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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08555

[Evergreen Money Market Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for nine of its series, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen U.S. Government Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen California Municipal Money Market Fund and Evergreen Treasury Money Market Fund, for the six months ended July 31, 2005. These nine series have a January 31 fiscal year end.

Date of reporting period: July 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Money Market Fund

Evergreen

MONEY MARKET FUND

Semiannual Report
as of July 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Money Market Fund, which covers the six-month period ended July 31, 2005.

The past six months proved yet another active period for money market investors. Moderating economic growth, tighter monetary policy, higher oil prices, reduced credit ratings in the auto sector and declining long-term interest rates were just a few of the challenges with which the financial markets had to contend. Throughout it all, the portfolio managers of Evergreen’s money market funds employed a variety of strategies to enhance portfolio yields. Some managers attempted to take advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and invested in securities exempt from federal and/or state income taxes. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of their diversified long-term portfolios.

The period began with mixed signals from the U.S. economy. For example, solid retail sales would be accompanied by weakness in consumer confidence, often in the same month. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation in demand, the Federal Reserve (“Fed”) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers were on the path towards more moderate levels of economic growth. At times, the

1

LETTER TO SHAREHOLDERS continued

fixed income and money markets viewed the Fed with suspicion, fearing that monetary policy would ultimately constrain growth, yet we maintained our belief that the Fed’s policy stance would continue to be one of less stimulation, rather than more restriction.

During the periods of volatility within the fixed income markets, monetary policymakers strived to assuage market angst. Fed Chairman Alan Greenspan’s transparency in his public remarks effectively communicated the sentiments of monetary policymakers, and short-term rates continued to rise throughout the investment period. However, longer-term market interest rates maintained their gradual descent. As the long end of the Treasury yield curve continued to decline, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. In addition, Chairman Greenspan expressed his concern that despite the Fed’s tighter stance, long-term market yields continued to decline. In testimony to congressional banking committees, he noted that it was a “conundrum” and warned of “complacency” within the fixed income markets. He achieved his desired objective of stabilized yields for only a short while, though, and long-term yields once again resumed their decline. We believe there are several factors contributing to the latest downward move at the long end of the curve, including short covering, increased demand for long-duration assets from mortgage portfolios and pension funds, a flight to quality after the credit reductions at GM and Ford, and the global savings surplus that has created capital seeking the perceived safety of U.S. Treasuries.

In this environment, our money market portfolio managers attempted to focus on market fundamentals and the timing of Federal Reserve meetings, which would result in a “resetting” of rates at the shorter end of the yield curve. Whether using floating rate securities or LIBOR-based securities in taxable money markets, or variable rate demand notes in the tax-exempt money markets,

2

LETTER TO SHAREHOLDERS continued

our portfolio teams attempted to maximize portfolio yields. While the extent of the yield curve flattening surprised the financial markets, our analysts nonetheless endeavored to identify the best opportunities for their portfolios.

As always, we continue to recommend that investors maintain a diversified fixed income strategy, including exposure to the money markets, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1987

	Class A	Class B	Class C	Class S	Class S1	Class I
Class inception date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	6/26/2001	11/2/1987

Nasdaq symbol	EMAXX	EMBXX	EMCXX	N/A	N/A	EGMXX

6-month return
with sales charge	N/A	-4.37%	-0.37%	N/A	N/A	N/A

6-month return
w/o sales charge	0.98%	0.63%	0.63%	0.83%	0.90%	1.13%

Average annual
return**

1-year with sales
charge	N/A	-4.18%	-0.18%	N/A	N/A	N/A

1-year w/o sales
charge	1.52%	0.82%	0.82%	1.21%	1.34%	1.82%

5-year	1.86%	0.90%	1.28%	1.57%	1.84%	2.14%

10-year	3.41%	2.76%	2.97%	3.41%	3.56%	3.71%

Maximum sales	N/A	5.00%	1.00%	N/A	N/A	N/A
charge		CDSC	CDSC

7-day annualized
yield	2.39%	1.69%	1.69%	2.09%	2.20%	2.69%

30-day annualized
yield	2.34%	1.64%	1.64%	2.04%	2.15%	2.64%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

** Adjusted for maximum applicable sales charge, unless noted

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

Performance includes the reinvestment of income dividends and capital gain distributions. Historical performance shown for Classes A, B, C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A, 1.00% for Classes B and C, and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, S and S1 would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class S1. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class A, B, C and S without which returns for Class A, B, C and S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of July 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2005	7/31/2005	Period*

Actual
Class A	$1,000.00	$1,009.80	$4.63
Class B	$1,000.00	$1,006.31	$8.11
Class C	$1,000.00	$1,006.31	$8.11
Class S	$1,000.00	$1,008.30	$6.12
Class S1	$1,000.00	$1,008.95	$5.48
Class I	$1,000.00	$1,011.29	$3.14
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.18	$4.66
Class B	$1,000.00	$1,016.71	$8.15
Class C	$1,000.00	$1,016.71	$8.15
Class S	$1,000.00	$1,018.70	$6.16
Class S1	$1,000.00	$1,019.34	$5.51
Class I	$1,000.00	$1,021.67	$3.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.63% for Class B, 1.63% for Class C, 1.23% for Class S, 1.10% for Class S1 and 0.63% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0	0.01	0.03	0.06

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	0[1]	(0.01)	(0.03)	(0.06)

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	0.98%	0.68%	0.32%	1.14%	3.20%	5.84%

Ratios and supplemental data
Net assets, end of period (millions)	$2,827	$3,027	$6,261	$10,628	$9,605	$2,302
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.93%[2]	0.94%	0.93%	0.89%	0.88%	0.84%
Expenses excluding waivers/reimbursements
and expense reductions	0.96%[2]	1.00%	0.99%	0.91%	0.88%	0.84%
Net investment income (loss)	1.96%[2]	0.60%	0.33%	1.12%	2.42%	5.54%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0	0	0	0.02	0.05

Distributions to shareholders from
Net investment income	(0.01)	0[1]	0[1]	0[1]	(0.02)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.63%	0.21%	0.06%	0.44%	2.48%	5.11%

Ratios and supplemental data
Net assets, end of period (millions)	$ 38	$ 46	$ 70	$ 113	$ 92	$ 52
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.63%[3]	1.38%	1.20%	1.59%	1.57%	1.54%
Expenses excluding waivers/reimbursements
and expense reductions	1.66%[3]	1.70%	1.69%	1.60%	1.57%	1.54%
Net investment income (loss)	1.26%[3]	0.18%	0.06%	0.41%	2.25%	4.95%

1 Amount represents less than $0.005 per share.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0	0	0	0.02	0.05

Distributions to shareholders from
Net investment income	(0.01)	0[1]	0[1]	0[1]	(0.02)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.63%	0.21%	0.06%	0.44%	2.48%	5.11%

Ratios and supplemental data
Net assets, end of period (millions)	$ 12	$ 16	$ 26	$ 23	$ 15	$ 9
Ratios to average net assets
Expenses including waivers/reimbursemts
but excluding expense reductions	1.63%[3]	1.37%	1.17%	1.59%	1.57%	1.55%
Expenses excluding waivers/reimbursements
and expense reductions	1.66%[3]	1.71%	1.70%	1.60%	1.57%	1.55%
Net investment income (loss)	1.25%[3]	0.15%	0.06%	0.42%	2.24%	4.99%

1 Amount represents less than $0.005 per share.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS S	(unaudited)	2005	2004	2003	2002	2001[1]

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0	0	0.01	0.03	0.03

Distributions to shareholders from
Net investment income	(0.01)	0[2]	0[2]	(0.01)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	0.83%	0.41%	0.09%	0.82%	2.89%	3.33%

Ratios and supplemental data
Net assets, end of period (millions)	$2,452	$2,477	$3,544	$7,302	$9,954	$10,771
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.23%[3]	1.20%	1.17%	1.21%	1.16%	1.15%[3]
Expenses excluding waivers/reimbursements
and expense reductions	1.26%[3]	1.30%	1.28%	1.21%	1.16%	1.15%[3]
Net investment income (loss)	1.67%[3]	0.39%	0.10%	0.83%	2.89%	5.56%[3]

1 For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS S1	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0	0.01	0.01

Distributions to shareholders from
Net investment income (loss)	(0.01)	(0.01)	0[2]	(0.01)	(0.01)

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.90%	0.52%	0.20%	1.18%	1.38%

Ratios and supplemental data
Net assets, end of period (millions)	$1,988	$2,294	$1,057	$1,767	$1,300
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.10%[3]	1.09%	1.05%	0.85%	0.86%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.26%[3]	1.27%	1.29%	1.21%	1.21%[3]
Net investment income (loss)	1.79%[3]	0.75%	0.21%	1.16%	1.72%[3]

1 For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0.01	0.01	0.03	0.06

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	1.13%	0.97%	0.57%	1.42%	3.50%	6.15%

Ratios and supplemental data
Net assets, end of period (millions)	$1,338	$1,531	$1,659	$2,334	$2,685	$1,964
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.63%[2]	0.65%	0.68%	0.61%	0.56%	0.54%
Expenses excluding waivers/reimbursements
and expense reductions	0.66%[2]	0.70%	0.69%	0.61%	0.56%	0.54%
Net investment income (loss)	2.27%[2]	0.94%	0.57%	1.41%	3.43%	5.97%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 0.6%
Blue Heron Funding Corp., FRN, 3.49%, 08/25/2005 144A
(cost $50,000,000)	$ 50,000,000	$50,000,000

CERTIFICATES OF DEPOSIT 9.7%
Barclays Bank plc, 3.46%, 09/01/2005	50,000,000	49,995,848
Credit Suisse First Boston Corp.:
2.57%, 11/10/2005	150,000,000	150,000,000
2.74%, 12/09/2005	75,000,000	75,000,000
3.77%, 06/07/2006	50,000,000	50,000,000
Deutsche Bank AG:
2.45%, 10/07/2005	110,000,000	110,000,000
2.81%, 12/12/2005	100,000,000	100,000,000
First Tennessee Bank:
2.75%, 12/13/2005	75,000,000	75,000,000
3.40%, 09/07/2005	50,000,000	50,000,000
SunTrust Banks, Inc.:
3.14%, 08/18/2005 144A	50,000,000	50,000,000
3.20%, 08/11/2005	80,000,000	80,000,000
UBS AG, 2.76%, 12/14/2005	50,000,000	50,002,731

Total Certificates of Deposit (cost $839,998,579)		839,998,579

COMMERCIAL PAPER 45.4%
Asset-Backed 37.3%
ASAP Funding Ltd.:
3.29%, 08/04/2005	50,000,000	49,986,292
3.30%, 08/03/2005	45,000,000	44,991,750
3.36%, 08/22/2005	50,000,000	49,902,000
Blue Spice, LLC, 3.21%, 08/23/2005	50,000,000	49,901,917
Check Point Charlie, Inc.:
3.15%, 08/08/2005	50,000,000	49,984,687
3.19%, 08/09/2005	30,000,000	29,978,733
3.20%, 08/15/2005	25,200,000	25,168,640
Chesham Finance, LLC, 3.30%, 08/05/2005	50,000,000	49,981,667
Compass Securitization, LLC, 3.34%, 08/18/2005	35,105,000	35,049,632
Concord Minutemen Capital Co., LLC:
3.34%, 08/10/2005	50,000,000	50,000,000
3.37%, 08/15/2005	116,000,000	116,000,000
3.39%, 08/16/2005	39,780,000	39,780,000
Descartes Funding Trust, 3.39%, 08/15/2005	100,000,000	100,000,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Georgetown Funding Co., LLC:
3.35%, 08/24/2005	$30,000,000	$29,935,792
3.38%, 08/30/2005	55,000,000	54,850,247
3.43%, 09/01/2005	40,000,000	39,881,856
Giro Balanced Funding Corp.:
3.31%, 08/08/2005	30,000,000	29,980,692
3.32%, 08/08/2005	70,530,000	70,484,469
3.34%, 08/12/2005	50,000,000	49,949,049
3.36%, 08/15/2005	38,260,000	38,210,007
Giro Multi-Funding Corp.:
3.30%, 08/08/2005	30,000,000	29,980,750
3.37%, 08/15/2005	50,000,000	49,934,472
3.39%, 08/22/2005	30,000,000	29,940,762
3.44%, 08/22/2005	40,000,000	39,919,733
Legacy Capital Corp., 3.29%, 08/05/2005	70,000,000	69,974,411
Lexington Parker Capital Co., LLC:
3.15%, 08/10/2005	50,000,000	49,960,625
3.29%, 08/08/2005	50,000,000	49,968,014
3.32%, 08/12/2005	35,000,000	34,964,494
Lockhart Funding, LLC:
3.20%, 08/11/2005	50,000,000	49,955,555
3.32%, 08/11/2005	75,000,000	74,930,833
3.39%, 09/01/2005	26,658,000	26,580,181
3.44%, 08/24/2005	25,000,000	24,945,056
Mane Funding Corp., 3.41%, 08/25/2005	50,000,000	49,886,333
Neptune Funding Corp.:
3.31%, 08/01/2005	20,071,000	20,071,000
3.36%, 08/22/2005	45,000,000	44,911,800
3.38%, 08/29/2005	40,000,000	39,894,844
Old Line Funding Corp., 3.30%, 08/16/2005	35,000,000	34,951,875
Paradigm Funding, LLC:
3.30%, 08/05/2005	61,915,000	61,892,298
3.42%, 08/22/2005	50,000,000	49,900,250
Park Granada, LLC:
3.30%, 08/08/2005	50,000,000	49,967,917
3.42%, 09/12/2005	50,000,000	49,800,500
Perry Global Funding Ltd., LLC:
3.15%, 08/10/2005	75,000,000	74,940,937
3.35%, 08/24/2005	30,000,000	29,935,792
3.38%, 08/22/2005	70,000,000	69,861,983

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Ranger Funding Corp., LLC:
3.33%, 08/15/2005	$40,000,000	$39,948,200
3.34%, 08/18/2005	50,000,000	49,921,139
Rhineland Funding Capital Corp.:
3.20%, 08/08/2005	55,000,000	54,965,778
3.40%, 09/12/2005	34,500,000	34,370,517
3.45%, 08/22/2005	5,894,000	5,882,138
3.47%, 09/16/2005	18,000,000	17,920,190
3.50%, 10/07/2005	61,035,000	60,727,841
Surrey Funding Corp., 3.15%, 08/03/2005	57,000,000	56,990,025
Thames Asset Global Securitization, Inc.:
3.37%, 08/18/2005	45,000,000	44,928,494
3.42%, 09/02/2005	50,000,000	49,848,000
Thornburg Mortgage Capital Resources, LLC:
3.32%, 08/04/2005	50,000,000	49,986,167
3.33%, 08/09/2005	75,000,000	74,981,500
3.37%, 08/16/2005	50,000,000	49,929,792
3.39%, 08/16/2005	45,000,000	44,936,438
Three Crowns Funding Corp.:
3.29%, 08/08/2005	70,344,000	70,298,999
3.30%, 08/09/2005	48,758,000	48,722,244
3.32%, 08/08/2005	17,278,000	17,266,846
Three Pillars Funding Corp.:
3.29%, 08/08/2005	52,656,000	52,622,315
3.35%, 08/17/2005	70,274,000	70,169,370
3.36%, 08/22/2005	50,000,000	49,902,000
3.40%, 08/23/2005	50,000,000	49,896,111
Ticonderoga Funding, LLC, 3.40%, 08/30/2005	50,000,000	49,863,056
Windmill Funding Corp., 3.35%, 08/22/2005	75,000,000	74,853,437

		3,230,018,442

Capital Markets 2.5%
Citigroup Global Markets Holdings, 3.21%, 08/24/2005	50,000,000	49,897,458
Goldman Sachs Group, Inc.:
3.36%, 09/06/2005	60,000,000	60,000,000
3.43%, 08/25/2005	50,000,000	50,000,000
3.65%, 05/25/2006	60,000,000	58,194,735

		218,092,193

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Consumer Finance 3.0%
Ford Credit Corp.:
3.23%, 08/22/2005	$ 45,000,000	$44,915,212
3.42%, 09/02/2005	30,000,000	29,908,800
3.43%, 09/06/2005	50,000,000	49,828,500
3.44%, 09/08/2005	50,000,000	49,818,445
3.46%, 08/22/2005	40,000,000	39,919,267
3.48%, 08/22/2005	42,500,000	42,413,725

		256,803,949

Diversified Financial Services 2.0%
Sigma Finance, Inc.:
3.17%, 08/09/2005 144A	34,700,000	34,675,556
3.36%, 08/23/2005 144A	30,000,000	29,938,400
3.62%, 10/17/2005 144A	62,000,000	62,011,869
4.00%, 08/02/2006 144A	50,000,000	50,000,000

		176,625,825

Thrifts & Mortgage Finance 0.6%
Countrywide Financial Corp., 3.35%, 08/01/2005	50,000,000	50,000,000

Total Commercial Paper (cost $3,931,540,409)		3,931,540,409

CORPORATE BONDS 30.0%
Asset-Backed 0.6%
Strategic Money Market Trust, FRN, 3.55%, 10/10/2005 144A	56,648,000	56,648,000

Capital Markets 8.4%
Bear Stearns & Co., Inc., FRN, 3.36%, 08/05/2005	50,000,000	50,000,000
Goldman Sachs Group, Inc., FRN, 3.64%, 09/21/2005	40,000,000	40,055,870
Lehman Brothers Holdings, Inc., FRN, 3.59%, 10/03/2005	35,000,000	35,027,854
Merrill Lynch & Co., Inc., FRN, 3.55%, 08/11/2005	300,000,000	300,000,000
Morgan Stanley, FRN:
3.33%, 08/03/2005	100,000,000	99,975,969
3.39%, 08/15/2005	200,000,000	199,991,003

		725,050,696

Commercial Banks 6.4%
Bank of America Corp., FRN, 3.31%, 08/02/2005	100,000,000	100,000,000
Georgetown Funding, LLC, 3.37%, 08/23/2005	50,000,000	49,897,028
HBOS plc, FRN, 3.33%, 08/22/2005	150,000,000	150,000,000
Marshall & Ilsley Bank Corp., 5.21%, 12/15/2005	50,000,000	50,416,178
Wells Fargo & Co., FRN, 3.30%, 08/02/2005	100,000,000	100,000,000
WestLB AG, FRN, 3.36%, 08/10/2005 144A	100,000,000	99,940,708

		550,253,914

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
Consumer Finance 6.0%
American Honda Finance Corp., 3.33%, 08/22/2005 144A	$ 70,000,000	$70,030,246
BMW U.S. Capital Corp., LLC, FRN, 3.45%, 08/24/2005	40,000,000	40,000,000
General Electric Capital Corp., FRN:
3.45%, 08/09/2005	100,000,000	100,000,000
3.51%, 08/17/2005	220,000,000	220,000,000
Toyota Motor Credit Corp., FRN:
3.20%, 08/08/2005	50,000,000	50,011,307
3.31%, 08/02/2005	40,000,000	40,000,000

		520,041,553

Diversified Financial Services 5.0%
CC USA, Inc.:
3.31%, 08/02/2005 144A	30,000,000	29,997,090
3.32%, 08/02/2005 144A	65,000,000	64,994,421
FRN, 3.27%, 08/26/2005	40,000,000	39,999,222
Dorada Finance, Inc., 3.31%, 10/21/2005	40,000,000	39,996,121
Liberty Lighthouse U.S. Capital Corp.:
2.75%, 11/16/2005 144A	100,000,000	100,000,000
3.08%, 01/06/2006 144A	50,000,000	50,000,000
3.42%, 08/25/2005 144A	35,000,000	34,996,567
Sigma Finance, Inc., MTN, 3.87%, 07/03/2006	75,000,000	75,000,000

		434,983,421

Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp., FRN, 4.49%, 03/07/2006 144A	50,000,000	50,281,310

Industrial Conglomerates 0.9%
General Electric Co., FRN, 3.70%, 10/24/2005	81,125,000	81,140,525

Pharmaceuticals 0.8%
Pfizer, Inc., FRN, 3.15%, 08/04/2005	70,000,000	70,000,000

Thrifts & Mortgage Finance 1.3%
Countrywide Home Loans, Inc., FRN:
3.39%, 08/26/2005	50,000,000	50,000,000
3.44%, 09/06/2005	33,000,000	33,000,000
3.76%, 10/31/2005	30,000,000	30,000,942

		113,000,942

Total Corporate Bonds (cost $2,601,400,361)		2,601,400,361

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

FUNDING AGREEMENTS 4.0%
Jackson National Life Insurance Co., 3.58%, 10/01/2005	$ 75,000,000	$75,000,000
Transamerica Funding Agreement:
3.56%, 08/01/2005	140,000,000	140,000,000
3.65%, 10/01/2005	135,000,000	135,000,000

Total Funding Agreements (cost $350,000,000)		350,000,000

MUNICIPAL OBLIGATIONS 0.6%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., FRN, Ser. B-1, 3.38%,
08/04/2005, (LOC: Bank of America Corp.)	11,600,000	11,600,000

Miscellaneous Revenue 0.5%
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, FRN, Ser. B,
3.54%, 08/04/2005, (LOC: Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $53,430,000)		53,430,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.3%
FHLB:
2.50%, 11/02/2005	125,000,000	125,000,000
2.51%, 11/04/2005	100,000,000	100,000,000
3.00%, 01/18/2006	38,835,000	38,826,448
FRN, 2.00%, 08/11/2005	50,000,000	50,000,000
FHLMC:
1.875%, 02/15/2006	38,699,000	38,338,922
FRN, 2.50%, 04/19/2006	60,000,000	60,000,000
FNMA:
3.15%, 02/06/2006	80,000,000	79,994,417
FRN, 3.51%, 10/21/2005	50,000,000	49,992,850

Total U.S. Government & Agency Obligations (cost $542,152,637)		542,152,637

TIME DEPOSIT 1.2%
Deutsche Bank AG, 3.32%, 08/01/2005 (cost $100,000,000)	100,000,000	100,000,000

YANKEE OBLIGATIONS - CORPORATE 0.6%
COMMERCIAL PAPER 0.6%
Commercial Banks 0.6%
Islandsbanki HF, 3.53%, 08/22/2005 144A (cost $50,000,000)	50,000,000	50,000,000

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund (cost $74,591)	74,591	74,591

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

REPURCHASE AGREEMENT 1.4%
Deutsche Bank AG, 3.26%, dated 7/31/2005, maturing 8/01/2005;
maturity value $119,551,791* (cost $119,519,322)	$ 119,519,322	$119,519,322

Total Investments (cost $8,638,115,899) 99.8%		8,638,115,899
Other Assets and Liabilities 0.2%		18,235,436

Net Assets 100.0%		$8,656,351,335

*	Collateralized by $76,025,000 U.S. Treasury Bonds, 6.375% to 9.25%, 8/15/2027 to 2/15/2016, value including accrued interest is $109,228,085; $12,649,000 U.S. Treasury Note, 4.125%, 05/15/2015, value including accrued interest is $12,682,834.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
MTN	Medium-Term Note
RB	Revenue Bond

The following table shows the percent of total investments by credit quality as of July 31, 2005:
Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2005:
1 day	5.0%
2-7 days	11.5%
8-60 days	59.1%
61-120 days	14.0%
121-240 days	7.0%
241+ days	3.4%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005 (unaudited)

Assets
Investments at amortized cost	$8,638,115,899
Cash	19,860
Receivable for Fund shares sold	662,512
Interest receivable	31,469,068
Prepaid expenses and other assets	26,212

Total assets	8,670,293,551

Liabilities
Dividends payable	8,052,541
Payable for Fund shares redeemed	1,397,142
Advisory fee payable	281,543
Distribution Plan expenses payable	105,687
Due to other related parties	3,048,013
Accrued expenses and other liabilities	1,057,290

Total liabilities	13,942,216

Net assets	$8,656,351,335

Net assets represented by
Paid-in capital	$8,661,613,714
Undistributed net investment income	84,254
Accumulated net realized losses on investments	(5,346,633)

Total net assets	$8,656,351,335

Net assets consists of
Class A	$2,827,042,250
Class B	38,497,498
Class C	12,458,652
Class S	2,452,447,035
Class S1	1,988,106,149
Class I	1,337,799,751

Total net assets	$8,656,351,335

Shares outstanding (unlimited number of shares authorized)
Class A	2,828,292,445
Class B	38,520,692
Class C	12,461,622
Class S	2,455,460,481
Class S1	1,988,143,719
Class I	1,339,939,961

Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class S	$1.00
Class S1	$1.00
Class I	$1.00

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2005 (unaudited)

Investment income
Interest	$	128,476,125

Expenses
Advisory fee		17,558,596
Distribution Plan expenses
Class A		4,366,485
Class B		216,254
Class C		83,814
Class S		7,501,245
Class S1		6,283,936
Administrative services fee		2,663,177
Transfer agent fees		7,628,122
Trustees’ fees and expenses		61,130
Printing and postage expenses		347,097
Custodian and accounting fees		1,062,880
Registration and filing fees		43,401
Professional fees		50,673
Other		119,565

Total expenses		47,986,375
Less: Expense reductions		(47,364)
Fee waivers and expense reimbursements		(2,811,913)

Net expenses		45,127,098

Net investment income		83,349,027

Net realized losses on investments		(108,726)

Net increase in net assets resulting from operations		$83,240,301

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2005		Year Ended
	(unaudited)		January 31, 2005

Operations
Net investment income		$83,349,027		$61,014,689
Net realized losses on investments		(108,726)		(19,886)

Net increase in net assets resulting
from operations		83,240,301		60,994,803

Distributions to shareholders
from
Net investment income
Class A		(28,577,904)		(23,466,845)
Class B		(271,821)		(104,311)
Class C		(105,203)		(49,169)
Class S		(20,830,331)		(10,753,722)
Class S1		(18,699,501)		(10,623,068)
Class I		(14,853,816)		(16,014,983)

Total distributions to shareholders		(83,338,576)		(61,012,098)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,268,896,929	6,268,896,929	14,070,341,857	14,070,341,857
Class B	15,112,003	15,112,003	30,304,561	30,304,561
Class C	11,105,345	11,105,345	46,101,474	46,101,474
Class S	840,186,332	840,186,332	1,341,631,844	1,341,631,844
Class S1	6,018,923,249	6,018,923,249	7,927,586,237	7,927,586,237
Class I	2,661,089,870	2,661,089,870	6,365,129,123	6,365,129,123

		15,815,313,728		29,781,095,096

Net asset value of shares issued in
reinvestment of distributions
Class A	23,595,556	23,595,556	20,173,809	20,173,809
Class B	239,731	239,731	92,777	92,777
Class C	87,519	87,519	41,430	41,430
Class S	212,477	212,477	31	31
Class S1	18,699,506	18,699,506	10,403,291	10,403,291
Class I	1,172,186	1,172,186	1,088,586	1,088,586

		44,006,975		31,799,924

Automatic conversion of Class B
shares to Class A shares
Class A	4,654,619	4,654,619	7,007,280	7,007,280
Class B	(4,654,619)	(4,654,619)	(7,007,280)	(7,007,280)

		0		0

Payment for shares redeemed
Class A	(6,496,920,205)	(6,496,920,205)	(17,331,368,841)	(17,331,368,841)
Class B	(17,913,337)	(17,913,337)	(47,471,221)	(47,471,221)
Class C	(14,818,681)	(14,818,681)	(56,547,203)	(56,547,203)
Class S	(864,424,993)	(864,424,993)	(2,409,555,060)	(2,409,555,060)
Class S1	(6,343,070,509)	(6,343,070,509)	(6,701,260,297)	(6,701,260,297)
Class I	(2,855,878,375)	(2,855,878,375)	(6,493,437,525)	(6,493,437,525)

		(16,593,026,100)		(33,039,640,147)

Net decrease in net assets resulting
from capital share transactions		(733,705,397)		(3,226,745,127)

Total decrease in net assets		(733,803,672)		(3,226,762,422)
Net assets
Beginning of period		9,390,155,007		12,616,917,429

End of period		$8,656,351,335		$9,390,155,007

Undistributed net investment income		$84,254		$73,803

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class S, Class S1 and Institutional (“Class I”) shares. Class A, Class S, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class B and Class C shares are only available for subsequent purchases by existing shareholders and prospective shareholders making an exchange from Class B or Class C shares of another Evergreen fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2005, EIMC waived its advisory fee in the amount of $329,448 and reimbursed other expenses in the amount of $1,129,842. In addition, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class S1 shares in the amount of $1,352,623.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended July 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.17% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for Class S and Class S1 shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended July 31, 2005, EIS received $137,791 and $2,368 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

On July 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2005, the Fund had $5,237,907 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2011	2012	2013

$381,247	$200,609	$139,955	$4,353,228	$137,629	$5,353	$19,886

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

28

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29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567601 rv2 9/2005

Evergreen Municipal Money Market Fund

Evergreen

MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
28	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Municipal Money Market Fund, which covers the six-month period ended July 31, 2005.

The past six months proved yet another active period for money market investors. Moderating economic growth, tighter monetary policy, higher oil prices, reduced credit ratings in the auto sector and declining long-term interest rates were just a few of the challenges with which the financial markets had to contend. Throughout it all, the portfolio managers of Evergreen’s money market funds employed a variety of strategies to enhance portfolio yields. Some managers attempted to take advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and invested in securities exempt from federal and/or state income taxes. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of their diversified long-term portfolios.

The period began with mixed signals from the U.S. economy. For example, solid retail sales would be accompanied by weakness in consumer confidence, often in the same month. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation in demand, the Federal Reserve (“Fed”) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers were on the path towards more moderate levels of economic growth. At times, the

LETTER TO SHAREHOLDERS continued

fixed income and money markets viewed the Fed with suspicion, fearing that monetary policy would ultimately constrain growth, yet we maintained our belief that the Fed’s policy stance would continue to be one of less stimulation, rather than more restriction.

During the periods of volatility within the fixed income markets, monetary policymakers strived to assuage market angst. Fed Chairman Alan Greenspan’s transparency in his public remarks effectively communicated the sentiments of monetary policymakers, and short-term rates continued to rise throughout the investment period. However, longer-term market interest rates maintained their gradual descent. As the long end of the Treasury yield curve continued to decline, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. In addition, Chairman Greenspan expressed his concern that despite the Fed’s tighter stance, long-term market yields continued to decline. In testimony to congressional banking committees, he noted that it was a “conundrum” and warned of “complacency” within the fixed income markets. He achieved his desired objective of stabilized yields for only a short while, though, and long-term yields once again resumed their decline. We believe there are several factors contributing to the latest downward move at the long end of the curve, including short covering, increased demand for long-duration assets from mortgage portfolios and pension funds, a flight to quality after the credit reductions at GM and Ford, and the global savings surplus that has created capital seeking the perceived safety of U.S. Treasuries.

In this environment, our money market portfolio managers attempted to focus on market fundamentals and the timing of Federal Reserve meetings, which would result in a “resetting” of rates at the shorter end of the yield curve. Whether using floating rate securities or LIBOR-based securities in taxable money markets, or

LETTER TO SHAREHOLDERS continued

variable rate demand notes in the tax-exempt money markets, our portfolio teams attempted to maximize portfolio yields. While the extent of the yield curve flattening surprised the financial markets, our analysts nonetheless endeavored to identify the best opportunities for their portfolios.

As always, we continue to recommend that investors maintain a diversified fixed income strategy, including exposure to the money markets, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of July 31, 2005

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• Mathew M. Kiselak
• James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1988

	Class A	Class S	Class S1	Class I
Class inception date	1/5/1995	6/30/2000	6/26/2001	11/2/1988

Nasdaq symbol	EXAXX	N/A	N/A	EVTXX

6-month return	0.79%	0.64%	0.64%	0.94%

Average annual return

1-year	1.25%	0.95%	0.94%	1.55%

5-year	1.39%	1.09%	1.22%	1.70%

10-year	2.27%	2.26%	2.33%	2.57%

7-day annualized yield	1.65%	1.35%	1.35%	1.95%

30-day annualized yield	1.55%	1.25%	1.25%	1.85%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, S and S1 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class S and S1, without which returns for Class S and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

All data is as of July 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2005	7/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,007.94	$ 4.08
Class S	$ 1,000.00	$ 1,006.44	$ 5.57
Class S1	$ 1,000.00	$ 1,006.44	$ 5.57
Class I	$ 1,000.00	$ 1,009.44	$ 2.59
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.73	$ 4.11
Class S	$ 1,000.00	$ 1,019.24	$ 5.61
Class S1	$ 1,000.00	$ 1,019.24	$ 5.61
Class I	$ 1,000.00	$ 1,022.22	$ 2.61

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.82% for Class A, 1.12% for Class S, 1.12% for Class S1 and 0.52% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0.01	0.01	0.02	0.04

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.79%	0.68%	0.51%	0.95%	2.18%	3.69%

Ratios and supplemental data
Net assets, end of period (millions)	$ 683	$ 763	$ 958	$1,237	$ 953	$ 126
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.82%[1]	0.83%	0.85%	0.86%	0.88%	0.86%
Expenses excluding waivers/reimbursements
and expense reductions	0.86%[1]	0.87%	0.86%	0.86%	0.88%	0.86%
Net investment income (loss)	1.58%[1]	0.65%	0.50%	0.89%	1.47%	3.59%

1 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS S	(unaudited)	2005	2004	2003	2002	2001[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0	0	0.01	0.02	0.02

Distributions to shareholders from
Net investment income	(0.01)	0[2]	0[2]	(0.01)	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.64%	0.38%	0.21%	0.65%	1.88%	1.99%

Ratios and supplemental data
Net assets, end of period (millions)	$ 337	$ 319	$ 463	$ 835	$ 638	$ 574
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.12%[3]	1.13%	1.13%	1.16%	1.16%	1.16%[3]
Expenses excluding waivers/reimbursements
and expense reductions	1.16%[3]	1.16%	1.15%	1.16%	1.16%	1.16%[3]
Net investment income (loss)	1.29%[3]	0.34%	0.22%	0.60%	1.82%	3.31%[3]

1 For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS S1	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0	0	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	0[2]	0[2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.64%	0.37%	0.22%	0.72%	0.77%

Ratios and supplemental data
Net assets, end of period (millions)	$ 1,040	$ 1,344	$ 274	$ 369	$ 257
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.12%[3]	1.10%	1.12%	1.09%	1.10%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.16%[3]	1.15%	1.15%	1.16%	1.20%[3]
Net investment income (loss)	1.28%[3]	0.57%	0.22%	0.67%	0.96%[3]

1 For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0.01	0.01	0.02	0.04

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.94%	0.98%	0.81%	1.25%	2.49%	4.00%

Ratios and supplemental data
Net assets, end of period (millions)	$ 425	$ 492	$ 513	$ 561	$ 489	$ 512
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.52%[2]	0.52%	0.55%	0.56%	0.56%	0.56%
Expenses excluding waivers/reimbursements
and expense reductions	0.56%[2]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss)	1.88%[2]	0.96%	0.80%	1.20%	2.46%	3.89%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER 1.2%
Miscellaneous Revenue 1.2%
Puerto Rico Govt. Dev. Bank:
2.98%, 08/09/2005	$ 10,808,000	$10,808,000
3.05%, 08/19/2005	19,000,000	19,000,000

Total Commercial Paper (cost $29,808,000)		29,808,000

MUNICIPAL OBLIGATIONS 98.4%
AIRPORT 2.3%
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER, 2.41%, VRDN, ,
(Liq.: Merrill Lynch & Co. Inc. & Insd. by XL Capital, Ltd.)	675,000	675,000
Chicago, IL O’Hare Intl. Arpt. Spl. Facs. RB, Northwest Airlines, Inc. Proj.:
Ser. A, 2.48%, VRDN, (LOC: Citibank)	2,500,000	2,500,000
Ser. B, 2.48%, VRDN, (LOC: Citibank)	6,700,000	6,700,000
Denver, CO City and Cnty. Arpt. RB, Ser. 2004-104, 2.37%, VRDN,
(LOC: BNP Paribas SA & Insd. by MBIA)	5,560,000	5,560,000
Hawaii Arpt. Sys. RB, 2.41%, VRDN, (Liq.: Merrill Lynch &
Co., Inc. & Insd. by FGIC)	2,215,000	2,215,000
Hillsborough Cnty., FL Aviation Auth. RB, Ser. 930, 2.37%, VRDN,
(Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	3,780,000	3,780,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust, Ser. 404, 2.41%, VRDN,
(Liq.: Morgan Stanley & Insd. by FGIC)	1,100,000	1,100,000
Kenton Cnty., KY Arpt. Board RB, Ser. F-2, 2.45%, VRDN,
(LOC: Bank of America Corp. & Insd. by MBIA)	2,910,000	2,910,000
Metropolitan Washington, DC Arpt. MSTR, 2.58%, VRDN,
(SPA: Societe Generale)	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 2.60%, VRDN, (Gtd. by Boeing Co.)	3,300,000	3,300,000
Ser. B, 2.60%, VRDN, (Gtd. by Boeing Co.)	1,200,000	1,200,000
Minneapolis & St. Paul, MN Metro. Arpt. RB, Ser. 928, 2.40%, VRDN, (Liq.:
JPMorgan Chase & Co. & Insd. by AMBAC)	4,000,000	4,000,000
Philadelphia, PA Arpt. MSTR, 2.41%, VRDN, (SPA: Societe
Generale & Insd. by FGIC)	3,400,000	3,400,000
Philadelphia, PA Arpt. RB, Ser. B, 2.37%, VRDN,
(Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	9,000,000	9,000,000

		56,045,000

EDUCATION 4.9%
ABN AMRO Munitops Cert. Trust RB, 2.36%, VRDN, (Insd. by FSA)	8,500,000	8,500,000
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, 2.40%, VRDN,
(Liq.: Bear Stearns Cos. & Insd. by MBIA)	10,010,000	10,010,000
Arlington, TX Independent Sch. Dist. RB, Ser. 347, 2.38%, VRDN,
(Liq.: Morgan Stanley)	2,245,000	2,245,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy,
2.43%, VRDN, (Gtd by Columbus B&T Co.)	1,930,000	1,930,000
Clark Cnty., NV MTC, Sch. Dist. Bldg., Ser. D, 2.39%, VRDN, (Insd. by MBIA)	5,910,000	5,910,000
Colorado Edl. and Cultural Facs. Auth. RB, Vail Mountain Sch. Proj.,
2.43%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Crown Point, IN, Cmnty. Sch. Corp. Tax Anticipation Warrants, 3.25%,
12/30/2005	8,000,000	8,022,711
De Soto, TX Independent Sch. Dist. GO, PFOTER, 2.41%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	855,000	855,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, Saint Andrews
Sewanee Sch. Proj., 2.38%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Greater Clark Cnty., IN Sch. GO, 3.00%, 12/30/2005	$ 9,000,000	$9,010,954
Lancaster, PA IDA RB, Student Lodging, Ser. A, 2.48%, VRDN, (LOC: Fulton
Financial Corp.)	3,825,000	3,825,000
Louisiana Local Govt. Env. Facs. & Cmnty. Dev. Auth. RB, Univ. of Louisiana at
Monroe Facs., Ser. C, 2.35%, VRDN, (LOC: Regions Bank)	10,000,000	10,000,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 2.51%, VRDN, (LOC:
Columbus B&T Co.)	7,145,000	7,145,000
Nebraska Elementary & Secondary Sch. Fin. Auth. Edl. Facs. RB, Lutheran Sch. Proj.,
2.18%, VRDN, (LOC: Fifth Third Bancorp)	5,300,000	5,300,000
New Jersey Edl. Facs. Auth. RB, PFOTER, 2.36%, VRDN, (SPA: Merrill Lynch & Co.,
Inc.)	880,000	880,000
Oak Ridge, TN IDRB, Oak Ridge Univ. Proj., 2.36%, VRDN, (SPA: Allied Irish
Banks plc)	3,900,000	3,900,000
Oklahoma City, OK IDA RB, Oklahoma Christian College, 2.62%, VRDN, (LOC:
Bank of America Corp.)	7,700,000	7,700,000
Philadelphia, PA Sch. Dist. GO, Floating Rate Trust Cert., Ser. 345, 2.38%, VRDN,
(Liq.: Morgan Stanley & Insd. by MBIA)	2,400,000	2,400,000
Private Colleges and Univ. Auth., Georgia RB, Mercer Univ. Proj., 2.45%, VRDN	12,075,000	12,075,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., 2.42%, VRDN, (LOC:
KeyCorp)	6,670,000	6,670,000
Summit Cnty., OH RB, Western Academy Reserve, 2.37%, VRDN, (LOC: KeyCorp)	5,905,000	5,905,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 2.39%, VRDN,
(LOC: Bank of America Corp.)	2,500,000	2,500,000
Will Cnty., IL Cmnty. Sch. Dist. PFOTER, 2.41%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	455,000	455,000

		120,923,665

GENERAL OBLIGATION - LOCAL 6.1%
ABN AMRO Munitops Cert. Trust GO, 2.37%, VRDN, (SPA: ABN AMRO Bank &
Insd. by MBIA)	9,495,000	9,495,000
Cook Cnty., IL GO, Ser. 559, 2.37%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
Delaware Valley, PA Regl. Fin. Auth. GO, PFOTER, 2.43%, VRDN, (SPA: BNP Paribas
SA & Insd. by AMBAC)	14,000,000	14,000,000
District of Columbia GO, Ser. C, 2.36%, VRDN, (Insd. by FGIC)	9,445,000	9,445,000
Harrison Cnty., MS GO, Bond Program, 2.53%, VRDN, (Insd. by AMBAC)	38,000,000	38,000,000
Honolulu, HI City & Cnty. GO, PFOTER, 2.85%, 07/06/2006, (SPA: Merrill Lynch &
Co., Inc. & Insd. by MBIA)	4,995,000	4,995,000
Metropolitan Govt. Nashville & Davidson Cnty., TN GO, ROC, 2.37%, VRDN, (Insd.
by MBIA)	3,995,000	3,995,000
New York, NY GO, 2.40%, VRDN, (Liq.: Citigroup, Inc.)	70,000,000	70,000,000

		151,930,000

GENERAL OBLIGATION - STATE 4.4%
Connecticut GO, 2.34%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,600,000	3,600,000
Florida Board of Ed. GO, Ser. 137, 2.37%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,295,000	5,295,000
Florida Dept. of Trans. GO, ROC, 2.37%, VRDN, (Liq.: Citigroup, Inc.)	3,965,000	3,965,000
Texas TRAN GO, 3.00%, 08/31/2005	75,000,000	75,085,525
Washington Eagle GO, Class A, 2.37%, VRDN, (Liq.: Citigroup, Inc. & Insd. by
AMBAC)	20,000,000	20,000,000
Washington GO, ROC, 2.37%, VRDN, (Liq.: Citigroup, Inc. & Insd. by AMBAC)	2,270,000	2,270,000

		110,215,525

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 12.4%
Alaska Indl. Dev. & Export ROC, 2.37%, VRDN, (LOC: Citibank & Insd. by FSA)	$ 51,400,001	$51,400,000
Amarillo, TX Hlth. Facs. Corp. RB, Panhandle Pooled Hlth. Care, 2.50%, VRDN,
(SPA: BNP Paribas SA)	8,600,000	8,600,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, 2.35%, VRDN, (LOC: Columbus B&T Co.)	17,835,000	17,835,000
Methodist Home for the Aging, 3.83%, VRDN, (LOC: Colonial BancGroup, Inc.)	6,000,000	6,000,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, 2.42%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc. & Insd. by FSA)	24,000,000	24,000,000
Clackamas Cnty., OR Hlth. Facs. Auth. RB, Ser. 689, 2.38%, VRDN, (Insd. by
MBIA)	4,063,000	4,063,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 2.55%, VRDN, (Gtd. by
Columbus B&T Co.)	9,145,000	9,145,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 2.35%, VRDN, (LOC:
SunTrust Banks, Inc.)	1,157,000	1,157,000
Highlands Cnty., FL Hlth. Fac. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 2.34%,
VRDN, (LOC: SunTrust Banks, Inc.)	2,100,000	2,100,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group:
Ser. A, 2.50%, 03/01/2006	10,000,000	9,990,422
Ser. B, 2.25%, VRDN	2,000,000	2,000,000
Kalamazoo, MI Hosp. Fin. Auth. RB, Bronson Methodist, 2.36%, VRDN, (LOC:
National City Corp.)	7,800,000	7,800,000
Kentucky EDA Hosp. RB, St. Luke’s Hosp., PFOTER, 2.42%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	520,000	520,000
Lawrence Cnty., PA IDA RB, Villa Maria Proj., Ser. A, 2.37%, VRDN, (SPA: Allied
Irish Banks plc)	5,361,000	5,361,000
Lima, OH Hosp. RB, Lima Memorial Hosp. Proj., 2.42%, VRDN, (LOC: Bank One)	1,310,000	1,310,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 2.37%, VRDN, (LOC: Union Planters Bank)	3,860,000	3,860,000
Cenikor Foundation Proj., 2.40%, VRDN, (LOC: Union Planters Bank)	3,070,000	3,070,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth.
Alliance Proj., 2.34%, VRDN, (LOC: Bank of America Corp.)	1,211,000	1,211,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 2.42%, VRDN, (LOC:
WestLB AG)	6,900,000	6,900,000
Miami-Dade Cnty., FL HFA RB, Ward Towers Assisted Living, 2.40%, VRDN, (LOC:
Bank of America Corp.)	1,600,000	1,600,000
Michigan Hosp. Fin. Auth. RB, Holland Cmnty. Hosp., Ser. B, 2.35%, VRDN, (LOC:
Bank One)	5,000,000	5,000,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 2.53%, VRDN, (LOC: Regions
Bank)	1,265,000	1,265,000
Montgomery Cnty., OH Hlth. Care RB, Windows Home Proj., 2.42%, VRDN, (LOC:
KeyCorp)	3,400,000	3,400,000
New Hampshire Higher Ed. & Hlth. Facs. RB, Ser. 2003-866, 2.37%, VRDN, (Liq.:
Morgan Stanley)	21,000,000	21,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys. Proj., Ser. 1998-171, 2.41%, VRDN, (Liq.: Morgan
Stanley)	29,925,000	29,925,000
Ser. 170, 2.41%, VRDN, (Liq.: Morgan Stanley & Insd. by AMBAC)	1,300,000	1,300,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC, Lifespan Proj.:
Ser. 1999-69A, Class A, 2.55%, VRDN, (Liq.: Bear Stearns Cos.)	30,300,000	30,300,000
Ser. 1999-69B, Class B, 2.55%, VRDN, (Liq.: Bear Stearns Cos.)	30,300,000	30,300,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 2.55%, VRDN, (Liq.: Bear
Stearns Cos.)	2,870,000	2,870,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
South Central, PA Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 2.48%, VRDN,
(LOC: Fulton Financial Corp.)	$ 1,645,000	$1,645,000
Steuben Cnty., NY IDA RB, Civic Facs.:
Corning Hosp. Ctr. Proj., 2.45%, VRDN, (LOC: M&T Bank Corp.)	1,610,000	1,610,000
Guthrie Corning Dev. Proj., 2.45%, VRDN, (LOC: M&T Bank Corp.)	2,645,000	2,645,000
Victoria Cnty., TX Hosp. RB, Ser. 959, 2.36%, VRDN, (Insd. by AMBAC)	9,350,000	9,350,000

		308,532,422

HOUSING 27.0%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 2.49%, VRDN, (Liq.: LaSalle
Bank Corp.)	3,980,000	3,980,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 2.40%, VRDN, (LOC:
Marshall & Ilsley Corp.)	9,870,000	9,870,000
Atlanta, GA Urban Residential Fin. Auth. RB, Buckhead Crossing, 2.43%, VRDN,
(LOC: Columbus B&T Co.)	16,000,000	16,000,000
Bank of New York Co. Muni. Cert. Trust, 2.45%, VRDN, (SPA: Bank of New York
Co. & Insd. by MBIA)	22,347,000	22,347,000
California CDA MHRB, Crystal View Apts., 2.33%, VRDN, (Liq.: FNMA)	7,075,000	7,075,000
California HFA RB, Ser. J, 2.34%, VRDN, (LOC: Lloyds TSB Bank plc)	385,000	385,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Court Proj., 2.60%, VRDN,
(LOC: First Tennessee Bank)	1,400,000	1,400,000
Chicago, IL Hsg. Auth. Capital PFOTER, Ser. 576, 2.38%, VRDN, (Liq.: Morgan
Stanley)	4,500,000	4,500,000
Class B Revenue Bond Cert. Trust, Ser. 2001-2, 3.03%, VRDN, (Liq.: American
International Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 2.53%, VRDN, (SPA: State Street Corp.)	6,901,884	6,901,884
Ser. 1999-3, 2.53%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	16,320,000	16,320,000
Ser. 1999-9, 2.45%, VRDN, (LOC: State Street Corp.)	5,470,000	5,470,000
Ser. 2000-1, 2.45%, VRDN, (SPA: State Street Corp.)	40,000	40,000
Ser. 2002-9, 2.53%, VRDN, (SPA: State Street Corp. & Insd. by FNMA)	28,344,000	28,344,000
Ser. 2005-14, 2.53%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	5,000,000	5,000,000
Ser. 2005-25, 2.37%, VRDN, (LOC: State Street Corp. & Insd. by AMBAC)	39,270,000	39,270,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Hsg. Huntington Apts. Proj., 2.42%, VRDN,
(Insd. by FHLMC)	6,155,000	6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 2.42%, VRDN, (LOC: Columbus B&T Co.)	4,450,000	4,450,000
De Kalb Cnty., GA Hsg. Auth. MHRB, 2.46%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	18,000,000	18,000,000
District of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, 2.49%, VRDN, (SPA:
Landesbank Hessen-Thüringen Girozentrale)	7,200,000	7,200,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 2.50%, VRDN,
(LOC: Crestar Bank)	2,870,000	2,870,000
Escambia Cnty., FL Hsg. Fin. Agcy. RB, Macon Trust 2002, Ser. B, 2.45%, VRDN,
(LOC: Bank of America Corp. & Insd. by GNMA)	5,400,000	5,400,000
FHLMC MHRB, Ser. M001, Class A, 2.43%, VRDN, (Insd. by FHLMC)	11,871,080	11,871,080
Greystone Tax-Exempt COP, Cert. of Beneficial Ownership, Ser. 2002-1, 2.58%,
VRDN, (LOC: Bank of America Corp.)	6,000,000	6,000,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., 2.83%, VRDN, (Liq.: American International Group,
Inc.)	10,990,000	10,990,000
Pleasant Run Apt. Proj., 2.83%, VRDN, (Liq.: American International Group,
Inc.)	4,335,000	4,335,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 2.37%, VRDN, (Insd. by
FHLMC)	$11,905,000	$11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 3.05%, VRDN, (Liq.:
American International Group, Inc.)	8,212,000	8,212,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., 2.40%, VRDN, (LOC:
U.S. Bancorp)	8,075,000	8,075,000
Macon Trust Pooled Cert.:
Ser. 1997, 2.53%, VRDN, (LOC: Bank of America Corp. & Insd. by FSA)	4,075,000	4,075,000
Ser. 1998A, 2.48%, VRDN, (LOC: Bank of America Corp. & Insd. by AMBAC)	2,816,000	2,816,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 2.35%, VRDN,
(LOC: SunTrust Banks, Inc.)	278,000	278,000
Massachusetts Dev. Fin. Agcy. PFOTER, 2.44%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	10,000,000	10,000,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 2.42%, VRDN,
(Liq.: FNMA)	3,800,000	3,800,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow
Creek Apts. Proj., 2.60%, VRDN, (LOC: First Tennessee Bank)	5,000,000	5,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj.,
2.42%, VRDN, (Liq.: FHLMC)	4,750,000	4,750,000
Michigan State HDA, Bloomfield River Apts. Proj., 2.46%, 09/06/2005	4,000,000	4,000,000
Minneapolis, MN MHRB, Stone Arch Apts., 2.39%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Montgomery Cnty., MD Hsg. Opportunities MHRB, 2.46%, VRDN, (SPA: Danske
Bank)	34,995,000	34,995,000
MuniMae Trust COP, Ser. 2002-1M, 2.42%, VRDN, (SPA: Bayerische Landesbanken
& Insd. by MBIA)	11,590,000	11,590,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 2.35%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Bridgeport Apts. Proj., 2.83%, VRDN, (Liq.: American International Group, Inc.)	8,615,000	8,615,000
Housing Amberwood Apts. Proj., 2.45%, VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
New Mexico Hsg. Auth. RB, Lease Purchase Program, 2.38%, VRDN, (SPA: Societe
Generale & Insd. by FHLMC)	9,000,000	9,000,000
New Orleans, LA Fin. Auth. SFHRB, Floating Rate Trust Cert., Ser. 2002-857, 2.41%,
VRDN, (Liq.: Morgan Stanley)	22,000,000	22,000,000
New York, NY Dormitory Auth. RB, PFOTER, 2.85%, VRDN, (SPA: Merrill Lynch &
Co., Inc. & Insd. by AMBAC)	6,140,000	6,140,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 2.42%,
VRDN, (LOC: KeyCorp)	1,315,000	1,315,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, 2.52%, VRDN, (Insd. by
FHLMC)	2,485,000	2,485,000
PFOTER:
Class A, 2.43%, VRDN, (Insd. by FHLMC)	17,315,000	17,315,000
Class B:
2.40%, 02/02/2006, (Insd. by FHLMC)	11,540,000	11,540,000
2.85%, 07/06/2006, (LOC: Lloyds TSB Bank plc)	51,150,000	51,150,000
Class C, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	3,640,000	3,640,000
Class D:
1.82%, 09/29/2005, (Liq.: Merrill Lynch & Co., Inc.)	22,620,000	22,620,000
2.43%, VRDN, (Insd. by FHLMC)	20,185,000	20,185,000
Class F, 2.43%, VRDN, (Insd. by FHLMC)	24,030,000	24,030,000
Class G, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	21,870,000	21,870,000
Class I, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	685,000	685,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Philadelphia, PA Redev. Auth. MHRB, 1.72%, 08/11/2005, (Liq.: Merrill Lynch &
Co., Inc.)	$ 8,000,000	$8,000,000
Roaring Fork Muni. Products, LLC RB, Ser. 2001-14, Class A, 2.48%, VRDN,
(LOC: Bank of New York Co.)	8,240,000	8,240,000
Shelby Cnty., TN Hlth. Ed. & Hsg. Facs. Board RB, Courtyard Apts. I Proj.,
Ser. A, 2.45%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, PFOTER:
2.42%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	17,195,000	17,195,000
2.46%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	5,490,000	5,490,000
Washington MHRB:
Eaglepointe Apts., Ser. A, 2.83%, VRDN, (Liq.: American International Group,
Inc.)	4,840,000	4,840,000
Winterhill Apts., Ser. A, 2.83%, VRDN, (Liq.: American International Group,
Inc.)	6,525,000	6,525,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 2.42%, VRDN, (LOC: Marshall &
Isley Bank)	5,850,000	5,850,000
Wyoming CDA MHRB, Mountain Side Apts., 2.83%, VRDN, (Liq: American
International Group, Inc.)	7,100,000	7,100,000

		672,209,964

INDUSTRIAL DEVELOPMENT REVENUE 12.4%
Alabama IDA RB, Automation Technology Inds., Inc., 2.77%, VRDN, (LOC:
Columbus B&T Co.)	2,465,000	2,465,000
Alachua Cnty, FL IDRB, Florida Rock Proj., 2.40%, VRDN, (LOC: Bank of America
Corp.)	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 2.37%, VRDN,
(LOC: PNC Financial Services Group, Inc.)	1,943,000	1,943,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 2.38%, VRDN, (SPA: Royal
Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Inds. Proj., 2.62%, VRDN, (LOC: Associated Banc-Corp.)	1,205,000	1,205,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 2.42%, VRDN,
(LOC: Bank of America Corp.)	1,500,000	1,500,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 2.50%, VRDN, (LOC: AmSouth
Bancorp)	2,700,000	2,700,000
Bristol, TN IDRB, Robinette Co. Proj., 2.60%, VRDN, (LOC: AmSouth Bancorp)	500,000	500,000
Buncombe Cnty., NC Indl. Facs. & Pollution Ctl. Auth. RB, Rich Mount, Inc. Proj.,
2.93%, VRDN, (SPA: Bank of Tokyo-Mitsubishi)	1,500,000	1,500,000
Butler, WI IDRB, Western States Envelope Co. Proj., 2.42%, VRDN, (LOC: Marshall
& Ilsley Corp.)	1,585,000	1,585,000
California EDA RB, Killion Inds. Proj., 2.65%, VRDN, (LOC: Union Bank of
California)	2,820,000	2,820,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 2.75%, VRDN, (Gtd. by
Honeywell International, Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 2.48%, VRDN, (LOC: Branch
Banking & Trust)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 2.42%, VRDN, (LOC: Bank of
America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 2.55%, VRDN,
(LOC: Wells Fargo & Co.)	1,925,000	1,925,000
Colorado HFA IDRB, Worldwest LLP Proj., 2.50%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj., 2.49%, VRDN, (LOC: PNC
Financial Services Group, Inc.)	3,825,000	3,825,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Dallas, TX Indl. Dev. Corp. RB, Crane Plumbing Proj., 2.44%, VRDN, (LOC: LaSalle
Bank)	$ 4,150,000	$4,150,000
Demopolis, AL IDRB, Delaware Mesa Farms Proj., 2.45%, VRDN, (LOC: Wells
Fargo & Co.)	6,000,000	6,000,000
Devils Lake, ND IDRB, Noodles by Leonardo, 2.69%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 2.57%, VRDN, (LOC: U.S.
Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 2.67%, VRDN, (LOC: Columbus
B&T Co.)	8,270,000	8,270,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 2.54%, VRDN, (LOC: U.S.
Bancorp)	2,255,000	2,255,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 2.49%, VRDN, (LOC: Harris Trust & Savings Bank)	2,355,000	2,355,000
Four Season Hsg., Inc. Proj., 2.45%, VRDN, (LOC: KeyCorp)	2,000,000	2,000,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 2.58%, VRDN, (LOC: AmSouth
Bancorp)	5,160,000	5,160,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 2.49%, VRDN, (LOC: Fifth Third
Bancorp)	1,230,000	1,230,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 2.50%, VRDN, (LOC: National
City Corp.)	1,220,000	1,220,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 2.48%, VRDN, (LOC: Bank of
America Corp.)	1,200,000	1,200,000
Hackleberg, AL IDRB, River Birch Homes Proj., 2.63%, VRDN, (LOC: AmSouth
Bancorp)	1,030,000	1,030,000
Haleyville, AL IDRB:
Briar-Garrett, LLC Proj., 2.58%, VRDN, (LOC: First Commercial Bank)	1,640,000	1,640,000
Charming Castle, LLC Proj., 2.63%, VRDN, (SPA: Canadian Imperial Bank)	538,000	538,000
Door Components, LLC Proj., 2.63%, VRDN, (SPA: Canadian Imperial Bank)	1,845,000	1,845,000
Hamilton, AL IDRB, Quality Hsg. Proj., 2.73%, VRDN, (SPA: Canadian Imperial
Bank)	910,000	910,000
Harris Cnty., TX Indl. Dev. Corp. IDRB, National Bedding Co. Proj., 2.58%, VRDN,
(LOC: Bank of America Corp.)	2,300,000	2,300,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft LP Proj., 2.67%, VRDN, (LOC: First
Commercial Bank)	1,129,000	1,129,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 2.50%, VRDN, (LOC:
Crestar Bank)	1,260,000	1,260,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 2.57%, VRDN, (LOC: Associated
Banc-Corp.)	1,720,000	1,720,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., 2.63%, VRDN, (LOC: First Commercial Bank)	3,075,000	3,075,000
Wright-K Technology, Inc. Proj., 2.55%, VRDN, (LOC: National City Corp.)	1,500,000	1,500,000
Illinois Dev. Fin. Auth. PCRB, 2.35%, VRDN, (LOC: Rabobank)	6,300,000	6,300,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 2.42%, VRDN, (LOC:
Bank One)	1,770,000	1,770,000
Iowa Fin. Auth. IDRB, Interwest Proj., 2.77%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	4,010,000	4,010,000
Jackson, TN IDRB, General Cable Corp. Proj., 2.44%, VRDN, (LOC: JPMorgan
Chase & Co.)	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 2.50%, VRDN, (LOC: JPMorgan
Chase & Co.)	2,300,000	2,300,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 2.77%, VRDN, (SPA: Bay
Hypo-Und Vereinsbank AG)	2,400,000	2,400,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 2.66%, VRDN, (LOC:
U.S. Bancorp)	$840,000	$840,000
Lancaster Cnty., NV IDRB, Lincoln Machine, Inc. Proj., 2.54%, VRDN, (LOC: U.S.
Bancorp)	1,340,000	1,340,000
Loudoun Cnty., VA IDA RB, Electronic Instrumentation, 2.40%, VRDN, (LOC: Bank
of America Corp.)	1,960,000	1,960,000
Lucas Cnty., OH IDRB, High Tech Properties, Inc. Proj., 2.45%, VRDN, LOC: National
City Corp.)	2,890,000	2,890,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 2.49%, VRDN, (LOC:
U.S. Bancorp)	2,660,000	2,660,000
Mankato, MN IDRB, Katolight Proj., 2.54%, VRDN, (LOC: U.S. Bank)	2,150,000	2,150,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 2.49%, VRDN, (LOC:
KeyCorp)	2,885,000	2,885,000
Massachusetts IFA RB, 890 Cmnwlth. Avenue Proj., 2.50%, VRDN, (LOC: Citizens
Banking Corp.)	800,000	800,000
Massachusetts Indl. Fin. Agcy. RB, Portland Causeway Proj., 2.65%, VRDN, (LOC:
Sovereign Bancorp, Inc.)	2,000,000	2,000,000
Massachusetts Indl. Fin. Auth. IDRB, Portland Causeway Realty Trust Co., Ser. 1988,
2.60%, VRDN, (LOC: Citibank)	700,000	700,000
Miami-Dade Cnty., FL IDA RB:
Cigarette Racing Team Proj., 2.40%, VRDN, (LOC: Bank of America Corp.)	2,700,000	2,700,000
Tarmac America Proj., 2.40%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 4.87%,
VRDN, (SPA: Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB, Quantum Composites, Inc. Proj., 2.52%,
VRDN, (LOC: Heller Financial, Inc.)	4,820,000	4,820,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 2.54%, VRDN,
(LOC: Firstbank Corp.)	1,560,000	1,560,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 2.67%, VRDN,
(SPA: Societe Generale)	2,010,000	2,010,000
Mobile Cnty., AL IDRB, FGDI, LLC Proj., 2.77%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	4,400,000	4,400,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar, 2.67%, VRDN,
(LOC: Wells Fargo & Co.)	5,500,000	5,500,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern, LLC Proj., 2.53%,
VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
New Lisbon, WI IDRB, Leer LP Proj., 2.54%, VRDN, (LOC: U.S. Bancorp)	2,425,000	2,425,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 2.44%, VRDN, (LOC: U.S.
Bancorp)	2,805,000	2,805,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 2.40%, VRDN,
(LOC: Bank of America Corp.)	2,250,000	2,250,000
Olathe, KS IDRB, Insulite Proj., 2.70%, VRDN, (LOC: U.S. Bancorp)	1,975,000	1,975,000
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., 2.35%, VRDN,
(LOC: JPMorgan Chase & Co.)	4,000,000	4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., 2.57%, VRDN, (LOC: Bank of America
Corp.)	1,715,000	1,715,000
Osceola Vlg., WI IDRB, Johnson Family LP, 2.45%, VRDN, (LOC: U.S. Bancorp)	2,360,000	2,360,000
Philadelphia, PA IDRB, Allied Corp. Proj., FRN, 2.00%, 11/01/2005, (Gtd. by
Honeywell International, Inc.)	490,000	490,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 2.60%, VRDN,
(LOC: Bank of California)	2,600,000	2,600,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Pinal Cnty., AZ IDA RB, Feenstra Investments Dairy Proj., 2.57%, VRDN, (LOC:
KeyCorp)	$ 1,250,000	$1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, 2.62%, VRDN, (LOC: Associated
Banc-Corp.)	1,300,000	1,300,000
Portland, OR EDA RB, Broadway Proj., 2.37%, VRDN, (LOC: KeyCorp & Insd. by
AMBAC)	4,500,000	4,500,000
Rockwall, TX Indl. Dev. Corp. IDRB, Columbia Extrusion Corp., 2.56%, VRDN, (LOC:
U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, GA Kaolin, Inc., 2.40%, VRDN, (LOC: Bank of America
Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 2.62%, VRDN, (LOC:
Associated Banc-Corp.)	1,935,000	1,935,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 2.75%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Compact Air Products, LLC, 2.49%, VRDN, (LOC: KeyCorp)	2,835,000	2,835,000
Ortec, Inc. Proj.:
Ser. A, 2.45%, VRDN, (LOC: Bank of America Corp.)	400,000	400,000
Ser. B, 2.45%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Roller Bearing Co. Proj., Ser. 1994-A, 2.52%, VRDN, (Liq.: Heller Financial, Inc.)	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, 2.38%, VRDN, (SPA: RBC Centura Bank & Insd.
by AMBAC)	7,000,000	7,000,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 2.54%, VRDN, (LOC: U.S. Bancorp)	2,250,000	2,250,000
Springfield, MO IDA RB, SLH Investments, LLC Proj., 2.69%, VRDN, (LOC: U.S.
Bancorp)	1,445,000	1,445,000
St. Charles Cnty., MO IDRB, Kuenz Heating & Sheet Metal, 2.64%, VRDN, (LOC:
U.S. Bancorp)	2,295,000	2,295,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, 2.86%, VRDN, (LOC:
U.S. Bancorp)	1,000,000	1,000,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., 2.57%, VRDN,
(SPA: Rabobank Neder)	21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 2.58%, VRDN, (LOC: Regions
Bank)	4,000,000	4,000,000
Tuscaloosa Cnty., AL IDRB, Nucor Corp. Proj., 2.42%, VRDN, (Gtd. by Nucor
Corp.)	6,600,000	6,600,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., 2.41%, VRDN, (SPA: Sumitomo
Bank, Ltd.)	4,500,000	4,500,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 2.49%, VRDN, (LOC: KeyCorp)	2,555,000	2,555,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 2.40%, VRDN, (LOC:
Bank of America Corp.)	2,700,000	2,700,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 2.50%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 2.57%, VRDN, (LOC: Bank
of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 2.49%,
VRDN, (LOC: KeyCorp)	1,445,000	1,445,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 2.60%, VRDN, (LOC: Crestar Bank)	2,070,000	2,070,000
Ser. B, 2.60%, VRDN, (LOC: Crestar Bank)	1,390,000	1,390,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 2.60%, VRDN, (LOC: AmSouth
Bancorp)	8,000,000	8,000,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 2.66%, VRDN, (LOC:
Bank of the West)	4,180,000	4,180,000

		308,670,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 1.3%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 2.61%, VRDN,
(LOC: LaSalle Bank Corp.)	$ 2,574,478	$2,574,478
Goat Hill Properties, Washington Lease RB ROC, 2.37%, VRDN, (Insd. by MBIA)	1,340,000	1,340,000
Koch Floating Rate Trust Cert., Ser. 2000-1, 2.53%, VRDN, (LOC: State Street
Corp.)	15,910,128	15,910,128
MBIA Capital Corp. Grantor Trust Lease PFOTER, 2.43%, VRDN, (SPA: Landesbank
Hessen)	4,055,000	4,055,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 2.38%, VRDN, (Liq.: Morgan
Stanley)	2,227,500	2,227,500
Pitney Bowes Credit Corp. Leasetops RB:
Ser. 1999-2, 2.53%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd. by
AMBAC)	3,180,530	3,180,530
Ser. 2002-1, 2.53%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd. by
AMBAC)	3,254,123	3,254,123

		32,541,759

MANUFACTURING 0.8%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 2.40%, VRDN, (LOC:
SunTrust Banks, Inc.)	4,050,000	4,050,000
Pinellas Cnty., FL IDA RB, Sure-Feed Engineering, Inc.Proj., 2.45%, VRDN, (LOC:
Bank of America Corp.)	2,500,000	2,500,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 2.60%, VRDN,
(LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 2.45%, VRDN, (LOC: Bank of America
Corp.)	3,200,000	3,200,000
Wisconsin Hsg. and EDRRB, Zero Zone, Inc. Proj., 2.40%, VRDN, (LOC: U.S.
Bancorp)	3,420,000	3,420,000

		19,420,000

MISCELLANEOUS REVENUE 11.2%
De Soto, TX IDA RRB, Solar Turbines Proj., 2.37%, VRDN	7,050,000	7,050,000
Florida Capital Trust Agcy. RB, Seminole Convention Proj., 2.73%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	695,000	695,000
Las Vegas, NV EDA RB, Andre Agassi Foundation, 2.33%, VRDN, (SPA: Allied Irish
Banks plc)	9,485,000	9,485,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell International, Inc. Proj., 2.53%,
VRDN, (Gtd. by Honeywell International, Inc.)	4,000,000	4,000,000
Magnolia, AR IDRB, American Fuel Cell Proj., 2.69%, VRDN, (SPA: Commerce de
France)	1,355,000	1,355,000
Mcintosh, AL IDRRB, Ciba Specialty Chemicals Proj., Ser. D, 2.35%, VRDN, (LOC:
Bank of New York Co.)	22,100,000	22,100,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures,
Ser. 2002-A, 2.53%, VRDN, (LOC: AmSouth Bancorp)	4,085,000	4,085,000
Municipal Securities Pool Trust Receipts, 2.48%, VRDN, (SPA: Societe Generale &
Insd. by MBIA)	98,740,000	98,740,000
New Jersey COP PFOTER, 2.36%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by
AMBAC)	455,000	455,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 2.45%, VRDN	4,300,000	4,300,000
PFOTER, Ser. A, 2.48%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	1,590,000	1,590,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 2.50%,
VRDN, (Gtd. by Motiva Enterprises, LLC)	10,635,000	10,635,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., 2.28%, VRDN,
(Gtd. by Total SA)	$18,425,000	$18,425,000
Port Corpus Christi, TX Solid Waste Disp. RB, Flint Hills Resources, Ser. A:
2.70%, VRDN, (Gtd. by Flint Resources)	25,000,000	25,000,000
2.65%, VRDN, (Gtd. by Flint Resources)	9,000,000	9,000,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 2.53%, VRDN	1,000,000	1,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 2.62%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 2.62%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 2.62%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Valdez, AK Marine Terminal RB:
BP Pipelines Proj., Ser. B, 2.15%, VRDN, (SPA: BP plc)	14,000,000	14,000,000
ConocoPhillips Co. Proj., 3.03%, 05/01/2006	4,600,000	4,600,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 2.33%, VRDN,
(Gtd. by Dow Chemical Co.)	20,300,000	20,300,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 2.42%, VRDN, (LOC:
KeyCorp)	2,405,000	2,405,000

		277,220,000

PORT AUTHORITY 0.6%
ABN AMRO Munitops Cert. Trust RB, 2.43%, VRDN, (Insd. by FSA)	7,325,000	7,325,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., 2.53%, VRDN, (LOC:
AmSouth Bancorp & Insd. by AMBAC)	7,170,000	7,170,000

		14,495,000

PUBLIC FACILITIES 2.1%
Louisiana Pub. Facs. Auth. RB, Tiger Athletic Foundation Proj., 2.45%, VRDN, (LOC:
Hibernia National Bank)	38,000,000	38,000,000
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 2.50%, VRDN,
(LOC: First Tennessee Bank)	13,525,000	13,525,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB PFOTER, 2.38%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by AMBAC)	670,000	670,000

		52,195,000

RESOURCE RECOVERY 0.9%
Montana Board Resource Recovery RB, Colstrip Energy LP Proj., 2.45%,
12/30/2006, (LOC: Dexia SA)	7,000,000	7,000,000
Portage, IN EDRB, American Iron Oxide, Ser. B:
2.62%, VRDN, (LOC: Bank One)	1,000,000	1,000,000
2.62%, VRDN, (LOC: Bank One)	10,000,000	10,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 2.72%, VRDN, (SPA: Bank
of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		23,000,000

SPECIAL TAX 5.7%
California Econ. Recovery RB, Ser. C-8, 2.10%, VRDN, (LOC: Lloyds TSB Bank plc)	1,000,000	1,000,000
Carmel Clay, IN Sch. TAN, 3.25%, 12/30/2005, (LOC: Zions Bancorp)	7,700,000	7,729,587
Central Puget Sound, Washington Regl. Transit Auth. RB ROC, 2.37%, VRDN, (Insd.
by AMBAC)	18,625,000	18,625,000
Chicago, IL GO, Lakefront Millenium, Ser. 322, 2.38%, VRDN, (Liq.: Morgan
Stanley)	2,225,000	2,225,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redevelopment Proj.:
Ser. A, 2.45%, VRDN	9,170,000	9,170,000
Ser. B, 2.45%, VRDN	11,100,000	11,100,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Jefferson Cnty., AL Ltd. Obl. Sch. RB, Ser. B, 2.35%, VRDN, (Insd. by AMBAC)	$ 21,800,000	$21,800,000
Massachusetts Bay Trans. Auth. Sales Tax RB, PFOTER, 2.35%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	17,280,000	17,280,000
Metropolitan Trans. Auth. New York PFOTER, 2.36%, VRDN, (Liq.: Merrill Lynch &
Co., Inc. & Insd. by FGIC)	1,400,000	1,400,000
Metropolitan Trans. Auth. New York RB, Dedicated Tax Fund, Class A, 2.36%, VRDN,
(LOC: Citibank)	6,015,000	6,015,000
Montgomery, AL Impt. Dist. RB, Ser. A, 2.41%, VRDN, (LOC: Columbus B&T Co.)	10,465,000	10,465,000
New York, NY TFA RB, New York City Recovery Proj., Ser. 3:
2.30%, VRDN, (SPA: Bank of New York Co.)	9,800,000	9,800,000
2.30%, VRDN, (SPA: New York State Common Retirement Fund)	22,799,999	22,800,000
Washington GO, Motor Vehicle Tax, Ser. 2002-B, 2.39%, VRDN, (LOC: Bank of New
York Co. & Insd. by FSA)	2,760,000	2,760,000

		142,169,587

TOBACCO REVENUE 1.7%
Badger Tobacco Asset Security Corp. PFOTER:
2.46%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,265,000	4,265,000
2.42%, VRDN, (LOC: Lloyds TSB Bank plc)	3,755,000	3,755,000
New Jersey Tobacco Settlement Fin. Corp. PFOTER, 2.41%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	30,000,000	30,000,000
New York Tobacco Settlement Fin. Corp. PFOTER, 2.85%, 06/22/2006, (SPA: Merrill
Lynch & Co., Inc.)	3,700,000	3,700,000

		41,720,000

TRANSPORTATION 0.5%
Central Puget Sound, Washington Regl. Transit Auth. PFOTER, Ser. 360, 2.38%,
VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	910,000	910,000
E 470 Pub. Highway, Colorado PFOTER, 2.41%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	5,425,000	5,425,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 2.37%, VRDN, (Liq.: JPMorgan Chase
& Co. & Insd. by MBIA)	5,445,000	5,445,000

		11,780,000

UTILITY 2.7%
Austin, TX Combined Util. Sys. RB, Ser. A, 2.50%, 08/31/2005, (Liq.: JPMorgan
Chase & Co. & SPA: State Street Corp.)	21,767,000	21,767,000
Carlton, WI PCRB, Wisconsin Power & Light Proj., 2.54%, VRDN, (Gtd. by
Wisconsin Power & Light)	5,600,000	5,600,000
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 2.33%,
VRDN, (Gtd. by Kentucky Utility Co.)	8,700,000	8,700,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.18%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	850,000	850,000
Reedy Creek, FL Impt. Dist. Util. RB, Ser. 986, 2.36%, VRDN, (Liq.: Morgan
Stanley)	5,700,000	5,700,000
Sweetwater Cnty., WY PCRRB, Idaho Power Co. Proj., Ser. B, 2.25%, VRDN, (Gtd.
by Idaho Power Co.)	24,200,000	24,200,000

		66,817,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 1.4%
ABN AMRO Munitops Cert. Trust RB, 2.37%, VRDN, (Insd. by FSA)	$ 9,995,000	$9,995,000
Colorado River, TX Muni. Water Dist. RB, Republic Waste Svcs., Inc. Proj., 2.45%,
VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Gulf Coast, TX Waste Disp. Auth. RB, Republic Waste Svcs., Inc. Proj., 2.45%,
VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Metropolitan Superior, Colorado Water Dist. 1 RB, 2.38%, VRDN, (SPA: BNP
Paribas SA)	2,000,000	2,000,000
Niceville, FL Water & Sewer RB, Ser. B, 2.35%, VRDN, (LOC: Columbus B&T Co.
& Insd. by AMBAC)	1,420,000	1,420,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.50%,
09/22/2005, (SPA: Sumitomo Mitsui Banking Corp.)	1,200,000	1,200,000
Raleigh, NC Comb Enterprise Sys. RB ROC, 2.37%, VRDN, (LOC: Citibank)	4,995,000	4,995,000
West Palm Beach, FL Util. Sys. RRB, 2.34%, VRDN, (LOC: Bank of America Corp.
& Insd. by FGIC)	9,000,000	9,000,000

		36,110,000

Total Municipal Obligations (cost $2,445,994,922)		2,445,994,922

Total Investments (cost $2,475,802,922) 99.6%		2,475,802,922
Other Assets and Liabilities 0.4%		9,697,492

Net Assets 100.0%		$2,485,500,414

VRDN Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2005.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.	IDRRB	Industrial Development Refunding Revenue Bond
CDA	Community Development Authority	IFA	Industrial Finance Agency
COP	Certificates of Participation	LOC	Letter of Credit
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
EDFA	Economic Development Finance Authority	MHRB	Multifamily Housing Revenue Bond
EDRB	Economic Development Revenue Bond	MSTR	Municipal Securities Trust Receipt
EDRRB	Economic Development Refunding Revenue Bond	MTC	Municipal Trust Certificates
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHLB	Federal Home Loan Bank	PCRRB	Pollution Control Refunding Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	PFOTER	Putable Floating Option Tax Exempt Receipts
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FRN	Floating Rate Note	ROC	Reset Option Certificate
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	SPA	Securities Purchase Agreement
HDA	Housing Development Authority	TAN	Tax Anticipation Note
HFA	Housing Finance Authority	TFA	Transportation Finance Authority
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Note
IDRB	Industrial Development Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of July 31, 2005:

Texas	10.1%	North Dakota	1.0%
New York	5.0%	New Hampshire	0.9%
Alabama	4.8%	Hawaii	0.7%
Louisiana	4.1%	Minnesota	0.7%
Florida	4.0%	Nevada	0.6%
Georgia	3.6%	New Mexico	0.6%
Indiana	3.4%	Missouri	0.6%
Washington	3.1%	Kansas	0.6%
New Jersey	2.9%	Kentucky	0.6%
Alaska	2.8%	Virginia	0.5%
Pennsylvania	2.6%	North Carolina	0.4%
Tennessee	2.6%	Oregon	0.4%
Illinois	2.5%	Oklahoma	0.4%
Rhode Island	2.4%	Utah	0.3%
Maryland	2.4%	Montana	0.3%
Ohio	2.1%	Arkansas	0.2%
Wyoming	2.1%	Idaho	0.2%
Mississippi	1.8%	Arizona	0.2%
Wisconsin	1.7%	Iowa	0.2%
District of Columbia	1.4%	Connecticut	0.1%
Massachusetts	1.4%	West Virginia	0.1%
Colorado	1.3%	Maine	0.1%
South Carolina	1.2%	South Dakota	0.1%
Puerto Rico	1.2%	Delaware	0.1%
Michigan	1.2%	Non-state specific	16.4%
Nebraska	1.0%
California	1.0%		100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2005:

Tier 1	93.5%
Tier 2	5.5%
NR	1.0%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2005:

1 day	0.1%
2-7 days	86.9%
8-60 days	6.9%
121-240 days	3.2%
241+ days	2.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005 (unaudited)

Assets
Investments at amortized cost	$2,475,802,922
Cash	527,448
Receivable for Fund shares sold	204,306
Interest receivable	10,864,905
Prepaid expenses and other assets	56,152

Total assets	2,487,455,733

Liabilities
Dividends payable	910,477
Payable for Fund shares redeemed	707,208
Advisory fee payable	75,562
Distribution Plan expenses payable	84,715
Due to other related parties	14,469
Accrued expenses and other liabilities	162,888

Total liabilities	1,955,319

Net assets	$2,485,500,414

Net assets represented by
Paid-in capital	$2,485,393,279
Undistributed net investment income	89,110
Accumulated net realized gains on investments	18,025

Total net assets	$2,485,500,414

Net assets consists of
Class A	$682,795,752
Class S	337,388,952
Class S1	1,040,460,507
Class I	424,855,203

Total net assets	$2,485,500,414

Shares outstanding (unlimited number of shares authorized)
Class A	682,879,154
Class S	337,268,060
Class S1	1,040,515,592
Class I	424,798,102

Net asset value per share
Class A	$1.00
Class S	$1.00
Class S1	$1.00
Class I	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2005 (unaudited)

Investment income
Interest	$31,258,405

Expenses
Advisory fee	5,332,240
Distribution Plan expenses
Class A	1,071,184
Class S	1,010,849
Class S1	3,336,808
Administrative services fee	782,199
Transfer agent fees	539,179
Trustees’ fees and expenses	18,254
Printing and postage expenses	64,275
Custodian and accounting fees	395,310
Registration and filing fees	56,576
Professional fees	26,093
Other	49,253

Total expenses	12,682,220
Less: Expense reductions	(29,421)
Fee waivers and expense reimbursements	(522,038)

Net expenses	12,130,761

Net investment income	19,127,644

Net realized gains or losses on:
Securities	29,525
Credit default swap transactions	(11,500)

Net realized gains on investments	18,025

Net increase in net assets resulting from operations	$19,145,669

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2005		Year Ended
	(unaudited)		January 31, 2005

Operations
Net investment income		$19,127,644		$15,635,084
Net realized gains on investments		18,025		57,193

Net increase in net assets resulting
from operations		19,145,669		15,692,277

Distributions to shareholders from
Net investment income
Class A		(5,643,802)		(5,478,348)
Class S		(2,178,308)		(1,375,127)
Class S1		(7,114,055)		(4,116,285)
Class I		(4,177,246)		(4,869,247)

Total distributions to shareholders		(19,113,411)		(15,839,007)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,633,032,247	1,633,032,247	3,546,559,440	3,546,559,440
Class S	245,670,187	245,670,187	390,196,929	390,196,929
Class S1	2,564,341,030	2,564,341,030	3,865,252,825	3,865,252,825
Class I	235,009,905	235,009,905	652,358,781	652,358,781

		4,678,053,369		8,454,367,975

Net asset value of shares issued in
reinvestment of distributions
Class A	4,983,716	4,983,716	4,939,115	4,939,115
Class S	48,869	48,869	0	0
Class S1	7,114,055	7,114,055	4,006,080	4,006,080
Class I	1,394,504	1,394,504	1,629,134	1,629,134

		13,541,144		10,574,329

Payment for shares redeemed
Class A	(1,718,191,294)	(1,718,191,294)	(3,746,049,226)	(3,746,049,226)
Class S	(226,992,542)	(226,992,542)	(534,077,306)	(534,077,306)
Class S1	(2,875,059,733)	(2,875,059,733)	(2,799,584,789)	(2,799,584,789)
Class I	(303,288,273)	(303,288,273)	(675,686,405)	(675,686,405)

		(5,123,531,842)		(7,755,397,726)

Net increase (decrease) in net assets
resulting from capital share
transactions		(431,937,329)		709,544,578

Total increase (decrease) in net assets		(431,905,071)		709,397,848
Net assets
Beginning of period		2,917,405,485		2,208,007,637

End of period		$2,485,500,414		$2,917,405,485

Undistributed net investment income		$89,110		$74,877

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S, Class S1 and Institutional (“Class I”) shares. Class A, Class S, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2005, EIMC waived its advisory fee in the amount of $521,466 and reimbursed other expenses in the amount of $572.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for each of Class S and Class S1 shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

On July 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567513 rv2 9/2005

Evergreen Pennsylvania Municipal Money Market Fund

Evergreen

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Pennsylvania Municipal Money Market Fund, which covers the six-month period ended July 31, 2005.

The past six months proved yet another active period for money market investors. Moderating economic growth, tighter monetary policy, higher oil prices, reduced credit ratings in the auto sector and declining long-term interest rates were just a few of the challenges with which the financial markets had to contend. Throughout it all, the portfolio managers of Evergreen’s money market funds employed a variety of strategies to enhance portfolio yields. Some managers attempted to take advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and invested in securities exempt from federal and/or state income taxes. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of their diversified long-term portfolios.

The period began with mixed signals from the U.S. economy. For example, solid retail sales would be accompanied by weakness in consumer confidence, often in the same month. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation in demand, the Federal Reserve (“Fed”) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers were on the path towards more moderate levels of economic growth. At times, the

1

LETTER TO SHAREHOLDERS continued

fixed income and money markets viewed the Fed with suspicion, fearing that monetary policy would ultimately constrain growth, yet we maintained our belief that the Fed’s policy stance would continue to be one of less stimulation, rather than more restriction.

During the periods of volatility within the fixed income markets, monetary policymakers strived to assuage market angst. Fed Chairman Alan Greenspan’s transparency in his public remarks effectively communicated the sentiments of monetary policymakers, and short-term rates continued to rise throughout the investment period. However, longer-term market interest rates maintained their gradual descent. As the long end of the Treasury yield curve continued to decline, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. In addition, Chairman Greenspan expressed his concern that despite the Fed’s tighter stance, long-term market yields continued to decline. In testimony to congressional banking committees, he noted that it was a “conundrum” and warned of “complacency” within the fixed income markets. He achieved his desired objective of stabilized yields for only a short while, though, and long-term yields once again resumed their decline. We believe there are several factors contributing to the latest downward move at the long end of the curve, including short covering, increased demand for long-duration assets from mortgage portfolios and pension funds, a flight to quality after the credit reductions at GM and Ford, and the global savings surplus that has created capital seeking the perceived safety of U.S. Treasuries.

In this environment, our money market portfolio managers attempted to focus on market fundamentals and the timing of Federal Reserve meetings, which would result in a “resetting” of rates at the shorter end of the yield curve. Whether using floating rate securities or LIBOR-based securities in taxable money markets, or

2

LETTER TO SHAREHOLDERS continued

variable rate demand notes in the tax-exempt money markets, our portfolio teams attempted to maximize portfolio yields. While the extent of the yield curve flattening surprised the financial markets, our analysts nonetheless endeavored to identify the best opportunities for their portfolios.

As always, we continue to recommend that investors maintain a diversified fixed income strategy, including exposure to the money markets, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver
• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 8/15/1991

	Class A	Class S	Class I
Class inception date	8/22/1995	6/30/2000	8/15/1991

Nasdaq symbol	EPPXX	N/A	EPAXX

6-month return	0.83%	0.68%	0.98%

Average annual return

1-year	1.31%	1.01%	1.62%

5-year	1.46%	1.09%	1.69%

10-year	2.27%	2.13%	2.44%

7-day annualized yield	1.77%	1.47%	2.07%

30-day annualized yield	1.67%	1.37%	1.97%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A and S prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A and S have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2005	7/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,008.33	$ 4.13
Class S	$ 1,000.00	$ 1,006.83	$ 5.57
Class I	$ 1,000.00	$ 1,009.83	$ 2.64
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.68	$ 4.16
Class S	$ 1,000.00	$ 1,019.24	$ 5.61
Class I	$ 1,000.00	$ 1,022.17	$ 2.66

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.83% for Class A, 1.12% for Class S and 0.53% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0.01	0.01	0.02	0.04

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.83%	0.71%	0.52%	1.10%	2.27%	3.66%

Ratios and supplemental data
Net assets, end of period (millions)	$ 27	$ 26	$ 32	$ 31	$ 28	$ 19
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.83%[1]	0.81%	0.81%	0.66%	0.64%	0.65%
Expenses excluding waivers/reimbursements
and expense reductions	0.83%[1]	0.84%	0.81%	0.77%	0.78%	0.80%
Net investment income (loss)	1.69%[1]	0.70%	0.53%	1.03%	2.17%	3.59%

1 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS S	(unaudited)	2005	2004	2003	2002	2001[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0	0	0.01	0.02	0.02

Distributions to shareholders from
Net investment income	(0.01)	0[2]	0[2]	(0.01)	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.68%	0.41%	0.23%	0.69%	1.82%	1.89%

Ratios and supplemental data
Net assets, end of period (millions)	$ 101	$ 62	$ 71	$ 137	$ 155	$ 140
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.12%[3]	1.11%	1.11%	1.07%	1.08%	1.09%[3]
Expenses excluding waivers/reimbursements
and expense reductions	1.12%[3]	1.14%	1.12%	1.07%	1.08%	1.09%[3]
Net investment income (loss)	1.37%[3]	0.41%	0.23%	0.62%	1.79%	3.17%[3]

1 For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0.01	0.01	0.02	0.04

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.98%	1.01%	0.83%	1.29%	2.43%	3.82%

Ratios and supplemental data
Net assets, end of period (millions)	$ 51	$ 66	$ 76	$ 66	$ 80	$ 71
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.53%[2]	0.51%	0.51%	0.47%	0.48%	0.49%
Expenses excluding waivers/reimbursements
and expense reductions	0.53%[2]	0.54%	0.51%	0.47%	0.48%	0.49%
Net investment income (loss)	1.95%[2]	0.98%	0.81%	1.23%	2.31%	3.73%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER 6.1%
Miscellaneous Revenue 6.1%
Puerto Rico Govt. Dev. Bank:
2.95%, 08/01/2005	$ 2,000,000	$2,000,000
2.98%, 08/11/2005	5,000,000	5,000,000
3.00%, 08/04/2005	2,000,000	2,000,000
3.15%, 08/04/2005	2,000,000	2,000,000

Total Commercial Paper (cost $11,000,000)		11,000,000

MUNICIPAL OBLIGATIONS 93.7%
AIRPORT 4.2%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. 1998 P-1, 2.48%, VRDN, (Liq.:
Bank of America Corp. & Insd. by FGIC)	2,000,000	2,000,000
Philadelphia, PA Arpt. MSTR, 2.41%, VRDN, (SPA: Societe Generale & Insd.
by FGIC)	1,200,000	1,200,000
Springfield, IL Arpt. Auth. RB, Allied-Signal, Inc. Proj., 2.62%, VRDN, (Gtd. by
Honeywell International, Inc.)	4,375,000	4,375,000

		7,575,000

CONTINUING CARE RETIREMENT COMMUNITY 2.9%
Lancaster Cnty., PA Hosp. Auth. RB, Brethren Vlg. Retirement Cmnty., 2.38%,
VRDN, (LOC: Fulton Bank)	5,250,000	5,250,000

EDUCATION 2.5%
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 2.40%, VRDN,
(LOC: National City Bank)	2,725,000	2,725,000
Latrobe, PA IDA RB, Greensburg Diocese, 2.40%, VRDN, (LOC: Allied Irish
Banks plc)	1,350,000	1,350,000
Philadelphia, PA Sch. Dist. GO, Floating Rate Trust Cert., Ser. 345, 2.38%, VRDN,
(Liq.: Morgan Stanley & Insd. by MBIA)	440,000	440,000

		4,515,000

GENERAL OBLIGATION - LOCAL 3.1%
Delaware Valley, PA Regl. Fin. Auth. GO, Class A, 2.36%, VRDN, (LOC:
Citibank, N.A.)	2,000,000	2,000,000
Midway, CA Sch. Dist COP GO, Refinancing Proj., Ser. 2000, 2.40%, VRDN, (Liq.:
Union Bank of California)	1,455,000	1,455,000
Philadelphia, PA Sch. Dist. GO, PFOTER, 2.36%, VRDN, (SPA: Merrill Lynch &
Co., Inc. & Insd. by AMBAC)	2,000,000	2,000,000

		5,455,000

GENERAL OBLIGATION - STATE 3.6%
ABN AMRO GO Munitops Cert. Trust, Ser. 2003-14, 2.36%, VRDN, (SPA: ABN
AMRO Bank & Insd. by FGIC)	5,000,000	5,000,000
Pennsylvania GO MSTR, 2.38%, VRDN, (LOC: JPMorgan Chase & Co.)	1,345,000	1,345,000

		6,345,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 5.3%
Lancaster Cnty., PA Hosp. Auth. RB, Lancaster Gen. Hosp. Proj., 2.48%, VRDN,
(LOC: Fulton Bank)	$ 2,000,000	$2,000,000
Philadelphia, PA Hosp. & Ed. Facs. Auth. RB, Children’s Hosp. Proj.:
Ser. A, 2.19%, VRDN, (LOC: Bank of America Corp.)	4,400,000	4,400,000
Ser. D, 2.19%, VRDN, (SPA: WestLB AG)	3,100,000	3,100,000

		9,500,000

HOUSING 5.2%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 2.83%, VRDN, (Liq.: American
International Group, Inc.)	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 2.53%, VRDN, (LOC:
Fulton Bank)	1,525,000	1,525,000
PFOTER:
Class F, 2.08%, VRDN, (LOC: Lloyd’s Bank)	1,165,000	1,165,000
Class I, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	1,415,000	1,415,000
Philadelphia, PA Redev. Auth. MHRB, 1.72%, 08/11/2005, (Liq.: Merrill Lynch &
Co., Inc.)	2,490,000	2,490,000

		9,243,000

INDUSTRIAL DEVELOPMENT REVENUE 30.6%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 2.35%,
VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 2.53%, VRDN, (LOC: Fulton Bank)	2,100,000	2,100,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 2.42%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 2.42%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 2.35%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB, KAC III Realty Corp. Proj., Ser. A, 2.49%, VRDN, (LOC: PNC
Financial Services Group, Inc.)	2,325,000	2,325,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 2.49%, VRDN, (LOC:
PNC Financial Services Group, Inc.)	2,755,000	2,755,000
Delaware EDA Solid Waste Disposal & Sewer Fac. RB, Ciba, Ser. A,
2.49%, VRDN, (Gtd. by Ciba Specialty Chemicals Corp.)	2,100,000	2,100,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 2.58%, VRDN,
(LOC: Mellon Bank)	3,000,000	3,000,000
Hatfield Township, PA IDA Exempt Facs. RB, Hatfield Quality Meats Proj., 2.40%,
VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
Lancaster, PA IDA RB, Ris Paper Co. Proj., 2.49%, VRDN, (LOC: PNC Financial
Services Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 2.58%, VRDN, (LOC:
AllFirst Bank)	865,000	865,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 2.44%, VRDN, (LOC: PNC Financial
Services Group, Inc.)	700,000	700,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 2.44%, VRDN, (LOC: PNC Financial
Services Group, Inc.)	950,000	950,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Pennsylvania EDFA RB:
Donald Bernstein Proj.:
Ser. 2000H-3, 2.44%, VRDN, (LOC: PNC Financial Services Group, Inc.)	$ 1,100,000	$1,100,000
Ser. C5, 2.44%, VRDN, (LOC: PNC Financial Services Group, Inc.)	2,700,000	2,700,000
EPT Associates Proj., Ser. B-5, 2.44%, VRDN, (LOC: PNC Financial Services
Group, Inc.)	900,000	900,000
First Street Partners Proj., Ser. H-4, 2.44%, VRDN, (LOC: PNC Financial Services
Group, Inc.)	1,300,000	1,300,000
Fitzpatrick Container Corp., Ser. A-1, 2.44%, VRDN, (LOC: PNC Financial
Services Group, Inc.)	3,000,000	3,000,000
Ganflec Corp. Proj., Ser. E, 2.44%, VRDN, (LOC: PNC Financial Services
Group, Inc.)	2,000,000	2,000,000
Hamill Manufacturing Co. Proj., Ser. H-6, 2.44%, VRDN, (LOC: PNC Financial
Services Group, Inc.)	1,100,000	1,100,000
Johnston Welding & Fabric, Ser. B-1, 2.44%, VRDN, (LOC: PNC Financial
Services Group, Inc.)	800,000	800,000
Moosic Realty Partners LP Proj., Ser. A-1, 2.44%, VRDN, (LOC: PNC Financial
Services Group, Inc.)	800,000	800,000
O’Neill Family LLC, Ser. B-8, 2.44%, VRDN, (LOC: PNC Financial Services
Group, Inc.)	2,000,000	2,000,000
Sage Properties LLC Proj., Ser. G-12, 2.44%, VRDN, (LOC: PNC Financial
Services Group, Inc.)	700,000	700,000
Savicor Associates LP, Ser. H-10, 2.44%, VRDN, (LOC: PNC Financial Services
Group, Inc.)	1,200,000	1,200,000
Ser. 2001B-1, 2.44%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,300,000	1,300,000
Ser. 2001B-2, 2.44%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,000,000	1,000,000
Philadelphia, PA IDRB:
1100 Walnut Associates Proj., 2.55%, VRDN, (LOC: PNC Financial Services
Group, Inc.)	1,700,000	1,700,000
Allied Corp. Proj., 2.00%, VRDN, (Gtd. by Honeywell International, Inc.)	490,000	490,000
Philadelphia, PA Indl. Dev. PCRB, Allied Corp. Proj., 2.00%, VRDN, (Gtd. by
Honeywell International, Inc.)	1,010,000	1,010,000
Washington Cnty., PA IDRB, Engineered Products, Inc. Proj., Ser. A, 2.44%, VRDN,
(LOC: Citizens Bank)	640,000	640,000
Weld Cnty., CO RB, Mak Group Proj., 2.60%, VRDN, (LOC: Wells Fargo & Co.)	1,035,000	1,035,000
Westfield, IN EDRB, Standard Locknut, Inc. Proj., 2.60%, VRDN,(LOC: Wells
Fargo & Co.)	1,095,000	1,095,000
Westmoreland Cnty., PA IDA RB, White Consolidated Industries, Inc. Proj., 3.25%,
VRDN, (SPA: Bank of Nova Scotia)	5,100,000	5,100,000

		54,830,000

MISCELLANEOUS REVENUE 8.4%
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 2.48%, VRDN, (LOC: Fulton
Bank)	2,500,000	2,500,000
Lehigh Cnty., PA IDA PCRB, PFOTER, 2.36%, VRDN, (SPA: Merrill Lynch & Co.,
Inc. & Insd. by FGIC)	1,100,000	1,100,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 2.59%, VRDN,(LOC: PNC
Financial Services Group, Inc.)	$ 4,500,000	$4,500,000
Pennsylvania EDFA RRB Wastewater Treatment, Sunoco, Inc. Proj., 2.51%,
VRDN, (Gtd. by Sunoco, Inc.)	1,300,000	1,300,000
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Holding, Ser. A,
2.35%, VRDN, (LOC: Allied Irish Banks plc)	1,085,000	1,085,000
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. TOC, Ser. Z6, 2.42%, VRDN, (Liq.:
Goldman Sachs & Insd. by FGIC)	2,905,000	2,905,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 2.33%, VRDN, (Gtd. by Dow Chemical Co.)	1,600,000	1,600,000
Ser. B, 2.25%, VRDN, (Gtd. by Dow Chemical Co.)	100,000	100,000

		15,090,000

PORT AUTHORITY 1.1%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 2.44%, VRDN,
(LOC: PNC Financial Services Group, Inc.)	2,000,000	2,000,000

RESOURCE RECOVERY 6.0%
Washington Cnty., PA IDRB, Solid Waste Disposal, American Iron Oxide Co. Proj.,
2.82%, VRDN, (Liq.: Bank of Tokyo)	10,700,000	10,700,000

SOLID WASTE 1.6%
California Pollution Ctl. Fin. Auth. Solid Waste RB, BLT Enterprises Fremont Proj.,
Ser. A, 2.47%, VRDN, (LOC: Union Bank of California)	2,780,000	2,780,000

SPECIAL TAX 0.9%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 2.65%, VRDN,
(LOC: Zions Bancorp)	890,000	890,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, Ser. 99-7, 2.36%,
VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	675,000	675,000

		1,565,000

UTILITY 2.4%
Carlton, WI PCRB, Wisconsin Power & Light Proj., 2.54%, VRDN, (Gtd. by
Wisconsin Power & Light)	1,800,000	1,800,000
Delaware EDA RB, Delmarva Power & Light Co. Proj.: 2.18%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	1,600,000	1,600,000
Lehigh Cnty., PA IDA RB, Allegheny Electric Corp., Inc. Proj., 2.55%, VRDN, (LOC:
RaboBank Nederland)	755,000	755,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 2.24%, VRDN,
(LOC: Barclays Bank plc)	200,000	200,000

		4,355,000

WATER & SEWER 15.9%
Houston, TX Water & Sewer Sys. RB, 2.41%, VRDN, (SPA: Merrill Lynch & Co.,
Inc. & Insd. by FSA)	2,390,000	2,390,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.50%,
VRDN, (SPA: Sumitomo Mitsui Banking Corp.)	2,000,000	2,000,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Philadelphia, PA Water & Wastewater Facs. RB MTC, Ser. 1999-1, 2.83%, VRDN,
(LOC: Commerzbank AG & Insd. by AMBAC)	$ 15,495,000	$15,495,000
Philadelphia, PA Water & Wastewater RB, PFOTER:
2.36%, VRDN, (Liq.: Dexia S.A. & Insd. by FSA)	5,900,000	5,900,000
2.36%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FSA)	1,700,000	1,700,000
Pittsburgh, PA Water & Sewer Auth. RB, Ser. 346, 2.38%, VRDN, (Liq.: Morgan
Stanley)	995,000	995,000

		28,480,000

Total Municipal Obligations (cost $167,683,000)		167,683,000

Total Investments (cost $178,683,000) 99.8%		178,683,000
Other Assets and Liabilities 0.2%		383,250

Net Assets 100.0%		$179,066,250

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2005.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange
Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total long-term investments by geographic location as of July 31, 2005:
Pennsylvania	85.4%
California	4.5%
Illinois	3.0%
Colorado	1.3%
Wisconsin	1.2%
Delaware	1.0%
New Jersey	0.8%
Indiana	0.8%
Texas	0.5%
New Hampshire	0.4%
Wyoming	0.1%
Non-state specific	1.0%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2005:
Tier 1	80.4%
Tier 2	19.6%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2005:
1 day	2.5%
2-7 days	87.7%
8-60 days	5.3%
61-120 days	0.8%
121-240 days	3.7%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005 (unaudited)

Assets
Investments at amortized cost	$178,683,000
Cash	22,018
Receivable for Fund shares sold	605
Interest receivable	580,905
Prepaid expenses and other assets	33,447

Total assets	179,319,975

Liabilities
Dividends payable	154,229
Payable for Fund shares redeemed	58,260
Advisory fee payable	5,297
Distribution Plan expenses payable	5,630
Due to other related parties	854
Accrued expenses and other liabilities	29,455

Total liabilities	253,725

Net assets	$179,066,250

Net assets represented by
Paid-in capital	$179,066,180
Undistributed net investment income	1,740
Accumulated net realized losses on investments	(1,670)

Total net assets	$179,066,250

Net assets consists of
Class A	$27,332,863
Class S	100,545,780
Class I	51,187,607

Total net assets	$179,066,250

Shares outstanding (unlimited number of shares authorized)
Class A	27,327,712
Class S	100,546,249
Class I	51,193,954

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2005 (unaudited)

Investment income
Interest	$2,144,267

Expenses
Advisory fee	309,417
Distribution Plan expenses
Class A	39,142
Class S	264,940
Administrative services fee	51,570
Transfer agent fees	15,901
Trustees’ fees and expenses	1,430
Printing and postage expenses	14,737
Custodian and accounting fees	26,684
Registration and filing fees	21,004
Professional fees	8,779
Other	2,221

Total expenses	755,825
Less: Expense reductions	(2,532)
Expense reimbursements	(30)

Net expenses	753,263

Net investment income	1,391,004

Net realized losses on credit default swap transactions	(1,150)

Net increase in net assets resulting from operations	$1,389,854

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2005		Year Ended
	(unaudited)		January 31, 2005

Operations
Net investment income		$1,391,004		$1,080,831
Net realized losses on investments		(1,150)		(1,670)

Net increase in net assets resulting
from operations		1,389,854		1,079,161

Distributions to shareholders from
Net investment income
Class A		(219,799)		(181,501)
Class S		(606,433)		(246,584)
Class I		(563,366)		(651,358)

Total distributions to shareholders		(1,389,598)		(1,079,443)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	29,880,522	29,880,522	57,153,608	57,153,608
Class S	250,786,371	250,786,371	113,012,818	113,012,818
Class I	68,081,852	68,081,852	139,238,696	139,238,696

		348,748,745		309,405,122

Net asset value of shares issued in
reinvestment of distributions
Class A	218,175	218,175	179,212	179,212
Class S	159,551	159,551	10,992	10,992
Class I	89,692	89,692	82,379	82,379

		467,418		272,583

Payment for shares redeemed
Class A	(28,716,193)	(28,716,193)	(63,040,243)	(63,040,243)
Class S	(212,664,168)	(212,664,168)	(121,656,122)	(121,656,122)
Class I	(82,773,176)	(82,773,176)	(149,397,002)	(149,397,002)

		(324,153,537)		(334,093,367)

Net increase (decrease) in net assets
resulting from capital share
transactions		25,062,626		(24,415,662)

Total increase (decrease) in net assets		25,062,882		(24,415,944)
Net assets
Beginning of period		154,003,368		178,419,312

End of period	$ 179,066,250		$ 154,003,368

Undistributed net investment income		$1,740		$334

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2005, EIMC reimbursed other expenses in the amount of $30.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of January 31, 2005, the Fund had $238 in capital loss carryovers for federal income tax purposes expiring in 2013.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2005, the Fund incurred and elected to defer post-October losses of $282.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567515 rv2 9/2005

Evergreen Florida Municipal Money Market Fund

Evergreen

FLORIDA MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Florida Municipal Money Market Fund, which covers the six-month period ended July 31, 2005.

The past six months proved yet another active period for money market investors. Moderating economic growth, tighter monetary policy, higher oil prices, reduced credit ratings in the auto sector and declining long-term interest rates were just a few of the challenges with which the financial markets had to contend. Throughout it all, the portfolio managers of Evergreen’s money market funds employed a variety of strategies to enhance portfolio yields. Some managers attempted to take advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and invested in securities exempt from federal and/or state income taxes. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of their diversified long-term portfolios.

The period began with mixed signals from the U.S. economy. For example, solid retail sales would be accompanied by weakness in consumer confidence, often in the same month. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation in demand, the Federal Reserve (“Fed”) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers were on the path towards more moderate levels of economic growth. At times, the

1

LETTER TO SHAREHOLDERS continued

fixed income and money markets viewed the Fed with suspicion, fearing that monetary policy would ultimately constrain growth, yet we maintained our belief that the Fed’s policy stance would continue to be one of less stimulation, rather than more restriction.

During the periods of volatility within the fixed income markets, monetary policymakers strived to assuage market angst. Fed Chairman Alan Greenspan’s transparency in his public remarks effectively communicated the sentiments of monetary policymakers, and short-term rates continued to rise throughout the investment period. However, longer-term market interest rates maintained their gradual descent. As the long end of the Treasury yield curve continued to decline, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. In addition, Chairman Greenspan expressed his concern that despite the Fed’s tighter stance, long-term market yields continued to decline. In testimony to congressional banking committees, he noted that it was a “conundrum” and warned of “complacency” within the fixed income markets. He achieved his desired objective of stabilized yields for only a short while, though, and long-term yields once again resumed their decline. We believe there are several factors contributing to the latest downward move at the long end of the curve, including short covering, increased demand for long-duration assets from mortgage portfolios and pension funds, a flight to quality after the credit reductions at GM and Ford, and the global savings surplus that has created capital seeking the perceived safety of U.S. Treasuries.

In this environment, our money market portfolio managers attempted to focus on market fundamentals and the timing of Federal Reserve meetings, which would result in a “resetting” of rates at the shorter end of the yield curve. Whether using floating rate securities or LIBOR-based securities in taxable money markets, or variable rate demand notes in the tax-exempt money markets,

2

LETTER TO SHAREHOLDERS continued

our portfolio teams attempted to maximize portfolio yields. While the extent of the yield curve flattening surprised the financial markets, our analysts nonetheless endeavored to identify the best opportunities for their portfolios.

As always, we continue to recommend that investors maintain a diversified fixed income strategy, including exposure to the money markets, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Mathew M. Kiselak
• James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	12/29/1998

Nasdaq symbol	EFIXX	N/A	EFMXX

6-month return	0.80%	0.65%	0.95%

Average annual return

1-year	1.23%	0.92%	1.53%

5-year	1.32%	1.02%	1.62%

Since portfolio inception	1.72%	1.50%	2.02%

7-day annualized yield	1.67%	1.37%	1.97%

30-day annualized yield	1.58%	1.29%	1.89%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class S, without which returns for Class S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2005	7/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,007.98	$ 4.03
Class S	$ 1,000.00	$ 1,006.49	$ 5.52
Class I	$ 1,000.00	$ 1,009.48	$ 2.54
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.78	$ 4.06
Class S	$ 1,000.00	$ 1,019.29	$ 5.56
Class I	$ 1,000.00	$ 1,022.27	$ 2.56

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.81% for Class A, 1.11% for Class S and 0.51% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0	0.01	0.02	0.03

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	0[1]	(0.01)	(0.02)	(0.03)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.80%	0.62%	0.49%	0.89%	2.03%	3.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,563	$18,368	$27,758	$30,804	$60,484	$27,519
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.81%[2]	0.82%	0.83%	0.87%	0.86%	0.85%
Expenses excluding waivers/reimbursements
and expense reductions	0.83%[2]	0.84%	0.83%	0.87%	0.86%	0.85%
Net investment income (loss)	1.60%[2]	0.61%	0.48%	0.79%	1.89%	3.39%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS S	(unaudited)	2005	2004	2003	2002	2001[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0	0	0.01	0.02	0.02

Distributions to shareholders from
Net investment income	(0.01)	0[2]	0[2]	(0.01)	(0.02)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.65%	0.32%	0.20%	0.59%	1.73%	1.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$367,164	$442,868	$259,620	$242,800	$206,592	$163,045
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.11%[3]	1.11%	1.12%	1.17%	1.15%	1.16%[3]
Expenses excluding waivers/reimbursements
and expense reductions	1.13%[3]	1.14%	1.14%	1.17%	1.15%	1.16%[3]
Net investment income (loss)	1.27%[3]	0.37%	0.20%	0.52%	1.58%	3.08%[3]

1 For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Income from investment operations

Net investment income (loss)	0.01	0.01	0.01	0.01	0.02	0.04

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Total return	0.95%	0.92%	0.79%	1.20%	2.34%	3.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,496	$37,692	$6,699	$2,785	$ 260	$ 71
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.51%[2]	0.52%	0.56%	0.57%	0.51%	0.55%
Expenses excluding waivers/reimbursements
and expense reductions	0.53%[2]	0.54%	0.56%	0.57%	0.51%	0.55%
Net investment income (loss)	1.73%[2]	1.10%	0.78%	0.99%	2.20%	3.69%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER 3.8%
Miscellaneous Revenue 3.8%
Puerto Rico Govt. Dev. Bank:
2.95%, 08/01/2005	$ 5,000,000	$5,000,000
3.00%, 08/18/2005	5,310,000	5,310,000
3.05%, 08/19/2005	6,043,000	6,043,000

Total Commercial Paper (cost $16,353,000)		16,353,000

MUNICIPAL OBLIGATIONS 95.8%
AIRPORT 10.6%
Greater Orlando Aviation Auth. RB, Flight Safety Proj., Ser. A, 2.40%, VRDN,
(Gtd. by Berkshire Hathaway)	6,100,000	6,100,000
Hillsborough Cnty., FL Aviation Auth. RB, 2.40%, VRDN, (Liq.: Morgan Stanley)	3,600,000	3,600,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 2.60%, VRDN, (Gtd. by Boeing Co.)	16,910,000	16,910,000
Ser. B, 2.60%, VRDN, (Gtd. by Boeing Co.)	19,030,000	19,030,000

		45,640,000

CONTINUING CARE RETIREMENT COMMUNITY 2.0%
Bay Cnty., FL RB, Methodist Home for Aging, 2.65%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Hlth. Facs. Svcs., Inc. Proj., 2.34%, VRDN,
(LOC: SunTrust Banks, Inc.)	830,000	830,000

		8,715,000

EDUCATION 1.9%
Brevard Cnty., FL Sch. Board COP, Ser. 638, 2.37%, VRDN, (LOC: JPMorgan Chase
& Co.)	2,495,000	2,495,000
Crown Point, IN, Cmnty. Sch. Corp. Tax Anticipation Warrants, 3.25%, 12/30/2005	3,334,000	3,343,465
Merrillville, IN Cmnty. Sch. Corp. TAN, 3.00%, 12/30/2005	2,000,000	2,004,689
University of South Florida Research Foundation RB, Univ. Tech. Proj., Ser. A,
2.28%, VRDN, (LOC: SunTrust Banks, Inc.)	400,000	400,000

		8,243,154

GENERAL OBLIGATION - LOCAL 2.3%
Miami-Dade Cnty., FL GO, ROC, 2.37%, VRDN, (LOC: Citibank)	7,600,000	7,600,000
Wildgrass, CO GO, 2.40%, VRDN, (LOC: Compass Bancshares, Inc.)	2,500,000	2,500,000

		10,100,000

GENERAL OBLIGATION - STATE 5.5%
Connecticut GO, PFOTER, 2.34%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,000,000	3,000,000
Florida Board of Pub. Ed. GO, PFOTER, Ser. 2976, 2.36%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	14,975,000	14,975,000
Florida Dept. of Trans. GO, ROC, 2.37%, VRDN, (Liq.: Citigroup, Inc.)	1,490,000	1,490,000
Massachusetts Bay Trans. Auth. MTC GO, 2.33%, VRDN, (SPA: Societe Generale)	4,100,000	4,100,000

		23,565,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 15.0%
Brevard Cnty., FL Hlth. Facs. RRB, Hlth. First, Inc. Proj:
2.18%, VRDN, (LOC: SunTrust Banks, Inc.)	$ 1,140,000	$1,140,000
2.33%, VRDN, (LOC: SunTrust Banks, Inc.)	460,000	460,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. A, 2.35%,
VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A,
2.50%, 03/01/2006	3,050,000	3,048,243
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 2.18%, VRDN, (LOC: Bank of
America Corp.)	7,600,000	7,600,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 2.38%, VRDN, (LOC:
Bank of America Corp.)	800,000	800,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 2.42%, VRDN, (LOC:
WestLB AG)	16,495,000	16,495,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. 1998-171,
2.41%, VRDN, (Liq.: Morgan Stanley)	30,000,000	30,000,000
Punta Gorda, FL Hlth. Facs. RB, Ser. 98-32, 2.41%, VRDN, (Liq.: Morgan Stanley)	1,175,000	1,175,000
Saint Lucie Cnty., FL IDA, Savannah Hosp. Proj., 2.43%, VRDN, (LOC: Canadian
Imperial Bank)	3,545,000	3,545,000

		64,563,243

HOUSING 21.1%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 2.39%, VRDN, (LOC:
SunTrust Banks, Inc.)	3,975,000	3,975,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 2.40%, VRDN, (LOC: Harris
Trust & Savings)	2,200,000	2,200,000
Broward Cnty., FL HFA RB, Ser. 2000-C, 2.55%, VRDN, (LOC: Citibank)	15,000	15,000
Broward Cnty., FL MHRB, Cypress Grove Apts. Proj., Ser. B, 2.83%, VRDN, (LOC:
Citibank)	4,270,000	4,270,000
California HFA RB:
Ser. J, 2.03%, VRDN, (LOC: Lloyds TSB Bank plc)	2,000,000	2,000,000
Ser. U, 2.34%, VRDN, (Gtd. by Dexia SA)	145,000	145,000
Class B Revenue Bond Cert. Trust:
2.85%, VRDN, (Liq.: American International Group, Inc.)	8,095,000	8,095,000
Ser. 2003-1, 2.65%, 03/06/2006, (Liq.: American International Group, Inc.)	6,530,000	6,530,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 2.53%, VRDN, (SPA: State Street Corp.)	219,013	219,013
Ser. 2000-1, 2.45%, VRDN, (SPA: State Street Corp.)	8,918,000	8,918,000
Florida Hsg. Fin. Corp. MHRB:
Lake Shore Apts. Proj., 2.40%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Lee Vista Apts. Proj., 2.35%, VRDN, (Insd. by FHLMC)	18,000,000	18,000,000
Maitland Apts. Proj., 2.35%, VRDN, (Insd. by FHLMC)	670,000	670,000
Northbridge Apts. Proj., 2.38%, VRDN, (LOC: Bank of America Corp.)	10,060,000	10,060,000
Hillsborough Cnty., HFA MHRB ROC, 2.41%, VRDN, (Insd. by FNMA)	3,380,000	3,380,000
Orange Cnty., FL HFA RB, 2.42%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,900,000	1,900,000
Orange Cnty., FL Hsg. Fin. Mtge. RB, Lee Vista Club Apts., Ser. A, 2.39%, VRDN,
(LOC: AmSouth Bank)	500,000	500,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Osceola Cnty., FL HFA RB, Arrow Ridge Apts., Ser. A, 2.36%, VRDN, (Insd. by
FNMA)	$2,975,000	$2,975,000
PFOTER, Class B:
2.40%, 02/02/2006, (Insd. by FHLMC)	1,925,000	1,925,000
2.85%, 07/06/2006, (LOC: Lloyds TSB Bank plc)	2,730,000	2,730,000
Pinellas Cnty., FL HFA PFOTER:
2.42%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	280,000	280,000
2.42%, VRDN, (SPA: Landesbank Hessen & Thuringen Girozentrale)	140,000	140,000
Pinellas Cnty., FL HFA SFHRB, 2.42%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	730,000	730,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 2.40%, VRDN, (LOC: Bank of
America Corp.)	5,700,000	5,700,000

		91,257,013

INDUSTRIAL DEVELOPMENT REVENUE 8.9%
Alachua Cnty, FL IDRB, Florida Rock Proj., 2.40%, VRDN, (LOC: Bank of America
Corp.)	1,000,000	1,000,000
Capital Trust PFOTER, Seminole Convention Proj., Ser. A, 3.49%, VRDN, (LOC:
JPMorgan Chase & Co.)	2,500,000	2,500,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 2.50%, VRDN, (LOC: Wells Fargo
& Co.)	1,530,000	1,530,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 2.45%, VRDN, (LOC: Bank of America
Corp.)	450,000	450,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 2.48%, VRDN, (LOC:
Bank of America Corp.)	3,305,000	3,305,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Building Proj.:
Ser. A-1, 2.50%, VRDN, (LOC: SunTrust Banks, Inc.)	970,000	970,000
Ser. A-2, 2.45%, VRDN, (LOC: SunTrust Banks, Inc.)	630,000	630,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 2.50%, VRDN,
(LOC: SunTrust Banks, Inc.)	1,200,000	1,200,000
Fort Walton Proj., Ser. A-4, 2.45%, VRDN, (LOC: SunTrust Banks, Inc.)	745,000	745,000
Novelty Crystal Proj., 2.45%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 2.45%, VRDN, (LOC: SunTrust Banks, Inc.)	850,000	850,000
Suncoast Bakeries Proj., Ser. A-1, 2.45%, VRDN, (LOC: SunTrust Banks, Inc.)	570,000	570,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 2.45%, VRDN,
(LOC: SunTrust Banks, Inc.)	800,000	800,000
Jacksonville, FL EDA RB, Hartley Press, Inc., Ser. A, 2.45%, VRDN, (LOC: Bank of
America Corp.)	2,950,000	2,950,000
Massachusetts Indl. Fin. Agcy. RB, Portland Causeway Proj., 2.60%, VRDN, (LOC:
Sovereign Bancorp, Inc.)	600,000	600,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 2.40%, VRDN, (LOC: Royal
Bank of Canada)	11,000,000	11,000,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 2.45%, VRDN, (LOC: Bank of America
Corp.)	2,000,000	2,000,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Polk Cnty., FL IDA RB:
Citrus World, Inc., 2.57%, VRDN, (LOC: SunTrust Banks, Inc.)	$ 1,000,000	$1,000,000
Sun Orchard Florida, Inc. Proj., 2.50%, VRDN, (LOC: U.S. Bancorp)	1,620,000	1,620,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., 2.62%, VRDN, (LOC: Associated
Banc-Corp.)	1,640,000	1,640,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 2.40%, VRDN, (LOC:
Bank of America Corp.)	2,165,000	2,165,000

		38,625,000

LEASE 0.4%
Koch Floating Rate Trust Cert., Ser. 2000-1, 2.53%, VRDN, (LOC: State Street
Corp.)	706,470	706,470
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 2.38%, VRDN, (Liq.: Morgan
Stanley)	350,000	350,000
Saint Lucie Cnty., FL Sch. Board Variable Rate Cert., 2.36%, VRDN, (LOC: Bank of
New York Co.)	588,000	588,000

		1,644,470

MISCELLANEOUS REVENUE 4.1%
Florida Capital Trust Agcy. RB, Seminole Convention Proj., 2.73%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	11,700,000	11,700,000
Palm Beach Cnty., FL RB, Jewish Cmnty. Campus Corp., 2.38%, VRDN, (LOC:
Northern Trust Corp.)	5,840,000	5,840,000

		17,540,000

PORT AUTHORITY 1.1%
Calhoun Cnty., TX Naval IDRB, British Petroleum Proj., 2.28%, VRDN	1,800,000	1,800,000
Valdez, AK Marine Terminal RB, 3.00%, 06/01/2006, (Gtd. by ConocoPhillips)	3,000,000	3,000,000

		4,800,000

PUBLIC FACILITIES 3.5%
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 2.48%, VRDN, (LOC: Bank of
America Corp.)	4,590,000	4,590,000
Miami-Dade Cnty., FL Sch. Board COP:
2.37%, VRDN, (LOC: JPMorgan Chase & Co.)	3,100,000	3,100,000
2.37%, VRDN, (Liq.: Citigroup, Inc.)	4,580,000	4,580,000
Palm Beach Cnty., FL Sch. Board COP, 2.37%, VRDN, (LOC: Citibank)	2,710,000	2,710,000

		14,980,000

RESOURCE RECOVERY 0.7%
Montana Board Resource Recovery RB, Colstrip Energy LP Proj., 2.45%, VRDN,
(LOC: Dexia SA)	3,000,000	3,000,000

SPECIAL TAX 8.6%
ABN AMRO Munitops COP, Ser. 2002-24, 2.35%, VRDN, (LOC: ABN AMRO Bank)	21,300,000	21,300,000
Boynton Beach, FL Cmnty. Redev. Agcy. RB, Ser. 657, 2.37%, VRDN, (LOC:
JPMorgan Chase & Co.)	1,595,000	1,595,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Florida Board of Ed. Lottery COP, Eagle Trust Cert., Ser. 2001-0904, 2.37%, VRDN,
(LOC: Citibank)	$ 2,600,000	$2,600,000
Lee Cnty., FL Trans. Facs. ROC, 2.37%, VRDN, (Liq.: Citigroup, Inc.)	3,995,000	3,995,000
Palm Beach Cnty., FL Criminal Justice Facs., Ser. 191, 1.75%, 09/08/2005, (Liq.:
Morgan Stanley)	7,495,000	7,495,000

		36,985,000

UTILITY 5.8%
Carlton, WI PCRB, Wisconsin Power & Light Proj., 2.54%, VRDN, (Gtd. by Wisconsin
Power & Light)	2,700,000	2,700,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 2.34%, VRDN, (Gtd. by
Arizona Pub. Svc. Co.)	1,000,000	1,000,000
Jacksonville, FL Elec. Auth. RB, Ser. 2000-F, 2.47%, VRDN, (SPA: Landesbank
Hessen & Thuringen Girozentrale)	5,000,000	5,000,000
La Cygne, KS Env. Impt. RB, Kansas City Power & Light Co. Proj., 2.25%,
09/01/2005, (Gtd. by Kansas City Power & Light Co.)	2,000,000	1,998,949
Port St. Lucie, FL Util. Sys. RRB, Ser. A, 2.37%, VRDN, (SPA: RBC Centura Banks,
Inc.)	14,200,000	14,200,000

		24,898,949

WATER & SEWER 4.3%
Colorado Superior Metro. Dist. No. 1 RRB, Ser. A, 2.30%, 12/01/2005, (SPA: BNP
Paribas)	3,030,000	3,030,000
Florida Util. Auth. RB, Ser. 327, 2.38%, VRDN, (Liq.: Morgan Stanley)	10,848,500	10,848,500
West Palm Beach, FL Util. Sys. RB, Ser. 972, 2.36%, VRDN, (Liq.: Morgan Stanley)	3,500,000	3,500,000
West Palm Beach, FL Util. Sys. RRB, 2.34%, VRDN, (LOC: Bank of America Corp. &
Insd. by FGIC)	1,300,000	1,300,000

		18,678,500

Total Municipal Obligations (cost $413,235,329)		413,235,329

Total Investments (cost $429,588,329) 99.6%		429,588,329
Other Assets and Liabilities 0.4%		1,635,764

Net Assets 100.0%		$431,224,093

VRDN     Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2005.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. FGIC). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

Summary of Abbreviations
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note

The following table shows the percent of total investments by geographic location as of July 31, 2005:

Florida	82.0%	Connecticut	0.7%
Puerto Rico	3.8%	Montana	0.7%
Indiana	2.0%	California	0.5%
Colorado	1.7%	Kansas	0.5%
Massachusetts	1.1%	Texas	0.4%
Wisconsin	1.0%	Arizona	0.2%
Alaska	0.7%	Non-state specifc	4.7%

			100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2005:

Tier 1	92.8%
Tier 2	6.0%
NR	1.2%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2005:

1 day	2.3%
2-7 days	84.5%
8-60 days	6.0%
121-240 days	5.9%
241+ days	1.3%

100%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005 (unaudited)

Assets
Investments at amortized cost	$429,588,329
Cash	130,900
Interest receivable	1,881,237
Prepaid expenses and other assets	39,639

Total assets	431,640,105

Liabilities
Dividends payable	357,239
Payable for Fund shares redeemed	878
Advisory fee payable	13,465
Distribution Plan expenses payable	18,486
Due to other related parties	1,851
Accrued expenses and other liabilities	24,093

Total liabilities	416,012

Net assets	$431,224,093

Net assets represented by
Paid-in capital	$431,203,968
Undistributed net investment income	15,195
Accumulated net realized gains on investments	4,930

Total net assets	$431,224,093

Net assets consists of
Class A	$15,563,401
Class S	367,164,319
Class I	48,496,373

Total net assets	$431,224,093

Shares outstanding (unlimited number of shares authorized)
Class A	15,568,661
Class S	367,140,675
Class I	48,494,530

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2005 (unaudited)

Investment income
Interest	$4,956,280

Expenses
Advisory fee	836,184
Distribution Plan expenses
Class A	24,949
Class S	1,141,480
Administrative services fee	125,497
Transfer agent fees	19,413
Trustees’ fees and expenses	2,981
Printing and postage expenses	16,324
Custodian and accounting fees	63,674
Registration and filing fees	30,896
Professional fees	10,121
Other	7,448

Total expenses	2,278,967
Less: Expense reductions	(3,885)
Fee waivers and expense reimbursements	(41,930)

Net expenses	2,233,152

Net investment income	2,723,128

Net realized gains on investments	5,898

Net increase in net assets resulting from operations	$2,729,026

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2005		Year Ended
	(unaudited)		January 31, 2005

Operations
Net investment income		$2,723,128		$1,311,961
Net realized gains or losses on
investments		5,898		(968)

Net increase in net assets resulting
from operations		2,729,026		1,310,993

Distributions to shareholders from
Net investment income
Class A		(132,844)		(141,930)
Class S		(2,407,210)		(1,053,341)
Class I		(183,075)		(115,127)

Total distributions to shareholders		(2,723,129)		(1,310,398)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	19,239,088	19,239,088	52,177,799	52,177,799
Class S	565,204,581	565,204,581	814,757,126	814,757,126
Class I	61,612,590	61,612,590	55,614,589	55,614,589

		646,056,259		922,549,514

Net asset value of shares issued in
reinvestment of distributions
Class A	94,218	94,218	110,803	110,803
Class S	475,700	475,700	139,361	139,361
Class I	15,913	15,913	6,212	6,212

		585,831		256,376

Payment for shares redeemed
Class A	(22,138,612)	(22,138,612)	(61,677,958)	(61,677,958)
Class S	(641,389,321)	(641,389,321)	(631,647,547)	(631,647,547)
Class I	(50,824,183)	(50,824,183)	(24,629,703)	(24,629,703)

		(714,352,116)	(717,955,208)

Net increase (decrease) in net assets
resulting from capital share
transactions		(67,710,026)		204,850,682

Total increase (decrease) in net assets		(67,704,129)		204,851,277
Net assets
Beginning of period		498,928,222		294,076,945

End of period	$ 431,224,093		$ 498,928,222

Undistributed net investment income		$15,195		$15,196

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Florida Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2005, EIMC waived its advisory fee in the amount of $41,832 and reimbursed other expenses in the amount of $98.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2005, the Fund had $968 in capital loss carryovers for federal income tax purposes expiring in 2013.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567602 rv2 9/2005

Evergreen New Jersey Municipal Money Market Fund

Evergreen

NEW JERSEY MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New Jersey Municipal Money Market Fund, which covers the six-month period ended July 31, 2005.

The past six months proved yet another active period for money market investors. Moderating economic growth, tighter monetary policy, higher oil prices, reduced credit ratings in the auto sector and declining long-term interest rates were just a few of the challenges with which the financial markets had to contend. Throughout it all, the portfolio managers of Evergreen's money market funds employed a variety of strategies to enhance portfolio yields. Some managers attempted to take advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and invested in securities exempt from federal and/or state income taxes. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of their diversified long-term portfolios.

The period began with mixed signals from the U.S. economy. For example, solid retail sales would be accompanied by weakness in consumer confidence, often in the same month. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy's transition from recovery to expansion. Despite this moderation in demand, the Federal Reserve ("Fed") continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers were on the path towards more moderate levels of economic growth. At times, the

1

LETTER TO SHAREHOLDERS continued

fixed income and money markets viewed the Fed with suspicion, fearing that monetary policy would ultimately constrain growth, yet we maintained our belief that the Fed's policy stance would continue to be one of less stimulation, rather than more restriction.

During the periods of volatility within the fixed income markets, monetary policymakers strived to assuage market angst. Fed Chairman Alan Greenspan's transparency in his public remarks effectively communicated the sentiments of monetary policymakers, and short-term rates continued to rise throughout the investment period. However, longer-term market interest rates maintained their gradual descent. As the long end of the Treasury yield curve continued to decline, a debate ensued as to whether it signaled poor times ahead or the market's belief that inflation was under control. In addition, Chairman Greenspan expressed his concern that despite the Fed's tighter stance, long-term market yields continued to decline. In testimony to congressional banking committees, he noted that it was a "conundrum" and warned of "complacency" within the fixed income markets. He achieved his desired objective of stabilized yields for only a short while, though, and long-term yields once again resumed their decline. We believe there are several factors contributing to the latest downward move at the long end of the curve, including short covering, increased demand for long-duration assets from mortgage portfolios and pension funds, a flight to quality after the credit reductions at GM and Ford, and the global savings surplus that has created capital seeking the perceived safety of U.S. Treasuries.

In this environment, our money market portfolio managers attempted to focus on market fundamentals and the timing of Federal Reserve meetings, which would result in a "resetting" of rates at the shorter end of the yield curve. Whether using floating rate securities or LIBOR-based securities in taxable money markets, or variable rate demand notes in the tax-exempt money markets,

2

LETTER TO SHAREHOLDERS continued

our portfolio teams attempted to maximize portfolio yields. While the extent of the yield curve flattening surprised the financial markets, our analysts nonetheless endeavored to identify the best opportunities for their portfolios.

As always, we continue to recommend that investors maintain a diversified fixed income strategy, including exposure to the money markets, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2005

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• Diane C. Beaver
• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	4/5/1999

Nasdaq symbol	ENJXX	N/A	EJMXX

6-month return	0.78%	0.64%	0.93%

Average annual return

1-year	1.24%	0.94%	1.54%

5-year	1.34%	1.04%	1.64%

Since portfolio inception	1.72%	1.50%	2.01%

7-day annualized yield	1.62%	1.33%	1.91%

30-day annualized yield	1.52%	1.23%	1.81%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2005	7/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,007.83	$ 4.38
Class S	$ 1,000.00	$ 1,006.42	$ 5.77
Class I	$ 1,000.00	$ 1,009.31	$ 2.89
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.43	$4.41
Class S	$ 1,000.00	$ 1,019.04	$5.81
Class I	$ 1,000.00	$ 1,021.92	$2.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.88% for Class A, 1.16% for Class S and 0.58% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0.01	0.01	0.02	0.03

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.02)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.78%	0.65%	0.53%	0.90%	2.11%	3.45%

Ratios and supplemental data
Net assets, end of period (millions)	$ 19	$ 23	$ 30	$ 42	$ 37	$ 34
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.88% [1]	0.89%	0.87%	0.86%	0.85%	0.82%
Expenses excluding waivers/reimbursements
and expense reductions	0.88% [1]	0.89%	0.88%	0.86%	0.85%	0.82%
Net investment income (loss)	1.54% [1]	0.62%	0.49%	0.81%	2.01%	3.38%

1 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS S	(unaudited)	2005	2004	2003	2002	2001 [1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0	0	0.01	0.02	0.02

Distributions to shareholders from
Net investment income	(0.01)	0 [2]	0 [2]	(0.01)	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.64%	0.35%	0.24%	0.60%	1.81%	1.84%

Ratios and supplemental data
Net assets, end of period (millions)	$ 157	$ 171	$ 66	$ 108	$ 136	$ 98
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.16% [3]	1.16%	1.16%	1.16%	1.15%	1.14% [3]
Expenses excluding waivers/reimbursements
and expense reductions	1.18% [3]	1.17%	1.18%	1.16%	1.15%	1.14% [3]
Net investment income (loss)	1.27% [3]	0.48%	0.19%	0.51%	1.71%	3.07% [3]

1 For the period from June 30, 2000 (commencemen t of class operations), to January 31, 2001.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS I [1]	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0.01	0.01	0.02	0.04

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.93%	0.95%	0.83%	1.21%	2.42%	3.76%

Ratios and supplemental data
Net assets, end of period (millions)	$ 10	$ 5	$ 22	$ 21	$ 6	$ 2
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.58% [2]	0.59%	0.57%	0.56%	0.55%	0.53%
Expenses excluding waivers/reimbursements
and expense reductions	0.58% [2]	0.59%	0.58%	0.56%	0.55%	0.53%
Net investment income (loss)	1.84% [2]	0.89%	0.73%	1.04%	2.32%	3.69%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER 5.4%
Miscellaneous Revenue 5.4%
Puerto Rico Govt. Dev. Bank:
2.95%, 08/01/2005	$ 2,000,000	$2,000,000
2.98%, 08/11/2005	4,000,000	4,000,000
3.00%, 08/04/2005	2,000,000	2,000,000
3.15%, 08/04/2005	2,000,000	2,000,000

Total Commercial Paper (cost $10,000,000)		10,000,000

MUNICIPAL OBLIGATIONS 94.1%
CONTINUING CARE RETIREMENT COMMUNITY 3.1%
New Jersey EDA RRB, Crane's Mill Proj., Ser. B, 2.40%, VRDN, (LOC: UniCredito
Italiano SpA & Insd. by Sovereign Bank)	3,060,000	3,060,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, Wiley Mission Proj., 2.33%, VRDN,
(LOC: Commerce Bancorp, Inc.)	2,700,000	2,700,000

		5,760,000

EDUCATION 10.5%
California CDA RB, Biola Univ., Ser. B, 3.38%, VRDN, (SPA: BNP Paribas)	1,980,000	1,980,000
New Jersey Edl. Facs. Auth. RB:
PFOTER, Ser. 981, 2.35%, VRDN, (Liq.: Morgan Stanley)	9,051,500	9,051,500
Princeton Proj., 2.36%, VRDN, (Gtd. by Societe Generale)	2,650,000	2,650,000
New Jersey Edl. Facs. Auth. ROC, 2.36%, VRDN, (Liq.: Citigroup, Inc.)	5,955,000	5,955,000

		19,636,500

GENERAL OBLIGATION - LOCAL 10.0%
Camden, NJ BAN:
3.50%, 11/29/2005	5,000,000	5,016,351
Ser. B, 3.25%, 09/08/2005	11,475,000	11,492,011
Cumberland Cnty., NJ Impt. Auth. BAN, 2.27%, 12/13/2005	2,200,000	2,192,363

		18,700,725

GENERAL OBLIGATION - STATE 3.3%
New Jersey GO, Ser. 1995-D, 2.37%, VRDN, (LOC: Chase Manhattan Bank)	6,130,000	6,130,000

HOSPITAL 7.3%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj.,
Ser. B, 2.43%, VRDN, (LOC: Commerce Bancorp, Inc.)	3,000,000	3,000,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, PFOTER:
2.36%, VRDN, (SPA: Svenska Handelsbank & Insd. by AMBAC)	7,120,000	7,120,000
2.38%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	700,000	700,000
New Jersey Hlth. Care Facs. RRB, Ser. 1163, 2.38%, VRDN, (Liq.: Morgan Stanley
& Insd. by Radian Group, Inc.)	2,840,000	2,840,000

		13,660,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 6.3%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 2.83%, VRDN, (Liq.: American
International Group, Inc.)	$ 2,600,000	$2,600,000
New Jersey Hsg. & Mtge. Fin. Agcy. RB, PFOTER, 2.06%, VRDN, (LOC: Landesbank
Hessen & Insd. by MBIA)	3,060,000	3,060,000
Newark, NJ Hsg. Auth. MHRB, 2.46%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,900,000	2,900,000
PFOTER:
Class F, 2.08%, VRDN, (LOC: Lloyds TSB Bank plc)	1,410,000	1,410,000
Class I, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	1,820,000	1,820,000

		11,790,000

INDUSTRIAL DEVELOPMENT REVENUE 12.0%
Calcasieu Parish, Inc., Louisiana Indl. Dev. Board Env. RB, Citgo Petroleum Proj.,
2.23%, VRDN, (SPA: Natexis Banque Populaire)	3,000,000	3,000,000
Colorado Agriculture EDRB, Rocky Mountain Milling LLC Proj., 2.57%, VRDN,
(LOC: SunTrust Banks, Inc.)	3,000,000	3,000,000
Colorado Hsg. & Fin. Auth. RB, High Desert Properties Proj., Ser. A, 2.55%, VRDN,
(LOC: California Bank & Trust)	2,740,000	2,740,000
Delaware EDA Solid Waste Disposal & Sewer Fac. RB, Daily Ciba Speciality, Ser. A,
2.49%, VRDN, (Gtd. by Ciba Specialty Chemical Holdings)	1,500,000	1,500,000
Logan City, UT IDRB, Scientific Tech, Inc., 2.63%, VRDN, (LOC: Bank of the West)	1,800,000	1,800,000
New Jersey EDA RB:
East Meadow Corp. Proj., Ser. 1986-B, 3.85%, VRDN, (Gtd. by UFJ Bank, Ltd.)	3,545,000	3,545,000
El Dorado Terminals Proj., Ser. B, 2.11%, VRDN, (LOC: SunTrust Banks, Inc.)	900,000	900,000
Hoben Investors Proj., 2.48%, VRDN, (LOC: Valley National Bancorp, Inc.)	1,720,000	1,720,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 2.55%, VRDN, (LOC:
Washington Mutual, Inc.)	2,215,000	2,215,000
Plymouth, MN IDRB, Nu Aire, Inc. Proj., Ser. A, 2.60%, VRDN, (LOC: Wells Fargo
& Co.)	1,880,000	1,880,000

		22,300,000

MISCELLANEOUS REVENUE 10.7%
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.55%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	1,355,000	1,355,000
New Jersey EDA RB, Bayonne Impt. Proj., Ser. C, 2.11%, VRDN, (LOC: SunTrust
Banks, Inc.)	5,930,000	5,930,000
New Jersey Env. Infrastructure RB, MSTR, 2.37%, VRDN, (Liq.: JPMorgan Chase
& Co.)	9,135,000	9,135,000
Pennsylvania EDFA RRB Wastewater Treatment, Sunoco, Inc. Proj., 2.51%, VRDN,
(Gtd. by Sunoco, Inc.)	2,000,000	2,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 2.33%, VRDN, (Gtd. by Dow Chemical Co.)	300,000	300,000
Ser. A, 2.33%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000

		19,870,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 12.5%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 2.65%, VRDN,
(LOC: Zions Bancorp)	$ 3,200,000	$3,200,000
New Jersey EDA RB:
2.36%, VRDN, (Insd. by MBIA)	10,000,000	10,000,000
2.36%, VRDN, (Liq.: Radian Group, Inc.)	6,345,000	6,345,000
New Jersey EDA RRB, 2.36%, VRDN, (Liq.: Dexia Credit Local & Insd. by AMBAC)	3,800,000	3,800,000

		23,345,000

TOBACCO REVENUE 5.7%
Tobacco Settlement Fin. Corp. of New Jersey, PFOTER:
2.39%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,950,000	5,950,000
2.42%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,600,000	4,600,000

		10,550,000

TRANSPORTATION 9.5%
New Jersey Trans. Auth. RB:
2.36%, VRDN, (Insd. by FGIC)	2,740,000	2,740,000
MTC, Ser. 2001-1, 2.83%, VRDN, (Liq.: Commerzbank AG)	12,745,000	12,745,000
PFOTER, 2.36%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	2,185,000	2,185,000

		17,670,000

UTILITY 1.5%
Carlton, WI PCRB, Wisconsin Power & Light Proj., 2.54%, VRDN, (Gtd. by
Wisconsin Power & Light)	1,200,000	1,200,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.18%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	1,600,000	1,600,000

		2,800,000

WATER & SEWER 1.7%
New Jersey EDA Water Facs. RRB, United Water New Jersey, Inc. Proj., Ser. A,
2.13%, VRDN, (SPA: Bank of New York Co. & Insd. by AMBAC)	3,200,000	3,200,000

Total Municipal Obligations (cost $175,412,225)		175,412,225

Total Investments (cost $185,412,225) 99.5%		185,412,225
Other Assets and Liabilities 0.5%		913,317

Net Assets 100.0%		$186,325,542

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2005.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit, liquidity guarantees; security purchase agreements; lender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of July 31, 2005:

New Jersey	77.1%
Puerto Rico	5.4%
Colorado	4.8%
California	2.5%
Louisiana	2.4%
Delaware	1.7%
Pennsylvania	1.1%
Minnesota	1.0%
Utah	1.0%
Indiana	0.7%
Wisconsin	0.6%
Non-state specific	1.7%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2005:

Tier 1	83.6%
Tier 2	16.4%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2005:

1 day	1.1%
2-7 days	85.7%
8-60 days	8.3%
121-240 days	4.9%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005 (unaudited)

Assets
Investments at amortized cost	$185,412,225
Cash	16,525
Receivable for Fund shares sold	103
Interest receivable	1,192,647
Prepaid expenses and other assets	26,602

Total assets	186,648,102

Liabilities
Dividends payable	78,078
Payable for Fund shares redeemed	208,359
Advisory fee payable	6,281
Distribution Plan expenses payable	5,531
Due to other related parties	1,228
Accrued expenses and other liabilities	23,083

Total liabilities	322,560

Net assets	$186,325,542

Net assets represented by
Paid-in capital	$186,308,852
Undistributed net investment income	7,555
Accumulated net realized gains on investments	9,135

Total net assets	$186,325,542

Net assets consists of
Class A	$19,261,009
Class S	157,462,659
Class I	9,601,874

Total net assets	$186,325,542

Shares outstanding (unlimited number of shares authorized)
Class A	19,237,532
Class S	157,461,801
Class I	9,609,519

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2005 (unaudited)

Investment income
Interest	$2,297,341

Expenses
Advisory fee	388,212
Distribution Plan expenses
Class A	31,439
Class S	485,310
Administrative services fee	56,812
Transfer agent fees	22,835
Trustees' fees and expenses	1,434
Printing and postage expenses	13,836
Custodian and accounting fees	29,452
Registration and filing fees	19,876
Professional fees	8,598
Other	4,389

Total expenses	1,062,193
Less: Expense reductions	(2,564)
Expense reimbursements	(14,710)

Net expenses	1,044,919

Net investment income	1,252,422

Net realized gains on investments	9,135

Net increase in net assets resulting from operations	$1,261,557

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2005		Year Ended
	(unaudited)		January 31, 2005

Operations
Net investment income		$ 1,252,422		$ 782,232
Net realized gains on investments		9,135		35,100

Net increase in net assets resulting
from operations		1,261,557		817,332

Distributions to shareholders from
Net investment income
Class A		(162,284)		(158,044)
Class S		(1,036,477)		(530,839)
Class I		(61,389)		(121,042)

Total distributions to shareholders		(1,260,150)		(809,925)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	36,657,483	36,657,483	55,590,727	55,590,727
Class S	298,962,882	298,962,882	434,505,828	434,505,828
Class I	41,539,602	41,539,602	75,520,508	75,520,508

		377,159,967		565,617,063

Net asset value of shares issued in
reinvestment of distributions
Class A	118,938	118,938	115,039	115,039
Class S	649,918	649,918	327,982	327,982
Class I	21,698	21,698	29,742	29,742

		790,554		472,763

Payment for shares redeemed
Class A	(40,800,432)	(40,800,432)	(62,263,181)	(62,263,181)
Class S	(313,556,668)	(313,556,668)	(329,796,830)	(329,796,830)
Class I	(36,965,024)	(36,965,024)	(92,695,830)	(92,695,830)

		(391,322,124)		(484,755,841)

Net increase (decrease) in net assets
resulting from capital share
transactions		(13,371,603)		81,333,985

Total increase (decrease) in net assets		(13,370,196)		81,341,392
Net assets
Beginning of period		199,695,738		118,354,346

End of period		$ 186,325,542		$ 199,695,738

Undistributed net investment income		$ 7,555		$ 15,283

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2005, EIMC reimbursed other expenses in the amount of $40. In addition, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class S shares in the amount of $14,670.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limi-

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

20

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets under management as of June 30, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

567514 rv2 9/2005

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567514 rv2   9/2005

Evergreen U.S. Government Money Market Fund

Evergreen

U.S. GOVERNMENT MONEY MARKET FUND

Semiannual Report
as of July 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen U.S. Government Money Market Fund, which covers the six-month period ended July 31, 2005.

The past six months proved yet another active period for money market investors. Moderating economic growth, tighter monetary policy, higher oil prices, reduced credit ratings in the auto sector and declining long-term interest rates were just a few of the challenges with which the financial markets had to contend. Throughout it all, the portfolio managers of Evergreen’s money market funds employed a variety of strategies to enhance portfolio yields. Some managers attempted to take advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and invested in securities exempt from federal and/or state income taxes. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of their diversified long-term portfolios.

The period began with mixed signals from the U.S. economy. For example, solid retail sales would be accompanied by weakness in consumer confidence, often in the same month. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation in demand, the Federal Reserve (“Fed”) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers were on the path towards more moderate levels of economic growth. At times, the

1

LETTER TO SHAREHOLDERS continued

fixed income and money markets viewed the Fed with suspicion, fearing that monetary policy would ultimately constrain growth, yet we maintained our belief that the Fed’s policy stance would continue to be one of less stimulation, rather than more restriction.

During the periods of volatility within the fixed income markets, monetary policymakers strived to assuage market angst. Fed Chairman Alan Greenspan’s transparency in his public remarks effectively communicated the sentiments of monetary policymakers, and short-term rates continued to rise throughout the investment period. However, longer-term market interest rates maintained their gradual descent. As the long end of the Treasury yield curve continued to decline, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. In addition, Chairman Greenspan expressed his concern that despite the Fed’s tighter stance, long-term market yields continued to decline. In testimony to congressional banking committees, he noted that it was a “conundrum” and warned of “complacency” within the fixed income markets. He achieved his desired objective of stabilized yields for only a short while, though, and long-term yields once again resumed their decline. We believe there are several factors contributing to the latest downward move at the long end of the curve, including short covering, increased demand for long-duration assets from mortgage portfolios and pension funds, a flight to quality after the credit reductions at GM and Ford, and the global savings surplus that has created capital seeking the perceived safety of U.S. Treasuries.

In this environment, our money market portfolio managers attempted to focus on market fundamentals and the timing of Federal Reserve meetings, which would result in a “resetting” of rates at the shorter end of the yield curve. Whether using floating rate securities or LIBOR-based securities in taxable money markets, or variable rate demand notes in the tax-exempt money markets,

2

LETTER TO SHAREHOLDERS continued

our portfolio teams attempted to maximize portfolio yields. While the extent of the yield curve flattening surprised the financial markets, our analysts nonetheless endeavored to identify the best opportunities for their portfolios.

As always, we continue to recommend that investors maintain a diversified fixed income strategy, including exposure to the money markets, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2005

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 6/26/2001

	Class A	Class S1
Class inception date	6/26/2001	6/26/2001

Nasdaq symbol	EGAXX	N/A

6-month return	0.98%	0.83%

Average annual return

1-year	1.55%	1.24%

Since portfolio inception	1.04%	0.89%

7-day annualized yield	2.40%	2.10%

30-day annualized yield	2.32%	2.02%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S1. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S1.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of July 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2005	7/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,009.80	$ 3.94
Class S1	$ 1,000.00	$ 1,008.30	$ 5.43
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.88	$ 3.96
Class S1	$ 1,000.00	$ 1,019.39	$ 5.46

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.79% for Class A and 1.09% for Class S1), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	0[2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.98%	0.68%	0.26%	1.01%	1.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$704,562	$901,382	$2,115,472	$3,979,856	$3,774,155
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%[3]	0.88%	0.93%	0.88%	0.88%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.02%[3]	1.08%	1.05%	1.04%	1.05%[3]
Net investment income (loss)	1.95%[3]	0.57%	0.27%	1.00%	1.57%[3]

[1] For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.
[2] Amount represents less than $0.005 per share.
[3] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS S1	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0	0	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	0[2]	0[2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.83%	0.45%	0.15%	0.99%	1.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$269,284	$351,433	$266,596	$431,731	$390,392
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.09%[3]	1.10%	1.04%	0.90%	0.90%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.32%[3]	1.32%	1.35%	1.34%	1.37%[3]
Net investment income (loss)	1.65%[3]	0.61%	0.16%	0.97%	1.56%[3]

[1] For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.
[2] Amount represents less than $0.005 per share.
[3] Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 84.4%
FAMC:
3.35%, 09/16/2005 +	$ 15,000,000	$14,937,133
3.45%, 10/13/2005 +	12,000,000	11,917,875
FFCB:
2.125%, 08/15/2005	20,000,000	19,990,317
3.25%, 08/02/2005	25,000,000	24,997,548
FRN:
3.23%, 08/02/2005	50,000,000	50,000,000
3.25%, 01/23/2006	40,000,000	39,988,535
3.26%, 08/02/2005	35,000,000	34,991,106
FHLB:
1.70%, 10/17/2005	2,900,000	2,895,296
1.75%, 08/15/2005	18,000,000	17,990,120
2.25%, 10/21/2005	30,000,000	29,972,812
2.375%, 02/15/2006	7,370,000	7,319,345
2.50%, 11/02/2005 – 11/15/2005	45,000,000	44,975,406
2.51%, 11/04/2005	10,000,000	9,968,991
3.00%, 08/15/2005	3,000,000	2,999,742
3.50%, 04/25/2006	5,635,000	5,628,956
6.50%, 11/15/2005	5,000,000	5,045,402
6.875%, 08/15/2005	11,000,000	11,014,649
FRN, 2.00%, 08/11/2005	50,000,000	50,000,000
MTN, 2.25%, 12/15/2005	4,890,000	4,874,658
FHLMC:
1.875%, 02/15/2006	5,000,000	4,952,462
4.00%, 08/11/2006	12,895,000	12,891,095
FNMA:
2.02%, 11/14/2005	4,500,000	4,483,787
2.32%, 09/12/2005	15,000,000	15,000,000
2.50%, 06/15/2006	20,000,000	19,793,231
3.01%, 06/02/2006	15,000,000	14,909,163
3.14%, 08/01/2005 +	35,918,000	35,918,000
3.33%, 08/01/2005	40,080,200	40,080,200
3.67%, 11/01/2005 +	45,000,000	44,587,150
5.50%, 02/15/2006	14,489,000	14,624,878
FRN:
3.27%, 08/15/2005	75,000,000	74,993,787
3.37%, 08/29/2005	150,000,000	149,994,830

Total U.S. Government & Agency Obligations (cost $821,736,474)		821,736,474

REPURCHASE AGREEMENT 18.6%
Bank of America Corp., 3.28%, dated 7/29/2005, maturing 8/1/2005;
maturity value $181,637,315* (cost $181,587,681)	181,587,681	181,587,681

Total Investments (cost $1,003,324,155) 103.0%		1,003,324,155
Other Assets and Liabilities (3.0%)		(29,478,484)

Net Assets 100.0%		$973,845,671

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

+	Zero coupon bond. The rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:
$65,725,000 FHLMC, 1.875% to 2.75%, 2/15/2006 to 8/15/2006, value including accrued interest is $65,577,315;
$57,014,000 FHLB, 0.00% to 3.125%, 10/26/2005 to 4/27/2012, value including accrued interest is $56,597,860;
$28,890,000 FFCB, 3.00%, 12/17/2007, value including accrued interest is $28,287,066;
$35,000,000 FNMA, 2.30%, 1/20/2006, value including accrued interest is $34,757,625.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
MTN	Medium-Term Note

The following table shows the percent of total investments by credit quality as of July 31, 2005:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2005:

2-7 days	36.6%
8-60 days	35.6%
61-120 days	15.3%
121-240 days	7.2%
241+ days	5.3%

100.0%

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005 (unaudited)

Assets
Investments in securities	$821,736,474
Investments in repurchase agreements	181,587,681

investments at amortized cost	1,003,324,155
Receivable for Fund shares sold	12,751,073
Interest receivable	3,256,075
Prepaid expenses and other assets	23,192

Total assets	1,019,354,495

Liabilities
Payable for securities purchased	44,587,150
Payable for Fund shares redeemed	420,499
Advisory fee payable	24,141
Distribution Plan expenses payable	30,293
Due to other related parties	13,534
Accrued expenses and other liabilities	433,207

Total liabilities	45,508,824

Net assets	$973,845,671

Net assets represented by
Paid-in capital	$973,926,066
Undistributed net investment income	83,345
Accumulated net realized losses on investments	(163,740)

Total net assets	$973,845,671

Net assets consists of
Class A	$704,561,903
Class S1	269,283,768

Total net assets	$973,845,671

Shares outstanding (unlimited number of shares authorized)
Class A	704,614,992
Class S1	269,311,073

Net asset value per share
Class A	$1.00
Class S1	$1.00

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2005 (unaudited)

Investment income
Interest	$15,097,623

Expenses
Advisory fee	2,023,657
Distribution Plan expenses
Class A	1,198,419
Class B #	1,211
Class C #	877
Class S1	906,736
Administrative services fee	330,484
Transfer agent fees	1,294,707
Trustees’ fees and expenses	7,775
Printing and postage expenses	68,846
Custodian and accounting fees	131,982
Registration and filing fees	38,665
Professional fees	19,061
Other	81,289

Total expenses	6,103,709
Less: Expense reductions	(6,122)
Fee waivers and expense reimbursements	(1,285,811)

Net expenses	4,811,776

Net investment income	10,285,847

Net realized losses on investments	(39,578)

Net increase in net assets resulting from operations	$10,246,269

# Effective at the close of business on March 7, 2005, Class B and Class C shares of the Fund were liquidated.

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2005		Year Ended
	(unaudited) (a)		January 31, 2005

Operations
Net investment income		$10,285,847		$8,319,961
Net realized losses on investments		(39,578)		(116,883)

Net increase in net assets resulting
from operations		10,246,269		8,203,078

Distributions to shareholders from
Net investment income
Class A		(7,786,481)		(6,767,789)
Class B		(1,233)		(2,922)
Class C		(892)		(3,556)
Class S1		(2,497,438)		(1,554,256)
Class I		(63)		(313)

Total distributions to shareholders		(10,286,107)		(8,328,836)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,167,813,629	3,167,813,629	6,579,249,473	6,579,249,473
Class B	0	0	1,453,445	1,453,445
Class C	0	0	1,274,278	1,274,278
Class S1	943,571,834	943,571,834	1,443,066,563	1,443,066,563

		4,111,385,463		8,025,043,759

Net asset value of shares issued in
reinvestment of distributions
Class A	7,781,054	7,781,054	6,749,789	6,749,789
Class B	935	935	2,810	2,810
Class C	363	363	2,323	2,323
Class S1	2,497,438	2,497,438	1,529,608	1,529,608
Class I	50	50	313	313

		10,279,840		8,284,843

Automatic conversion of Class B
shares to Class A shares
Class A	0	0	6,076	6,076
Class B	0	0	(6,076)	(6,076)

		0		0

Payment for shares redeemed
Class A	(3,372,385,608)	(3,372,385,608)	(7,799,982,107)	(7,799,982,107)
Class B	(1,316,936)	(1,316,936)	(358,570)	(358,570)
Class C	(1,094,172)	(1,094,172)	(2,318,202)	(2,318,202)
Class S1	(1,028,207,694)	(1,028,207,694)	(1,359,746,877)	(1,359,746,877)
Class I	(32,321)	(32,321)	(1,134)	(1,134)

		(4,403,036,731)		(9,162,406,890)

Net decrease in net assets resulting
from capital share transactions		(281,371,428)		(1,129,078,288)

Total decrease in net assets		(281,411,266)		(1,129,204,046)
Net assets
Beginning of period		1,255,256,937		2,384,460,983

End of period		$973,845,671		$1,255,256,937

Undistributed net investment income		$83,345		$83,605

(a) Effective at the close of business on March 7, 2005, Class B, Class C and Class I shares of the Fund were liquidated.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class S1 shares at net asset value without a front-end sales charge or contingent deferred sales charge.

Effective at the close of business on March 7, 2005, Class B, Class C and Class I shares of the Fund were liquidated. Shareholders of Class B, Class C and Class I received the corresponding class of shares of Evergreen Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2005, EIMC waived its advisory fee in the amount of $385,565 and reimbursed other expenses in the amount of $900,246.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended July 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S1 shares.

5. SECURITIES TRANSACTIONS

On July 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of January 31, 2005, the Fund had $124,023 in capital loss carryovers for federal income tax purposes with $7,279 expiring in 2012 and $116,744 expiring in 2013.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2005, the Fund incurred and elected to defer post-October losses of $139.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing

16

its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

17

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18

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19

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

567517 rv2 9/2005

Evergreen New York Municipal Money Market Fund

Evergreen

NEW YORK MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New York Municipal Money Market Fund, which covers the six-month period ended July 31, 2005.

The past six months proved yet another active period for money market investors. Moderating economic growth, tighter monetary policy, higher oil prices, reduced credit ratings in the auto sector and declining long-term interest rates were just a few of the challenges with which the financial markets had to contend. Throughout it all, the portfolio managers of Evergreen’s money market funds employed a variety of strategies to enhance portfolio yields. Some managers attempted to take advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and invested in securities exempt from federal and/or state income taxes. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of their diversified long-term portfolios.

The period began with mixed signals from the U.S. economy. For example, solid retail sales would be accompanied by weakness in consumer confidence, often in the same month. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation in demand, the Federal Reserve (“Fed”) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers were on the path towards more moderate levels of economic growth. At times, the

1

LETTER TO SHAREHOLDERS continued

fixed income and money markets viewed the Fed with suspicion, fearing that monetary policy would ultimately constrain growth, yet we maintained our belief that the Fed’s policy stance would continue to be one of less stimulation, rather than more restriction.

During the periods of volatility within the fixed income markets, monetary policymakers strived to assuage market angst. Fed Chairman Alan Greenspan’s transparency in his public remarks effectively communicated the sentiments of monetary policymakers, and short-term rates continued to rise throughout the investment period. However, longer-term market interest rates maintained their gradual descent. As the long end of the Treasury yield curve continued to decline, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. In addition, Chairman Greenspan expressed his concern that despite the Fed’s tighter stance, long-term market yields continued to decline. In testimony to congressional banking committees, he noted that it was a “conundrum” and warned of “complacency” within the fixed income markets. He achieved his desired objective of stabilized yields for only a short while, though, and long-term yields once again resumed their decline. We believe there are several factors contributing to the latest downward move at the long end of the curve, including short covering, increased demand for long-duration assets from mortgage portfolios and pension funds, a flight to quality after the credit reductions at GM and Ford, and the global savings surplus that has created capital seeking the perceived safety of U.S. Treasuries.

In this environment, our money market portfolio managers attempted to focus on market fundamentals and the timing of Federal Reserve meetings, which would result in a “resetting” of rates at the shorter end of the yield curve. Whether using floating rate securities or LIBOR-based securities in taxable money markets, or variable rate demand notes in the tax-exempt money markets,

2

LETTER TO SHAREHOLDERS continued

our portfolio teams attempted to maximize portfolio yields. While the extent of the yield curve flattening surprised the financial markets, our analysts nonetheless endeavored to identify the best opportunities for their portfolios.

As always, we continue to recommend that investors maintain a diversified fixed income strategy, including exposure to the money markets, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver
• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ENYXX	N/A	ENIXX

6-month return	0.78%	0.63%	0.93%

Average annual return

1-year	1.20%	0.90%	1.50%

Since portfolio inception	0.77%	0.48%	1.08%

7-day annualized yield	1.69%	1.39%	2.00%

30-day annualized yield	1.55%	1.25%	1.85%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class S, without which returns for Class S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2005	7/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,007.82	$ 4.23
Class S	$ 1,000.00	$ 1,006.33	$ 5.72
Class I	$ 1,000.00	$ 1,009.33	$ 2.74
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.58	$ 4.26
Class S	$ 1,000.00	$ 1,019.09	$ 5.76
Class I	$ 1,000.00	$ 1,022.07	$ 2.76

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.85% for Class A, 1.15% for Class S and 0.55% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	0[2]	(0.01)	0[2]

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Total return	0.78%	0.58%	0.46%	0.82%	0.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$56,997	$78,542	$82,110	$101,114	$94,200
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%[3]	0.87%	0.91%	0.88%	0.88%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.86%[3]	0.91%	0.94%	0.93%	0.99%[3]
Net investment income (loss)	1.54%[3]	0.58%	0.39%	0.79%	0.92%[3]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,

	July 31, 2005
CLASS S	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0	0	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	0[2]	0[2]	(0.01)	0[2]

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Total return	0.63%	0.30%	0.19%	0.52%	0.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$249,833	$289,872	$25,407	$35,817	$24,092
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.15%[3]	1.11%	1.18%	1.18%	1.18%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.16%[3]	1.15%	1.23%	1.23%	1.28%[3]
Net investment income (loss)	1.25%[3]	0.54%	0.13%	0.49%	0.54%[3]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS I	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	0[2]	(0.01)	0[2]

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Total return	0.93%	0.89%	0.76%	1.12%	0.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,151	$3,420	$2,200	$ 676	$3,710
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.55%[3]	0.56%	0.59%	0.57%	0.59%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.56%[3]	0.60%	0.59%	0.62%	0.69%[3]
Net investment income (loss)	1.86%[3]	0.92%	0.65%	1.08%	1.15%[3]

1For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER 5.2%
Miscellaneous Revenue 5.2%
Puerto Rico Govt. Dev. Bank:
2.95%, 08/01/2005	$ 2,000,000	$2,000,000
2.98%, 08/11/2005	7,962,000	7,962,000
3.00%, 08/04/2005	3,399,000	3,399,000
3.15%, 08/04/2005	2,945,000	2,945,000

Total Commercial Paper (cost $16,306,000)		16,306,000

MUNICIPAL OBLIGATIONS 94.4%
COMMUNITY DEVELOPMENT DISTRICT 0.7%
Seneca Cnty., NY IDA RB, Kids Peace Natl. Centers Proj., 2.42%, VRDN, (LOC:
KeyCorp.)	2,125,000	2,125,000

GENERAL OBLIGATION - LOCAL 7.7%
Erie Cnty., PA GO, 2.36%, VRDN, (Insd. by MBIA)	2,000,000	2,000,000
New York, NY GO:
2.39%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,195,000	4,195,000
2.39%, VRDN, (Liq.: Dexia S.A.)	4,265,000	4,265,000
PFOTER:
Ser. 601, 2.36%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,280,000	5,280,000
Ser. 603, 2.36%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,225,000	5,225,000
Ser. 356, 2.36%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000

		23,965,000

HOSPITAL 5.7%
Albany, NY Indl. Dev. Agcy. Civic Facs. RB, Albany Med. Ctr. Hosp. Proj. A, 2.37%,
VRDN, (LOC: KeyCorp.)	5,000,000	5,000,000
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj.,
2.42%, VRDN, (LOC: KeyCorp.)	780,000	780,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 2.45%, VRDN, (LOC:
M&T Bank Corp.)	4,575,000	4,575,000
New York Dorm. Auth. RB, Mental Hlth. Svcs. Facs., Ser. 340, 2.38%, VRDN, (Liq.:
Morgan Stanley & Insd. by MBIA)	3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 2.42%,
VRDN, (LOC: KeyCorp.)	3,505,000	3,505,000

		17,842,500

HOUSING 28.3%
Albany, NY Hsg. Auth. Private Acct. RB, Historic Bleecker Terrace, 2.70%, VRDN,
(LOC: KeyCorp.)	768,500	768,500
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 2.83%, VRDN, (Liq.: American
International Group, Inc.)	6,700,000	6,700,000
MMA Financial MHRB, Ser. A, Class A, 2.45%, VRDN, (Liq.: SunTrust Banks, Inc.)	7,200,000	7,200,000
Nassau Cnty., NY Indl. Dev. Agcy. PFOTER, 2.43%, VRDN, (SPA: Merrill Lynch &
Co., Inc.)	32,500,000	32,500,000
New York, NY City Hsg. Dev. Corp. MHRB:
Atlantic Ct. Apts., Ser. A, 2.35%, VRDN, (LOC: HSBC Bank USA)	3,200,000	3,200,000
Connecticut Landing Avenue Apts., Ser. A, 2.38%, VRDN, (LOC: KeyCorp.)	7,000,000	7,000,000
Louis Boulevard Apts., Ser. A, 2.38%, VRDN, (LOC: KeyCorp.)	5,000,000	5,000,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York, NY City Hsg. Dev. Corp. MHRB:
West 55th St. Proj., 2.50%, VRDN, (LOC: Bayerische Hypotheken)	$ 5,000,000	$5,000,000
West 61st St. Apts., Ser. A, 2.38%, VRDN, (LOC: HSBC Bank USA)	10,000,000	10,000,000
Newburgh, NY Indl. Dev. Agcy., MHRB, 2.46%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	3,220,000	3,220,000
PFOTER:
Class C, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	2,740,000	2,740,000
Class F, 2.08%, VRDN, (LOC: Lloyd’s Bank)	1,625,000	1,625,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 2.68%, VRDN,
(LOC: Lasalle Bank Corp.)	3,400,000	3,400,000

		88,353,500

MANUFACTURING 8.5%
California EDA IDRB, Plating Works, Inc. Proj., 2.65%, VRDN, (LOC: Union Bank
of California)	2,630,000	2,630,000
Chenango Cnty., NY IDA RB, Baillie Lumber, Ser. A, 2.55%, VRDN, (LOC: Citizens
Banking Corp.)	3,751,000	3,751,000
Islip, NY Indl. Dev. Agcy., Radiation Dynamics Proj. A, 2.41%, VRDN, (LOC: Bank
of New York Co.)	6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 2.43%, VRDN, (LOC:
Citibank)	1,820,000	1,820,000
Oswego Cnty., NY IDRB, Crysteel Manufacturing, Inc. Proj., Ser. A, 2.49%, VRDN,
(LOC: U.S. Bancorp)	3,770,000	3,770,000
Plymouth, MN IDRB, NuAire, Inc., Proj., Ser. B, 2.60%, VRDN, (LOC: Wells Fargo
& Co.)	1,100,000	1,100,000
Rockland Cnty., NY IDA RB, MIC Tech., Ser. A, 2.60%, VRDN, (LOC: Bank of
America Corp.)	1,000,000	1,000,000
Sparks, NV EDRB, Rix Inds. Proj., 2.60%, VRDN, (LOC: Wells Fargo & Co.)	1,825,000	1,825,000
Ulster Cnty., NY Indl. Dev. Agcy. RB:
Sunwize Tech, Inc., Ser. A, 2.50%, VRDN, (LOC: HSBC Bank USA)	1,800,000	1,800,000
Zumtobel Staff Proj., Ser. A, 2.49%, VRDN, (LOC: Creditanstalt Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Longview Fibre Co. Proj., 2.51%, VRDN, (LOC:
Bank of America Corp.)	1,240,000	1,240,000

		26,436,000

MISCELLANEOUS REVENUE 6.0%
Allegany Cnty., NY, IDRB, Atlantic Richfield Proj., 2.22%, VRDN, (Gtd. by BP plc)	2,000,000	2,000,000
Berkeley Cnty., SC RB, BP Amoco Chemical Co. Proj., 2.23%, VRDN, (Gtd. by BP
plc)	3,300,000	3,300,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.55%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	875,000	875,000
Gulf Coast Waste Disp. Auth. Texas RB, BP Amoco Chemical Co. Proj., 2.23%,
VRDN, (Gtd. by BP plc)	1,550,000	1,550,000
New York, NY Indl. Dev. Agcy. RB, Casa Proj., 2.40%, VRDN, (LOC: JPMorgan
Chase & Co.)	1,000,000	1,000,000
Pennsylvania EDFA RRB Wastewater Treatment, Sunoco, Inc. Proj., 2.51%, VRDN,
(Gtd. by Sunoco, Inc.)	3,000,000	3,000,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 2.60%,
03/01/2006, (Gtd. by Becton Dickinson & Co.)	$ 2,100,000	$2,100,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 2.33%, VRDN,
(Gtd. by Dow Chemical Co.)	3,500,000	3,500,000
West Side Calhoun Cnty., TX RB, BP Amoco Chemical Co. Proj., 2.23%, VRDN,
(Gtd. by BP plc)	500,000	500,000
Will Cnty., IL Exempt Facs. RB, BP Amoco Chemical Co. Proj., 2.23%, VRDN,
(Gtd. by BP plc)	900,000	900,000

		18,725,000

PUBLIC FACILITIES 1.1%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB PFOTER, 2.38%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by AMBAC)	3,500,000	3,500,000

SPECIAL TAX 7.3%
Metropolitan Trans. Auth. New York RB, Dedicated Tax Fund, Class A, 2.36%,
VRDN, (LOC: Citibank)	6,000,000	6,000,000
New York, NY RB, Urban Dev. Corp., 2.36%, VRDN	2,500,000	2,500,000
New York, NY TFA RB:
2.36%, VRDN, (Insd. by AMBAC)	9,580,000	9,580,000
Ser. 362, 2.38%, VRDN, (Liq.: Morgan Stanley)	2,667,500	2,667,500
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. 771, 1.85%, 10/13/2005, (Liq.:
Morgan Stanley)	2,015,000	2,015,000

		22,762,500

TOBACCO REVENUE 5.1%
Monroe Tobacco Asset Security Corp., New York RB, PFOTER, 2.41%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	6,865,000	6,865,000
New York Tobacco Trust RB, PFOTER, 2.41%, VRDN, (LOC: WestDeutsche
Landesbank)	3,900,000	3,900,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 2.36%, VRDN, (SPA:
Merrill Lynch & Co., Inc.)	4,980,000	4,980,000

		15,745,000

TRANSPORTATION 10.1%
Metropolitan Trans. Auth. New York RB:
2.36%, VRDN, (LOC: AMBAC & SPA: Merrill Lynch & Co., Inc.)	2,095,000	2,095,000
Class A, 2.36%, VRDN, (LOC: Citibank)	4,000,000	4,000,000
MSTR, Class A, Ser. 7000, 2.36%, VRDN, (LOC: Bear Stearns & Cos., Inc.)	4,995,000	4,995,000
New York Thruway Auth. Gen. RB:
2.34%, VRDN, (Liq.: Societe Generale)	2,000,000	2,000,000
2.36%, VRDN, (Insd. by MBIA & Merrill Lynch & Co., Inc.)	2,000,000	2,000,000
2.38%, VRDN, (Liq.: Morgan Stanley)	1,042,500	1,042,500
MSTR, 2.01%, VRDN, (SPA: Societe Generale)	15,325,000	15,325,000

		31,457,500

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 2.6%
Carlton, WI PCRB, Wisconsin Power & Light Proj., 2.54%, VRDN, (Gtd. by
Wisconsin Power & Light)	$ 1,000,000	$1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.18%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	2,200,000	2,200,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, Electric Navigation Inds., 3.00%,
07/01/2006	4,970,000	4,970,000

		8,170,000

WATER & SEWER 11.3%
New York Env. Facs., ROC RB, 2.36%, VRDN, (Liq: Citibank)	5,235,000	5,235,000
New York, NY Muni. Water Fin. Auth. RB:
Class A, 2.36%, VRDN, (Liq: Citibank)	23,540,000	23,540,000
PFOTER, Ser. 621, 2.36%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,990,000	4,990,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.50%,
09/22/2005, (SPA: Sumitomo Mitsui Banking Corp.)	1,500,000	1,500,000

		35,265,000

Total Municipal Obligations (cost $294,347,000)		294,347,000

Total Investments (cost $310,653,000) 99.6%		310,653,000
Other Assets and Liabilities 0.4%		1,328,473

Net Assets 100.0%		$311,981,473

VRDN    Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2005.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

Summary of Abbreviations continued
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transportation Finance Authority

The following table shows the percent of total investments by geographic location as of July 31, 2005:
New York	83.2%
California	4.6%
Pennsylvania	1.6%
Minnesota	1.4%
Louisiana	1.1%
South Carolina	1.1%
Delaware	0.7%
Texas	0.7%
Nevada	0.6%
Washington	0.4%
Wisconsin	0.3%
Illinois	0.3%
Indiana	0.3%
Non-state specific	3.7%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2005:
Tier 1	89.5%
Tier 2	10.5%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2005:
1 day	0.9%
2-7 days	92.3%
8-60 days	3.0%
61-120 days	0.6%
121-240 days	1.6%
241+ days	1.6%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005 (unaudited)

Assets
Investments at amortized cost	$310,653,000
Cash	84,100
Receivable for Fund shares sold	42,491
Interest receivable	1,241,035
Prepaid expenses and other assets	33,805

Total assets	312,054,431

Liabilities
Dividends payable	19,043
Payable for Fund shares redeemed	3,740
Advisory fee payable	10,233
Distribution Plan expenses payable	13,694
Due to other related parties	2,440
Accrued expenses and other liabilities	23,808

Total liabilities	72,958

Net assets	$311,981,473

Net assets represented by
Paid-in capital	$311,620,063
Undistributed net investment income	214,185
Accumulated net realized gains on investments	147,225

Total net assets	$311,981,473

Net assets consists of
Class A	$56,997,082
Class S	249,833,460
Class I	5,150,931

Total net assets	$311,981,473

Shares outstanding (unlimited number of shares authorized)
Class A	56,924,961
Class S	249,564,830
Class I	5,143,354

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2005 (unaudited)

Investment income
Interest	$4,066,718

Expenses
Advisory fee	679,375
Distribution Plan expenses
Class A	104,144
Class S	799,287
Administrative services fee	101,906
Transfer agent fees	55,923
Trustees’ fees and expenses	2,621
Printing and postage expenses	15,798
Custodian and accounting fees	53,388
Registration and filing fees	24,051
Professional fees	12,254
Other	8,611

Total expenses	1,857,358
Less: Expense reductions	(3,832)
Fee waivers and expense reimbursements	(25,476)

Net expenses	1,828,050

Net investment income	2,238,668

Net realized and unrealized gains or losses on:
Securities	148,375
Credit default swap transactions	(1,150)

Net realized gains on investments	147,225

Net increase in net assets resulting from operations	$2,385,893

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2005		Year Ended
	(unaudited)		January 31, 2005

Operations
Net investment income		$2,238,668		$1,320,195
Net realized gains on investments		147,225		218,143

Net increase in net assets resulting
from operations		2,385,893		1,538,338

Distributions to shareholders from
Net investment income
Class A		(537,621)		(481,315)
Class S		(1,673,061)		(774,376)
Class I		(35,842)		(66,822)

Total distributions to shareholders		(2,246,524)		(1,322,513)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	118,489,948	118,489,948	258,967,530	258,967,530
Class S	455,328,754	455,328,754	679,284,557	679,284,557
Class I	21,836,854	21,836,854	74,753,514	74,753,514

		595,655,556	1,013,005,601

Net asset value of shares issued in
reinvestment of distributions
Class A	526,248	526,248	473,936	473,936
Class S	1,614,974	1,614,974	743,861	743,861
Class I	8,798	8,798	5,515	5,515

		2,150,020		1,223,312

Payment for shares redeemed
Class A	(140,590,799)	(140,590,799)	(263,054,928)	(263,054,928)
Class S	(497,090,686)	(497,090,686)	(415,729,120)	(415,729,120)
Class I	(20,115,829)	(20,115,829)	(73,544,759)	(73,544,759)

		(657,797,314)		(752,328,807)

Net increase (decrease) in net assets
resulting from capital share
transactions		(59,991,738)		261,900,106

Total increase (decrease) in net assets		(59,852,369)		262,115,931
Net assets
Beginning of period		371,833,842		109,717,911

End of period	$ 311,981,473		$ 371,833,842

Undistributed net investment income		$214,185		$222,041

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2005, EIMC waived its advisory fee in the amount of $25,403 and reimbursed other expenses in the amount of $73.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets under management as of June 30, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

567603 rv2 9/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567603 rv2 9/2005

Evergreen California Municipal Money Market Fund

Evergreen

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen California Municipal Money Market Fund, which covers the six-month period ended July 31, 2005.

The past six months proved yet another active period for money market investors. Moderating economic growth, tighter monetary policy, higher oil prices, reduced credit ratings in the auto sector and declining long-term interest rates were just a few of the challenges with which the financial markets had to contend. Throughout it all, the portfolio managers of Evergreen’s money market funds employed a variety of strategies to enhance portfolio yields. Some managers attempted to take advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and invested in securities exempt from federal and/or state income taxes. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of their diversified long-term portfolios.

The period began with mixed signals from the U.S. economy. For example, solid retail sales would be accompanied by weakness in consumer confidence, often in the same month. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation in demand, the Federal Reserve (“Fed”) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers were on the path towards more moderate levels of economic growth. At times, the

1

LETTER TO SHAREHOLDERS continued

fixed income and money markets viewed the Fed with suspicion, fearing that monetary policy would ultimately constrain growth, yet we maintained our belief that the Fed’s policy stance would continue to be one of less stimulation, rather than more restriction.

During the periods of volatility within the fixed income markets, monetary policymakers strived to assuage market angst. Fed Chairman Alan Greenspan’s transparency in his public remarks effectively communicated the sentiments of monetary policymakers, and short-term rates continued to rise throughout the investment period. However, longer-term market interest rates maintained their gradual descent. As the long end of the Treasury yield curve continued to decline, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. In addition, Chairman Greenspan expressed his concern that despite the Fed’s tighter stance, long-term market yields continued to decline. In testimony to congressional banking committees, he noted that it was a “conundrum” and warned of “complacency” within the fixed income markets. He achieved his desired objective of stabilized yields for only a short while, though, and long-term yields once again resumed their decline. We believe there are several factors contributing to the latest downward move at the long end of the curve, including short covering, increased demand for long-duration assets from mortgage portfolios and pension funds, a flight to quality after the credit reductions at GM and Ford, and the global savings surplus that has created capital seeking the perceived safety of U.S. Treasuries.

In this environment, our money market portfolio managers attempted to focus on market fundamentals and the timing of Federal Reserve meetings, which would result in a “resetting” of rates at the shorter end of the yield curve. Whether using floating rate securities or LIBOR-based securities in taxable money markets, or variable rate demand notes in the tax-exempt money markets,

2

LETTER TO SHAREHOLDERS continued

our portfolio teams attempted to maximize portfolio yields. While the extent of the yield curve flattening surprised the financial markets, our analysts nonetheless endeavored to identify the best opportunities for their portfolios.

As always, we continue to recommend that investors maintain a diversified fixed income strategy, including exposure to the money markets, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver
• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ECMXX	N/A	ECUXX

6-month return	0.76%	0.66%	0.92%

Average annual return

1-year	1.16%	0.92%	1.47%

Since portfolio inception	0.79%	0.55%	1.12%

7-day annualized yield	1.59%	1.36%	1.89%

30-day annualized yield	1.49%	1.26%	1.79%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2005	7/31/2005	Period*

Actual
Class A	$1,000.00	$1,007.65	$4.68
Class S	$1,000.00	$1,006.56	$5.77
Class I	$1,000.00	$1,009.16	$3.14
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.13	$4.71
Class S	$1,000.00	$1,019.04	$5.81
Class I	$1,000.00	$1,021.67	$3.16

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.94% for Class A, 1.16% for Class S and 0.63% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	0[2]	(0.01)	0[2]

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Total return	0.76%	0.56%	0.40%	0.92%	0.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$47,042	$56,228	$87,673	$122,687	$117,217
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.94%[3]	0.94%	0.94%	0.88%	0.89%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.94%[3]	0.96%	0.96%	0.96%	1.09%[3]
Net investment income (loss)	1.53%[3]	0.53%	0.41%	0.88%	1.12%[3]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS S	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0	0	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	0[2]	0[2]	(0.01)	0[2]

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Total return	0.66%	0.30%	0.19%	0.68%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$158,529	$172,467	$25,427	$41,997	$41,972
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.16%[3]	1.16%	1.15%	1.11%	1.19%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.24%[3]	1.23%	1.26%	1.26%	1.39%[3]
Net investment income (loss)	1.30%[3]	0.53%	0.20%	0.65%	0.83%[3]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS I	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$1.00	$1.00

Total return	0.92%	0.87%	0.70%	1.22%	0.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,735	$3,622	$11,447	$20,169	$ 168
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%[2]	0.65%	0.64%	0.58%	0.58%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.63%[2]	0.67%	0.66%	0.66%	0.78%[2]
Net investment income (loss)	1.76%[2]	0.74%	0.69%	0.99%	1.42%[2]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER 5.3%
Miscellaneous Revenue 5.3%
Puerto Rico Govt. Dev. Bank:
2.95%, 08/01/2005	$ 2,000,000	$2,000,000
2.98%, 08/10/2005	1,000,000	1,000,000
2.98%, 08/11/2005	3,143,000	3,143,000
3.00%, 08/04/2005	2,000,000	2,000,000
3.15%, 08/04/2005	2,943,000	2,943,000

Total Commercial Paper (cost $11,086,000)		11,086,000

MUNICIPAL OBLIGATIONS 94.2%
CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Contra Costa Cnty., CA, Concord Hlth. Care Ctr., Inc., 2.42%, VRDN, (LOC: Bank of
America Corp.)	2,260,000	2,260,000

EDUCATION 9.6%
ABAG Fin. Auth. for Nonprofit Corp., California RB, The Thatcher Sch. Proj., 2.37%,
VRDN, (LOC: KeyCorp)	8,000,000	8,000,000
California CDA RB, Biola Univ., Ser. B, 3.38%, VRDN, (SPA: BNP Paribas)	2,820,000	2,820,000
California Edl. Facs. Auth. RRB, Art Ctr. Design College, Ser. B, 2.35%, VRDN, (LOC:
KeyCorp)	900,000	900,000
PFOTER, 2.43%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	5,285,000	5,285,000
San Diego Cnty., CA COP, Friends of Chabad Proj., 2.35%, VRDN, (LOC: Comerica,
Inc.)	2,800,000	2,800,000

		19,805,000

GENERAL OBLIGATION - LOCAL 7.7%
Camden, NJ BAN, 3.50%, 11/29/2005	4,700,000	4,715,371
Clovis, CA Unified Sch. Dist. GO:
2.39%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	3,320,000	3,320,000
2.41%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	1,330,000	1,330,000
Los Angeles, CA Unified Sch. Dist. GO, 2.35%, VRDN, (Liq.: Societe Generale)	2,200,000	2,200,000
Midway, CA Sch. Dist. COP GO, Refinancing Proj., Ser. 2000, 2.40%,
VRDN, (Liq.: Union Bank of California)	4,485,000	4,485,000

		16,050,371

GENERAL OBLIGATION - STATE 7.3%
ABN AMRO Munitops Cert. Trust GO, Ser. 2004-12, 2.35%, VRDN, (LOC: ABN
AMRO Bank & Insd. by MBIA)	2,000,000	2,000,000
California GO:
2.20%, VRDN, (SPA: JPMorgan Chase & Co. & Insd. by MBIA)	2,800,000	2,800,000
PFOTER:
2.01%, VRDN, (Liq.: Societe Generale & Insd. by MBIA)	3,925,000	3,925,000
2.38%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,100,000	4,100,000
Massachusetts Bay Trans. Auth. MTC GO, 2.01%, VRDN, (SPA: Societe Generale)	2,300,000	2,300,000

		15,125,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 14.5%
California HFA RB, Ser. U, 2.34%, VRDN, (Gtd. by Dexia SA)	$760,000	$760,000
Class B Revenue Bond Cert. Trust, Ser. 2002-1, 2.83%, VRDN,
(Liq.: American International Group, Inc.)	7,000,000	7,000,000
FHLMC MHRB, Ser. M001, Class A, 2.43%, VRDN, (Coll.: FHLMC)	2,967,770	2,967,770
PFOTER:
Class A, 2.40%, 02/02/2006, (Liq.: Merrill Lynch & Co., Inc.)	910,000	910,000
Class F, 2.08%, VRDN, (LOC: Lloyds TSB Bank plc)	2,600,000	2,600,000
San Jose, CA MHRB, PFOTER, 2.44%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,935,000	13,935,000
Simi Valley, CA MHRB, PFOTER, 2.02%, VRDN, (LOC: Danske Bank)	1,800,000	1,800,000

		29,972,770

INDUSTRIAL DEVELOPMENT REVENUE 18.3%
California CDA IDRB, Santos Proj., Ser. A, 2.55%, VRDN, (LOC: California Bank &
Trust)	3,250,000	3,250,000
California CDA RB, Tri-H Investors Proj., 2.50%, VRDN, (LOC: Union Bank of
California)	850,000	850,000
California EDA RB, Killion Inds. Proj., 2.65%, VRDN, (LOC: Union Bank of
California)	2,680,000	2,680,000
California Infrastructure & Econ. Dev. Bank IDRB:
Bonny Doon Winery, Inc. Proj., Ser. A, 2.43%, VRDN, (LOC: Comerica, Inc.)	3,000,000	3,000,000
G&G Specialty Foods Proj., 2.43%, VRDN, (LOC: Comerica, Inc.)	1,950,000	1,950,000
Haig Precision Manufacturing Corp., 2.53%, VRDN, (SPA: Bank of the West)	2,275,000	2,275,000
Surtec, Inc. Proj., Ser. A, 2.43%, VRDN, (LOC: Comerica, Inc.)	2,200,000	2,200,000
Delaware EDA Solid Waste Disposal & Sewer Fac. RB, Ciba Specialty Chemicals
Corp., Ser. A, 2.49%, VRDN, (Gtd. by Ciba Specialty Chemicals
Corp.)	1,700,000	1,700,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 2.73%, VRDN, (LOC: Regions
Financial Corp.)	1,700,000	1,700,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.55%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O’Lakes, Inc. Proj., Ser. 1995, 2.45%, VRDN, (LOC:
JPMorgan Chase & Co.)	1,900,000	1,900,000
Los Angeles, CA IDA RB, Kairak, Inc. Proj., 2.47%, VRDN, (LOC: U.S. Bank)	1,480,000	1,480,000
Riverside Cnty., CA IDRB:
Computrus, Inc. Proj., 2.41%, VRDN, (LOC: Wells Fargo & Co.)	2,375,000	2,375,000
Trademark Plastics, Inc. Proj., 2.41%, VRDN, (Gtd. by California State Teachers’
Retirement System)	4,275,000	4,275,000
Triple H Processors Proj., 2.50%, VRDN, (LOC: Union Bank of California)	1,560,000	1,560,000
Riverside Cnty., CA IDRRB, Advance Business Graphics:
Ser. A, 2.43%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,450,000	1,450,000
Ser. B, 2.43%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,300,000	1,300,000
South Bend, IN EDRB, Deluxe Sheet Metal, Inc. Proj., 2.48%, VRDN, (LOC:
Standard Federal Bank)	1,500,000	1,500,000
Westfield, IN IDRB, Standard Locknut Proj., 2.60%, VRDN, (Liq.: Wells Fargo &
Co.)	1,230,000	1,230,000

		37,950,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 3.8%
San Diego Cnty., CA ROC, 2.36%, VRDN, (Liq.: Citigroup Global Market & Insd.
by AMBAC)	$7,895,000	$7,895,000

MISCELLANEOUS REVENUE 13.1%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Atlantic Richfield Co. Proj., 2.16%, VRDN, (Gtd. by BP plc)	3,500,000	3,500,000
Carlos Echeverria & Sons Proj., 2.40%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 2.40%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 2.40%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 2.40%, VRDN, (Liq.: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 2.40%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 2.40%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Gulf Coast, TX IDA Env. Facs. RB, Citgo Petroleum Corp. Proj., 2.23%, VRDN, (LOC:
Bank of New York Co.)	1,700,000	1,700,000
Pennsylvania EDFA RRB Wastewater Treatment, Sunoco, Inc. Proj., 2.51%, VRDN,
(Gtd. by Sunoco, Inc.)	2,200,000	2,200,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 2.60%,
03/01/2006, (Gtd. by Becton Dickinson & Co.)	4,390,000	4,390,000

		27,090,000

PORT AUTHORITY 2.0%
Alameda Corridor Trans. Auth., California RB, 2.39%, VRDN, (Liq.: Merrill Lynch &
Co., Inc. & Insd. by AMBAC)	4,120,000	4,120,000

PUBLIC FACILITIES 3.1%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB PFOTER:
2.38%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	4,500,000	4,500,000
2.38%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	2,000,000	2,000,000

		6,500,000

RESOURCE RECOVERY 6.4%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
BLT Enterprises Proj., Ser. A, 2.47%, VRDN, (LOC: Union Bank of California)	4,500,000	4,500,000
Cedar Ave. Recycling Proj. A, 2.37%, VRDN, (Gtd. by California State Teachers’
Retirement System)	3,000,000	3,000,000
Napa Recycling & Waste, Ser. A, 2.47%, VRDN, (LOC: Union Bank of
California)	5,255,000	5,255,000
South Lake Refuse Co. Proj., Ser. A, 2.42%, VRDN, (LOC: Comerica, Inc.)	500,000	500,000

		13,255,000

SPECIAL TAX 0.7%
California Econ. Recovery Putters, Ser. 452, 2.36%, VRDN,
(LOC: JPMorgan Chase & Co. & Insd. by MBIA)	1,495,000	1,495,000

TRANSPORTATION 1.8%
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 2.39%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	3,670,000	3,670,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 2.3%
California PCRB, Pacific Gas & Electric Proj., Ser. 97B, 2.18%, VRDN, (LOC:
JPMorgan Chase & Co.)	$300,000	$300,000
Carlton, WI PCRB, Wisconsin Power & Light Proj., 2.54%, VRDN, (Gtd. by
Wisconsin Power & Light)	800,000	800,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.18%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	1,800,000	1,800,000
Northern California Pub. Power Agcy. RB MSTR, Ser. 35A, 2.35%, VRDN, (LOC:
JPMorgan Chase & Co. & Insd. by MBIA)	1,300,000	1,300,000
Sheboygan, WI PCRB, Wisconsin Power & Light Proj., 2.65%, VRDN, (Gtd. by
Wisconsin Power & Light)	600,000	600,000

		4,800,000

WATER & SEWER 2.5%
Hanford, CA Sewer RB, Ser. A, 2.45%, VRDN, (Gtd. by California State Teachers’
Retirement System)	1,065,000	1,065,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.50%,
09/22/2005, (SPA: Sumitomo Mitsui Banking Corp.)	4,200,000	4,200,000

		5,265,000

Total Municipal Obligations (cost $195,253,141)		195,253,141

Total Investments (cost $206,339,141) 99.5%		206,339,141
Other Assets and Liabilities 0.5%		967,515

Net Assets 100.0%		$207,306,656

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2005.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDRRB	Industrial Development Refunding Revenue Bond
BAN	Bond Anticipation Note	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MSTR	Municipal Securities Trust Receipt
EDFA	Economic Development Finance Authority	MTC	Municipal Trust Certificates
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
GO	General Obligation	ROC	Reset Option Certificate
HFA	Housing Finance Authority	RRB	Refunding Revenue Bond
IDA	Industrial Development Authority	SPA	Securities Purchase Agreement
IDRB	Industrial Development Revenue Bond

The following table shows the percent of investments by geographic location as of July 31, 2005:
California	74.4%
Puerto Rico	7.5%
Delaware	5.1%
New Jersey	2.3%
Indiana	1.9%
Massachusetts	1.1%
Pennsylvania	1.1%
Georgia	0.8%
Texas	0.8%
Wisconsin	0.7%
Non-state specific	4.3%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2005:
Tier 1	91.2%
Tier 2	8.8%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2005:
1 day	1.3%
2-7 days	89.8%
8-60 days	4.0%
121-240 days	4.9%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005 (unaudited)

Assets
Investments at amortized cost	$206,339,141
Cash	100,236
Receivable for Fund shares sold	3,587
Interest receivable	876,965
Prepaid expenses and other assets	21,823

Total assets	207,341,752

Liabilities
Dividends payable	2,894
Payable for Fund shares redeemed	2,963
Advisory fee payable	6,745
Due to other related parties	1,589
Accrued expenses and other liabilities	20,905

Total liabilities	35,096

Net assets	$207,306,656

Net assets represented by
Paid-in capital	$207,273,728
Undistributed net investment income	4,502
Accumulated net realized gains on investments	28,426

Total net assets	$207,306,656

Net assets consists of
Class A	$47,042,452
Class S	158,528,871
Class I	1,735,333

Total net assets	$207,306,656

Shares outstanding (unlimited number of shares authorized)
Class A	47,070,502
Class S	158,517,392
Class I	1,733,347

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2005 (unaudited)

Investment income
Interest	$2,516,314

Expenses
Advisory fee	460,924
Distribution Plan expenses
Class A	78,205
Class S	449,328
Administrative services fee	61,456
Transfer agent fees	48,989
Trustees’ fees and expenses	1,501
Printing and postage expenses	13,664
Custodian and accounting fees	32,019
Registration and filing fees	21,739
Professional fees	8,270
Other	3,079

Total expenses	1,179,174
Less: Expense reductions	(2,368)
Expense reimbursements	(60,839)

Net expenses	1,115,967

Net investment income	1,400,347

Net realized gains or losses on:
Securities	30,726
Credit default swap transactions	(2,300)

Net realized gains on investments	28,426

Net increase in net assets resulting from operations	$1,428,773

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2005		Year Ended
	(unaudited)		January 31, 2005

Operations
Net investment income		$1,400,347		$904,168
Net realized gains on investments		28,426		6,207

Net increase in net assets resulting
from operations		1,428,773		910,375

Distributions to shareholders from
Net investment income
Class A		(398,424)		(400,804)
Class S		(973,602)		(445,339)
Class I		(25,840)		(55,591)

Total distributions to shareholders		(1,397,866)		(901,734)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	99,961,037	99,961,037	320,057,777	320,057,777
Class S	408,956,413	408,956,413	477,003,742	477,003,742
Class I	14,051,624	14,051,624	60,247,677	60,247,677

		522,969,074		857,309,196

Net asset value of shares issued in
reinvestment of distributions
Class A	398,424	398,424	400,699	400,699
Class S	973,602	973,602	441,194	441,194
Class I	5,395	5,395	6,382	6,382

		1,377,421		848,275

Payment for shares redeemed
Class A	(109,552,433)	(109,552,433)	(351,906,282)	(351,906,282)
Class S	(423,891,298)	(423,891,298)	(330,410,411)	(330,410,411)
Class I	(15,943,878)	(15,943,878)	(68,079,709)	(68,079,709)

		(549,387,609)		(750,396,402)

Net increase (decrease) in net assets
resulting from capital share
transactions		(25,041,114)		107,761,069

Total increase (decrease) in net assets		(25,010,207)		107,769,710
Net assets
Beginning of period		232,316,863		124,547,153

End of period	$ 207,306,656		$ 232,316,863

Undistributed net investment income		$4,502		$2,021

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on Septem-ber 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.45% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2005, EIMC reimbursed other expenses in the amount of $46 and Distribution Plan expenses (see Note 4) relating to Class S shares in the amount of $60,793.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

568010 rv2 9/2005

Evergreen Treasury Money Market Fund

Evergreen

TREASURY MONEY MARKET FUND

Semiannual Report
as of July 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Treasury Money Market Fund, which covers the six-month period ended July 31, 2005.

The past six months proved yet another active period for money market investors. Moderating economic growth, tighter monetary policy, higher oil prices, reduced credit ratings in the auto sector and declining long-term interest rates were just a few of the challenges with which the financial markets had to contend. Throughout it all, the portfolio managers of Evergreen’s money market funds employed a variety of strategies to enhance portfolio returns. Some managers attempted to take advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and invested in securities exempt from federal and/or state income taxes. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of their diversified long-term portfolios.

The period began with mixed signals from the U.S. economy. For example, solid retail sales would be accompanied by weakness in consumer confidence, often in the same month. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation in demand, the Federal Reserve (“Fed”) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers were on the path towards more moderate levels of economic growth. At times, the

1

LETTER TO SHAREHOLDERS continued

fixed income and money markets viewed the Fed with suspicion, fearing that monetary policy would ultimately constrain growth, yet we maintained our belief that the Fed’s policy stance would continue to be one of less stimulation, rather than more restriction.

During the periods of volatility within the fixed income markets, monetary policymakers strived to assuage market angst. Fed Chairman Alan Greenspan’s transparency in his public remarks effectively communicated the sentiments of monetary policymakers, and short-term rates continued to rise throughout the investment period. However longer-term market interest rates maintained their gradual descent. As the long end of the Treasury yield curve continued to decline, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. In addition, Chairman Greenspan expressed his concern that despite the Fed’s tighter stance, long-term market yields continued to decline. In testimony to congressional banking committees, he noted that it was a “conundrum” and warned of “complacency” within the fixed income markets. He achieved his desired objective of stabilized yields for only a short while, though, and long-term yields once again resumed their decline. We believe there are several factors contributing to the latest downward move at the long end of the curve, including short covering, increased demand for long-duration assets from mortgage portfolios and pension funds, a flight to quality after the credit reductions at GM and Ford, and the global savings surplus that has created capital seeking the perceived safety of U.S. Treasuries.

In this environment, our money market portfolio managers attempted to focus on market fundamentals and the timing of Federal Reserve meetings, which would result in a “resetting” of rates at the shorter end of the yield curve. Whether using floating rate securities or LIBOR-based securities in taxable money markets, or variable rate demand notes in the tax-exempt markets, our portfolio

2

LETTER TO SHAREHOLDERS continued

teams attempted to maximize portfolio returns. While the extent of the yield curve flattening surprised the financial markets, our analysts nonetheless endeavored to identify the best opportunities for their portfolios.

As always, we continue to recommend that investors maintain a diversified fixed income strategy, including exposure to the money markets, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 3/6/1991

	Class A	Class S	Class I
Class inception date	3/6/1991	6/30/2000	3/6/1991

Nasdaq symbol	ETAXX	N/A	ETYXX

6-month return	1.02%	0.87%	1.17%

Average annual return

1-year	1.58%	1.27%	1.88%

5-year	1.83%	1.54%	2.14%

10-year	3.32%	3.17%	3.63%

7-day annualized yield	2.53%	2.23%	2.83%

30-day annualized yield	2.44%	2.14%	2.74%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of July 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2005	7/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,010.22	$ 3.59
Class S	$ 1,000.00	$ 1,008.72	$ 5.08
Class I	$ 1,000.00	$ 1,011.72	$ 2.09
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.22	$ 3.61
Class S	$ 1,000.00	$ 1,019.74	$ 5.11
Class I	$ 1,000.00	$ 1,022.71	$ 2.11

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.72% for Class A, 1.02% for Class S and 0.42% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.01	0	0.01	0.03	0.06

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	0[1]	(0.01)	(0.03)	(0.06)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.02%	0.73%	0.38%	1.14%	3.00%	5.65%

Ratios and supplemental data
Net assets, end of period (millions)	$ 459	$ 478	$ 525	$ 773	$ 752	$ 743
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.72%[2]	0.73%	0.75%	0.73%	0.70%	0.73%
Expenses excluding waivers/reimbursements
and expense reductions	0.72%[2]	0.73%	0.75%	0.73%	0.70%	0.73%
Net investment income (loss)	2.07%[2]	0.72%	0.38%	1.13%	2.98%	5.27%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS S	(unaudited)	2005	2004	2003	2002	2001[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.01	0	0	0.01	0.03	0.03

Distributions to shareholders from
Net investment income	(0.01)	0[2]	0[2]	(0.01)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.87%	0.44%	0.11%	0.84%	2.70%	3.24%

Ratios and supplemental data
Net assets, end of period (millions)	$ 817	$ 761	$ 856	$1,484	$1,826	$2,135
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.02%[3]	1.01%	1.02%	1.03%	1.00%	1.04%[3]
Expenses excluding waivers/reimbursements
and expense reductions	1.02%[3]	1.02%	1.05%	1.03%	1.00%	1.04%[3]
Net investment income (loss)	1.76%[3]	0.43%	0.12%	0.85%	2.71%	5.50%[3]

1 For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2 Amount represents less than $ 0.005 per share.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended January 31,
	July 31, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income (loss)	0.01	0.01	0.01	0.01	0.03	0.06

Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.17%	1.03%	0.68%	1.44%	3.31%	5.97%

Ratios and supplemental data
Net assets, end of period (millions)	$1,464	$1,145	$1,652	$1,201	$1,005	$1,032
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.42%[2]	0.43%	0.45%	0.43%	0.40%	0.43%
Expenses excluding waivers/reimbursements
and expense reductions	0.42%[2]	0.43%	0.45%	0.43%	0.40%	0.43%
Net investment income (loss)	2.39%[2]	0.97%	0.66%	1.42%	3.21%	5.78%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2005 (unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 14.8%
U.S. Treasury Notes:
1.50%, 03/31/2006	$ 65,000,000	$64,193,465
1.625%, 02/28/2006	60,000,000	59,535,516
1.875%, 11/30/2005 - 12/31/2005	55,000,000	54,824,379
2.00%, 08/31/2005	25,000,000	24,999,526
2.25%, 04/30/2006	50,000,000	49,588,757
2.50%, 05/31/2006	95,000,000	94,256,258
2.75%, 06/30/2006 - 07/31/2006	60,000,000	59,483,713

Total U.S. Treasury Obligations (cost $406,881,614)		406,881,614

REPURCHASE AGREEMENTS* 85.3%
ABN AMRO, Inc., Avg. rate of 3.21%, dated 7/25/2005, maturing 8/1/2005;
maturity value $80,049,889 (1)**	80,000,000	80,000,000
Bank of America Corp., Avg. rate of 3.22%, dated 7/25/2005, maturing 8/1/2005;
maturity value $150,093,875 (2)**	150,000,000	150,000,000
Barclays plc, 3.26%, dated 7/29/2005, maturing 8/1/2005; maturity value
$350,095,083 (3)	350,000,000	350,000,000
Citigroup, Inc., Avg. rate of 3.23%, dated 7/25/2005, maturing 8/1/2005; maturity
value $100,062,861 (4)**	100,000,000	100,000,000
Credit Suisse First Boston LLC, Avg. rate of 3.22%, dated 7/25/2005, maturing
8/1/2005; maturity value $150,094,042 (5)**	150,000,000	150,000,000
Deutsche Bank AG:
Avg. rate of 3.23%, dated 7/25/2005, maturing 8/1/2005; maturity value
$150,094,125 (6)**	150,000,000	150,000,000
Avg. rate of 3.26%, dated 7/25/2005, maturing 8/1/2005; maturity value
$100,063,361 (6)**	100,000,000	100,000,000
Greenwich Capital Markets, Inc., Avg. rate of 3.21%, dated 7/25/2005, maturing
8/1/2005; maturity value $80,049,956 (7)**	80,000,000	80,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 3.21%, dated 7/25/2005, maturing
8/1/2005; maturity value $150,093,708 (8)**	150,000,000	150,000,000
Merrill Lynch & Co., Inc., 3.23%, dated 7/29/2005, maturing 8/1/2005; maturity
value $130,034,992 (9)	130,000,000	130,000,000
Morgan Stanley, Avg. rate of 3.22%, dated 7/25/2005, maturing 8/1/2005;
maturity value $150,093,875 (10)**	150,000,000	150,000,000
RBC Dain Rauscher, Inc., Avg. rate of 3.20%, dated 7/25/2005, maturing 8/1/2005;
maturity value $80,049,778 (11)**	80,000,000	80,000,000
Societe Generale:
3.25%, dated 7/29/2005, maturing 8/1/2005; maturity value
$316,356,032 (12)	316,270,375	316,270,375
3.28%, dated 7/29/2005, maturing 8/1/2005; maturity value
$150,041,000 (13)	150,000,000	150,000,000
UBS AG:
3.26%, dated 7/29/2005, maturing 8/1/2005; maturity value
$100,027,167 (14)	100,000,000	100,000,000
3.27%, dated 7/29/2005, maturing 8/1/2005; maturity value
$100,027,250 (15)	100,000,000	100,000,000

Total Repurchase Agreements (cost $2,336,270,375)		2,336,270,375

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

Value

Total Investments (cost $2,743,151,989) 100.1%	$2,743,151,989
Other Assets and Liabilities (0.1%)	(2,753,532)

Net Assets 100.0%	$2,740,398,457

*	Collateralized by:
	(1)	$83,024,000 U.S. Treasury Bills, 0.00%, 1/19/2006 to 1/26/2006; value is $81,600,894.
	(2)	$152,903,000 U.S. Treasury Note, 3.375%, 2/15/2008; value including accrued interest is $153,000,866.
	(3)	$606,756,608 STRIPS, 0.00%, 8/15/2005 to 5/15/2024; value is $357,000,001.
	(4)	$405,406,884 GNMA, 3.375% to 7.00%, 9/20/2021 to 1/20/2034; value including accrued interest is
$102,000,000.
	(5)	$29,155,000 U.S. Treasury Bond, 7.125%, 2/15/2023; value including accrued interest is $39,455,436.
$113,372,000 U.S. Treasury Note, 3.87%, 2/15/2013; value including accrued interest is $113,550,587.
	(6)	$252,095,013 STRIPS, 0.00%, 8/15/2005 to 8/15/2022; value is $152,962,267. $396,245,257 GNMA, 5.50% to
7.00%, 3/20/2026 to 12/15/2039; value including accrued interest is $102,037,733. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
	(7)	$74,123,000 TIPS, 0.875% to 2.375%, 4/15/2010 to 1/15/2025; value including accrued interest is $81,604,238.
	(8)	$318,475,000 STRIPS, 0.00%, 11/15/2021; value is $153,001,757.
	(9)	$134,494,000 U.S. Treasury Notes, 3.50% to 3.625%, 11/15/2009 to 1/15/2010; value including accrued interest is $132,602,970.
	(10)	$103,810,000 U.S. Treasury Bond, 8.50%, 2/15/2020; value including accrued interest is $153,001,229.
	(11)	$64,807,000 U.S. Treasury Notes, 3.50% to 7.00%, 7/15/2006 to 11/15/2013; value including accrued interest is
$65,514,954. $10,825,000 U.S. Treasury Bond, 8.875%, 2/15/2019; value including accrued interest is
$16,183,886.
	(12)	$50,230,000 U.S. Treasury Bonds, 5.375% to 6.125%, 11/15/2027 to 2/15/2031; value including accrued interest is $62,489,411. $29,185,000 U.S. Treasury Notes, 1.875% to 5.00%, 8/15/2011 to 8/15/2014; value including accrued interest is $29,445,452. $201,634,000 TIPS, 0.875% to 3.625%, 1/15/2007 to 1/15/2025; value including accrued interest is $230,720,489.
	(13)	$67,000 U.S. Treasury Bill, 0.00%, 12/29/2005; value is $66,030. $161,975,863 GNMA, 5.00% to 5.50%,
4/15/2019 to 12/15/2034; value including accrued interest is $141,314,368. $11,614,000 U.S. Treasury Notes,
1.50% to 6.25%, 3/31/2006 to 11/15/2008; value including accrued interest is $11,620,292.
	(14)	$552,722,269 GNMA, 3.50% to 12.00%, 2/15/2006 to 4/15/2039; value including accrued interest is
$102,002,834.
	(15)	$103,830,000 U.S. Treasury Bill, 0.00%, 1/26/2006; value is $102,004,665.

**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2005 (unaudited)

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation-Protected Securities

The following shows the percent of total investments by credit quality as of July 31, 2005:
Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2005:
2-7 days	85.2%
8-60 days	0.9%
121-240 days	4.2%
241+ days	9.7%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005 (unaudited)

Assets
Investments in securities	$406,881,614
Investments in repurchase agreements	2,336,270,375

Investments at amortized cost	2,743,151,989
Receivable for Fund shares sold	11,101
Interest receivable	3,279,974
Prepaid expenses and other assets	8,949

Total assets	2,746,452,013

Liabilities
Dividends payable	5,540,632
Payable for Fund shares redeemed	5,750
Advisory fee payable	69,848
Distribution Plan expenses payable	51,635
Due to other related parties	15,447
Accrued expenses and other liabilities	370,244

Total liabilities	6,053,556

Net assets	$2,740,398,457

Net assets represented by
Paid-in capital	$2,741,593,073
Undistributed net investment income	21,153
Accumulated net realized losses on investments	(1,215,769)

Total net assets	$2,740,398,457

Net assets consists of
Class A	$458,664,317
Class S	817,457,362
Class I	1,464,276,778

Total net assets	$2,740,398,457

Shares outstanding (unlimited number of shares authorized)
Class A	459,093,252
Class S	817,850,797
Class I	1,464,916,074

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2005 (unaudited)

Investment income
Interest	$38,365,292

Expenses
Advisory fee	4,256,499
Distribution Plan expenses
Class A	706,041
Class S	2,352,432
Administrative services fee	823,838
Transfer agent fees	223,571
Trustees’ fees and expenses	22,427
Printing and postage expenses	65,736
Custodian and accounting fees	310,711
Registration and filing fees	15,789
Professional fees	25,170
Other	22,185

Total expenses	8,824,399
Less: Expense reductions	(21,679)
Expense reimbursements	(468)

Net expenses	8,802,252

Net investment income	29,563,040

Net realized losses on investments	(620,577)

Net increase in net assets resulting from operations	$28,942,463

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2005		Year Ended
	(unaudited)		January 31, 2005

Operations
Net investment income		$29,563,040		$21,976,565
Net realized losses on investments		(620,577)		(595,192)

Net increase in net assets resulting
from operations		28,942,463		21,381,373

Distributions to shareholders from
Net investment income
Class A		(4,866,646)		(3,500,482)
Class S		(6,896,242)		(3,240,261)
Class I		(17,800,335)		(15,233,318)

Total distributions to shareholders		(29,563,223)		(21,974,061)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	883,955,029	883,955,029	1,625,808,053	1,625,808,053
Class S	895,589,024	895,589,024	799,421,821	799,421,821
Class I	2,554,178,310	2,554,178,310	4,614,933,419	4,614,933,419

		4,333,722,363		7,040,163,293

Net asset value of shares issued in
reinvestment of distributions
Class A	863,871	863,871	713,402	713,402
Class S	1,084,039	1,084,039	162,150	162,150
Class I	443,335	443,335	430,134	430,134

		2,391,245		1,305,686

Payment for shares redeemed
Class A	(903,800,864)	(903,800,864)	(1,673,560,172)	(1,673,560,172)
Class S	(840,348,062)	(840,348,062)	(893,750,355)	(893,750,355)
Class I	(3,155,060,412)	(3,155,060,412)	(5,122,154,149)	(5,122,154,149)

		(4,899,209,338)		(7,689,464,676)

Net asset value of shares issued in
acquisition
Class I	919,887,413	919,870,981	0	0

Net increase (decrease) in net assets
resulting from capital share
transactions		356,775,251		(647,995,697)

Total increase (decrease) in net assets		356,154,491		(648,588,385)
Net assets
Beginning of period		2,384,243,966		3,032,832,351

End of period		$2,740,398,457		$2,384,243,966

Undistributed net investment income		$21,153		$21,336

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A and Class S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.31% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2005, EIMC reimbursed other expenses in the amount of $468.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust U.S. Treasury Money Market Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to Class I shares of SouthTrust U.S. Treasury Money Market Fund at an exchange ratio of 1.00 for Class I shares of the Fund. The aggregate net assets of the Fund and SouthTrust U.S. Treasury Money Market Fund immediately prior to the acquisition were $2,045,789,998 and $919,870,981, respectively. The aggregate net assets of the Fund immediately after the acquisition were $2,965,660,979.

6. SECURITIES TRANSACTIONS

On July 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2005, the Fund incurred and elected to defer post-October losses of $595,192.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2005, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

20

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets under management as of June 30, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

567516 rv2 9/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567516 rv2 9/2005

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 29, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: September 29, 2005